As filed with Securities and Exchange Commission on July 30, 2020.
File Nos. 333-185762
811-03859

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 23	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 23	[X]
(Check Appropriate Box or Boxes)

Variable Separate Account
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
Manda Ghaferi, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
□  on (date), pursuant to paragraph (b) of Rule 485
☒  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date), pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
Registrant does not intend for this Post-Effective Amendment No. 23 and Amendment No. 23 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

Variable Separate Account
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary
3.	Synopsis	Highlights; Fee Table; Maximum and Minimum Expense Examples; The Polaris Platinum III Variable Annuity; Purchasing a Polaris Platinum III Variable Annuity
4.	Condensed Financial Information	Appendix - Condensed Financial Information
5.	General Description of Registrant, Depositor and Portfolio Companies	Other Information; Investment Options
6.	Deductions	Fee Table; Expenses
7.	General Description of Variable Annuity Contracts	The Polaris Platinum III Variable Annuity; Purchasing a Polaris Platinum III Variable Annuity; Investment Options
8.	Annuity Period	Annuity Income Options
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchasing a Polaris Platinum III Variable Annuity; Access to Your Money
11.	Redemptions	Access To Your Money
12.	Taxes	Taxes
13.	Legal Proceedings	Other Information
14.	Table of Contents of Statement of Additional Information	Contents of Statement of Additional Information

Part B — Statement of Additional Information
Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a “P” are made by reference to the captions in the Prospectus.
Item Number in Form N-4		Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	The Polaris Platinum III Variable Annuity (P); Separate Account and the Company; General Account (P); Investment Options (P); Other Information (P)
18.	Services	Other Information (P); Financial Statements
19.	Purchase of Securities Being Offered	Purchasing a Polaris Platinum III Variable Annuity (P)
20.	Underwriters	Distribution of Contracts; Other Information (P)
21.	Calculation of Performance Data	Performance Data
22.	Annuity Payments	Annuity Income Options (P); Annuity Income Payments; Annuity Unit Values
23.	Financial Statements	Other Information (P); Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED [OCTOBER 13], 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Income Credit Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages effective on or after [October 13], 2020. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated [October 13], 2020. If you need another copy of the Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.

The rates and percentages listed below apply to applications signed on or after [October 13], 2020. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.

POLARIS INCOME MAX

Income Credit Percentage

All references to the Income Credit Percentages are changed to:

[5.25]% (as a percentage of the Income Credit Base)

Maximum Annual Withdrawal Percentage and Protected Income Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Max Income Option 1	Polaris Income Max Income Option 2	Polaris Income Max Income Option 3

One Covered Person (Age 50 - 59)	[3.50% / 3.00]%(2)	[3.50% / 3.00]%(2)	[2.75% / 2.75]%

One Covered Person (Age 60 - 64)	[4.50% / 3.00]%(2)	[4.50% / 3.00]%(2)	[3.25% / 3.25]%

One Covered Person (Age 65 - 71)	[6.00% / 4.00]%	[7.00% / 3.00]%	[4.75% / 4.75]%

One Covered Person (Age 72 and Older)	[6.50% / 4.00]%	[7.50% / 3.00]%	[5.00% / 5.00]%

Two Covered Persons (Age 50 - 59)	[3.00% / 3.00]%(3)	[3.00% / 3.00]%(3)	[2.50% / 2.50]%

Two Covered Persons (Age 60 - 64)	[4.00% / 3.00]%(3)	[4.00% / 3.00]%(3)	[3.00% / 3.00]%

Two Covered Persons (Age 65 - 71)	[5.50% / 4.00]%	[6.50% / 3.00]%	[4.25% / 4.25]%

Two Covered Persons (Age 72 and Older)	[6.00% / 4.00]%	[7.00% / 3.00]%	[4.50% / 4.50]%

(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)

If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

POLARIS INCOME PLUS DAILY FLEX

Maximum Annual Withdrawal Percentage and Protected Income Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1	Polaris Income Plus Daily Flex Income Option 2	Polaris Income Plus Daily Flex Income Option 3

One Covered Person (Age 45 - 59)	[3.25% / 2.75]%(2)	[3.25% / 2.75]%(2)	[2.50% / 2.50]%

One Covered Person (Age 60 - 64)	[4.25% / 2.75]%(2)	[4.25% / 2.75]%(2)	[3.00% / 3.00]%

One Covered Person (Age 65 - 71)	[6.00% / 4.00]%	[7.00% / 3.00]%	[4.75% / 4.75]%

One Covered Person (Age 72 and Older)	[6.50% / 4.00]%	[7.50% / 3.00]%	[5.00% / 5.00]%

Two Covered Persons (Age 45 - 59)	[2.75% / 2.75]%(3)	[2.75% / 2.75]%(3)	[2.25% / 2.25]%

Two Covered Persons (Age 60 - 64)	[3.75% / 2.75]%(3)	[3.75% / 2.75]%(3)	[2.75% / 2.75]%

Two Covered Persons (Age 65 - 71)	[5.50% / 4.00]%	[6.50% / 3.00]%	[4.25% / 4.25]%

Two Covered Persons (Age 72 and Older)	[6.00% / 4.00]%	[7.00% / 3.00]%	[4.50% / 4.50]%

(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Dated: [October 13], 2020

Please keep this Supplement with your Prospectus

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
Prospectus
[October 13], 2020
Flexible Premium Deferred Variable Annuity Contract
issued by Depositor
American General Life Insurance Company
in all states except in New York where it is issued by
The United States Life Insurance Company in the City of New York
in connection with
VARIABLE SEPARATE ACCOUNT
and
FS VARIABLE SEPARATE ACCOUNT
This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust and SunAmerica Series Trust.
Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.
If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401k or 403b plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified plan itself. You should fully discuss this decision with your financial representative.
To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information (“SAI”) dated [October 13], 2020. The SAI has been filed with the United States Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.
Variable Annuities involve risks, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Important Information About Living Benefits: If you elect a Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to the Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.
If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit features.
If you elect a Living Benefit, not all Underlying Funds are available as investment options. Please see “Are there investment requirements if I elect a Living Benefit?” under OPTIONAL LIVING BENEFITS for details.
UNDERLYING FUNDS:	Managed by:
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC
Franklin Income VIP Fund	Franklin Advisers, Inc.
Goldman Sachs VIT Government Money Market Fund§	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC
(Underlying Funds continued on next page)

UNDERLYING FUNDS:	Managed by:
PIMCO Total Return Portfolio§	Pacific Investment Management Company LLC
SA AB Growth Portfolio	AllianceBernstein L.P.
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.
SA Allocation Balanced Portfolio	SunAmerica Asset Management, LLC
SA Allocation Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Growth Portfolio	SunAmerica Asset Management, LLC
SA Allocation Moderate Portfolio	SunAmerica Asset Management, LLC
SA American Funds Asset Allocation Portfolio	Capital Research and Management Company*
SA American Funds Global Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth Portfolio	Capital Research and Management Company*
SA American Funds Growth-Income Portfolio	Capital Research and Management Company*
SA American Funds VCP Managed Allocation Portfolio§	Capital Research and Management Company*
SA BlackRock VCP Global Multi Asset Portfolio§	BlackRock Investment Management, LLC
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC
SA DFA Ultra Short Bond Portfolio§	Dimensional Fund Advisors LP
SA Dogs of Wall Street Portfolio	SunAmerica Asset Management, LLC
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC
SA Federated Hermes Corporate Bond Portfolio§	Federated Investment Management Company
SA Fidelity Institutional AM® International Growth Portfolio	FIAM LLC
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC
SA Fixed Income Index Portfolio#§	SunAmerica Asset Management, LLC
SA Fixed Income Intermediate Index Portfolio#§	SunAmerica Asset Management, LLC
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.
SA Global Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 75/25 Portfolio	SunAmerica Asset Management, LLC
SA Global Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA Goldman Sachs Global Bond Portfolio§	Goldman Sachs Asset Management International
SA Goldman Sachs Multi-Asset Insights Portfolio#	Goldman Sachs Asset Management, L.P.
SA Index Allocation 60/40 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 80/20 Portfolio	SunAmerica Asset Management, LLC
SA Index Allocation 90/10 Portfolio	SunAmerica Asset Management, LLC
SA International Index Portfolio#	SunAmerica Asset Management, LLC
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.
SA Invesco VCP Equity-Income Portfolio§	Invesco Advisers, Inc.
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan MFS Core Bond Portfolio§	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC
SA Large Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA Legg Mason Tactical Opportunities Portfolio#	QS Investors, LLC
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust Portfolio	Massachusetts Financial Services Company
SA MFS Total Return Portfolio #	Massachusetts Financial Services Company
SA Mid Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC
SA PIMCO VCP Tactical Balanced Portfolio§	Pacific Investment Management Company LLC
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC
SA Schroders VCP Global Allocation Portfolio§	Schroder Investment Management North America Inc.
SA Small Cap Index Portfolio#	SunAmerica Asset Management, LLC
SA T. Rowe Price Asset Allocation Growth Portfolio#	T. Rowe Price Associates, Inc.
SA T. Rowe Price VCP Balanced Portfolio§	T. Rowe Price Associates, Inc.

UNDERLYING FUNDS:	Managed by:
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC
SA VCP Dynamic Allocation Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Dynamic Strategy Portfolio§	SunAmerica Asset Management, LLC and AllianceBernstein L.P.
SA VCP Index Allocation Portfolio#§	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP
SA Wellington Government and Quality Bond Portfolio§	Wellington Management Company LLP
SA Wellington Real Return Portfolio§	Wellington Management Company LLP
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated
*	Capital Research and Management Company manages the corresponding Master Fund (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.
#	Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
§ These Underlying Funds are available investment options for the Polaris Income Max Living Benefit.

Glossary

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
Accumulation Phase - The period during which you invest money in your contract.
Accumulation Units - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
Annuitant - The person on whose life we base annuity income payments after you begin the Income Phase.
Annuity Date - The date you select on which annuity income payments begin.
Annuity Units - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.
Beneficiary - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other’s primary Beneficiary.
Company - Refers to American General Life Insurance Company (“AGL”) or The United States Life Insurance Company in the City of New York (“US Life”) for contracts issued in New York only, the insurer that issues this contract. The term “we,” “us” and “our” are also used to identify the issuing Company.
Continuation Contribution - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.
Continuing Spouse - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.
Feeder Funds - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds Global Growth, SA American Funds Growth, SA American Funds Growth-Income, SA American Funds Asset Allocation, and SA American Funds VCP Managed Allocation Variable Portfolios.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Fund-of-Funds - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.
General Account - The Company’s account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios.
Good Order - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.
Income Phase - The period upon annuitization during which we make annuity income payments to you.
Insurable Interest - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.
Latest Annuity Date - The first NYSE business day of the month following your 95th birthday.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Master Funds - Funds of the American Funds Insurance Series in which the Feeder Funds invest.
Non-Qualified (contract) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account (“IRA”).
NYSE - New York Stock Exchange.
Owner - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term “you” or “your” are also used to identify the Owner.
Purchase Payments - The money you give us to buy and invest in the contract.
Purchase Payments Limit - $1,000,000.
Qualified (contract) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
Secure Value Account - A Fixed Account, available only with election of certain Living Benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Trusts - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., PIMCO Variable Insurance Trust, Seasons Series Trust, and SunAmerica Series Trust.
Underlying Funds - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Highlights

The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.
Free Look: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. Please see FREE LOOK in the prospectus.
Expenses: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a penalty-free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. Please see the FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT and EXPENSES in the prospectus.
Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59½. As noted above under Expenses, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and
TAXES in the prospectus.
Optional Living Benefits: You may elect one of the optional Living Benefits available under your contract for an additional fee. These Living Benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional Living Benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.
You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. Please see OPTIONAL LIVING BENEFITS in the prospectus.
Death Benefit: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.
Annuity Income Options: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see ANNUITY INCOME OPTIONS in the prospectus.
Inquiries: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.
All material state variations are described in Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your financial representative to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.
If you would like information regarding how money is shared among our business partners, including broker-dealers through which you may purchase a variable annuity and received from certain investment advisors of the Underlying Funds, please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please see EXPENSES in the prospectus for important information about these fees and charges.
The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.
Contract Owner Transaction Expenses

Maximum Withdrawal Charges (See Withdrawal Charge Schedule below for detail)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Premium Tax[2]	3.5%
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.
Contract Owner Annual Expenses

Contract Maintenance Fee (The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.)	$50
Separate Account Charges[3] (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%

Optional Feature Expenses

If an optional feature is elected the following additional fees are deducted annually.[TO BE UPDATED BY AMENDMENT]

Death Benefits
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Living Benefits4
(calculated as percentage of the Income Base and deducted from the contract value)
Polaris Income Max
Polaris Income Plus Daily Flex
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.25%	2.50%
Two Covered Persons	1.25%	2.50%

Lifetime Income Option Change Fee[6]	0.25%

Total Annual Portfolio Operating Expenses (as of January 31, 2020)

[TO BE UPDATED BY AMENDMENT] The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.
	Minimum [7]	Maximum [8]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.46%	2.11%

Footnotes to the Fee Table:
1  In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  Separate Account Charge: If you do not elect any optional features, your total separate account annual expenses would be 1.15%.
Beneficiary Expenses if Extended Legacy is Elected

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
4  The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.
5  The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.  Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*	The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
6  If you elect Polaris Income Max or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Fee Table.
7  The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2019. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.03% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2021 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.
8  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust under which it will waive 1.14% of its fee and the fee is 0.97% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.97%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

Maximum and Minimum Expense Examples

[TO BE UPDATED BY AMENDMENT]
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.
Example Assumptions
The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.
The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily Flex feature (for the first year calculated at the initial annual fee rate of 1.25% and at the maximum annual fee rate of 2.50% for remaining years), and investment in an Underlying Fund with total expenses of 2.11%*)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,184	$2,226	$3,237	$5,740
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$384	$1,626	$2,837	$5,740
Minimum Expense Examples
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.46%**)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$966	$1,120	$1,299	$1,963
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$166	$520	$899	$1,963

Additional Expense Example Information
1.	We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2.	If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily Flex fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.
3.	If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS below.
*	The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 1.14% fee waiver.
**	The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.03% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A – CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.

The Polaris Platinum III
Variable Annuity

You should fully discuss all of the benefits and risks of this variable annuity with your financial representative prior to purchase.
This variable annuity was developed to help you plan for your retirement. It has two phases:
Accumulation Phase: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.
Income Phase: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.
This variable annuity provides insurance features and benefits, which may be valuable to you:
Optional Living Benefit: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.
Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Tax Deferral*: You do not pay taxes on your earnings from the contract until you withdraw them.
*	If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.
The contract is called a “variable” annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:
Variable Portfolios: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.
Fixed Accounts: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.
For more information on available Variable Portfolio and Fixed Account investment options under this contract, please see INVESTMENT OPTIONS.

Purchasing a Polaris Platinum III
Variable Annuity

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.
Maximum Issue Age
We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
85	80*	80
*	If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. Please see OPTIONAL LIVING BENEFITS.
Note: In general, we will not issue a Qualified contract to anyone who is age 72 or older, unless it is shown that the minimum distribution required by the IRS is being made. Please see TAXES.
Joint Ownership
A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.
The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.
We will not issue a Qualified contract with joint owners, in accordance with tax law.
Spouse
Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners (“Domestic Partners”) qualify for treatment as, or are equal to spouses under state law.
Non-Spouse
In certain states, we may issue the contract to non-spousal joint owners. Non-spousal joint Owners and Domestic Partners should consult with their tax adviser and/or financial representative as, they may not be able to fully benefit from certain benefits and features of the contract such as the optional Living Benefits, if applicable, and spousal continuation of the death benefit.
Please see the Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a list of states that require that benefits and features be made to domestic or civil union partners.

Non-Natural Ownership
A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.
At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:
•	Estate planning,
•	Tax consequences, and
•	The propriety of this contract as an investment consistent with a non-natural Owner’s organizational documentation.
For more information on non-natural ownership, please see TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.
Assignment of the Contract/Change of Ownership
You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.
•	Your rights and those of any other person with rights under this contract will be subject to the assignment.
•	We are not responsible for the validity, tax or other legal consequences of any assignment.
•	An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.
We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.
Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax adviser before assigning the contract.
Termination of the Contract for Misstatement and/or Fraud
The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.
If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific information.
Allocation of Purchase Payments
In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.
An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.
Minimum Initial and Subsequent Purchase Payments
	Minimum Initial Purchase Payment(1)	Minimum Subsequent Purchase Payment	Minimum Automatic Subsequent Purchase Payment
Qualified (2)	$4,000	$500	$100
Non-Qualified (2)	$10,000	$500	$100
(1)	If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.
(2)	These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. For further explanation, please see TAXES.
Purchase Payment Restrictions
We will not allow anyone age 86 or older to add subsequent Purchase Payments after the contract issue date. The attained age restrictions to add subsequent Purchase Payments may vary depending on your election of an optional Living Benefit or optional death benefit as follows:
Without Optional Benefits	With Optional Living Benefit	With Optional Maximum Anniversary Death Benefit
86	81	81
We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).
We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.
•	For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.
•	Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.

Submission of Purchase Payments
Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.
Regular Mail:
Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:
American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330
US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357
Express Delivery:
Overnight deliveries of Purchase Payments can only be accepted at the following address:
American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
Electronic Transmission:
We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.
Agent of Company:
We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.
You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.
Automatic Payment Plan:
Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.
Purchase Payment Pricing Date
We allocate your Purchase Payment as of the date such Purchase Payment is priced.
•	An initial Purchase Payment is received by us in Good Order before Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.
If the Purchase Payment is received in Good Order after Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
Allocation Instructions
Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. Please see INVESTMENT OPTIONS.
Accumulation Units
We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.
The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. Please see ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.
The factor is determined by:
1.	dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.	multiplying it by one minus all applicable daily asset based charges.
We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.
Example:
We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.
Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.
Free Look
You may cancel your contract within ten days after receiving it. We call this a “free look.” Your state may require a longer free look period. Please check your contract or with your financial representative.
To cancel, mail the contract along with your written free look request to:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570.
If you decide to cancel your contract during the free look period we will refund the following:
•	The value of your contract on the day we receive your request in Good Order if received before Market Close.
•	The value of your contract on the next NYSE business day, if the free look request is received after Market Close.
IRA and State Free Look Restrictions
Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.
If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:
(1)	Purchase Payments; or
(2)	the value of your contract on the day we receive your request in Good Order.
With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.
Please see your contract and Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for information about the free look period in your state.
Exchange Offers
From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
Important Information for Military Servicemembers
If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.
•	Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers’ Group Life Insurance program (also referred to as “SGLI”).
More details may be obtained on-line at the following website: www.insurance.va.gov.
•	This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.
•	No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

Investment Options

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:
•	Variable Portfolios
•	Fixed Accounts
•	Dollar Cost Averaging Fixed Account
•	Secure Value Account (optional Living Benefit only)
If you elect an optional Living Benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. Please see Investment and Rebalancing Requirements in the OPTIONAL LIVING BENEFITS section.
Variable Portfolios
The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.
Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:
Asset Allocation	Cash
Bond	Stock
From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio’s prior name.
Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.
You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports.
We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Please consult your financial representative regarding which of these Variable Portfolios are appropriate for your risk tolerance.
You should read the prospectuses for the Trusts carefully for detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors.
Selection of Underlying Funds
The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor’s or subadvisor’s reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.
Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund’s service providers have affiliates that can provide marketing and distribution support for sales of the contract. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.
Fund-of-Funds
Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.
Master-Feeder Funds
Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.
Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors (“Board”) of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.
Volatility Control Funds
Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds’ overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.
These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.
Trusts
We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.
Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.
Unaffiliated Trusts
We offer Underlying Funds of the following unaffiliated Trusts:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares
Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”).
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust (“FTVIPT”).
Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund’s investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.
Goldman Sachs Variable Insurance Trust — Class Service Shares
Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust (“GST”).
Lord Abbett Series Fund, Inc. — Class VC Shares
Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. (“LASF”).
PIMCO Variable Insurance Trust — Class  Advisor Shares
Pacific Investment Management Company LLC is the investment advisor to PIMCO Variable Insurance Trust (“PVIT”).
Affiliated Trusts
We offer Underlying Funds of the following affiliated Trusts:
SAAMCO MANAGED TRUSTS
We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the “SAAMCo Managed Trusts”) at least in part because they are managed by SunAmerica Asset Management, LLC (“SAAMCo”), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.
Anchor Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust (“AST”).
Seasons Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust (“SST”).
SunAmerica Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust (“SAST”).
SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.
SAST Master-Feeder Funds
Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.
All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series (“AFIS”), which invests directly in individual securities.
If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for more discussion of the Master-Feeder structure.
SA VCP Dynamic Allocation Portfolio and
SA VCP Dynamic Strategy Portfolio
SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the “Dynamic Allocation Portfolio”) and Dynamic Strategy Portfolio
(“Dynamic Strategy Portfolio”). AllianceBernstein L.P. is the subadvisor (the “Subadvisor”) of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.
The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.
SA American Funds VCP Managed Allocation Portfolio
SA BlackRock VCP Global Multi Asset Portfolio
SA Invesco VCP Equity-Income Portfolio
SA PIMCO VCP Tactical Balanced Portfolio
SA Schroders VCP Global Allocation Portfolio
SA T. Rowe Price VCP Balanced Portfolio
SA VCP Index Allocation Portfolio
The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the Living Benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the applicable prospectuses and Statements of Additional Information of the SunAmerica Series Trust and the American Funds Insurance Series Master Fund for details.
Please see next page for available Variable Portfolios which are grouped by asset class and listed alphabetically.

ASSET ALLOCATION
Underlying Funds	Managed by:	Trust
Franklin Allocation VIP Fund[1]	Franklin Templeton Services, LLC	FTVIPT
Franklin Income VIP Fund	Franklin Advisers, Inc.	FTVIPT
SA Allocation Balanced Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Growth Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA Allocation Moderate Portfolio[1]	SunAmerica Asset Management, LLC	SST
SA American Funds Asset Allocation Portfolio[2]	Capital Research and Management Company	SAST
SA Global Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 75/25 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Global Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Multi-Asset Insights Portfolio	Goldman Sachs Asset Management, L.P.	SAST
SA Index Allocation 60/40 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 80/20 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA Index Allocation 90/10 Portfolio[1]	SunAmerica Asset Management, LLC	SAST
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Legg Mason Tactical Opportunities Portfolio	QS Investors, LLC	SAST
SA MFS Total Return Portfolio[3]	Massachusetts Financial Services Company	SAST
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC	AST
SA Putnam Asset Allocation Diversified Growth Portfolio	Putnam Investment Management, LLC	SST
SA T. Rowe Price Asset Allocation Growth Portfolio	T. Rowe Price Associates, Inc.	SAST
SA Wellington Strategic Multi-Asset Portfolio	Wellington Management Company LLP	AST
[1]	This Underlying Fund is a Fund-of-Funds.
[2]	This Underlying Fund is a Master-Feeder fund.
[3]	SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.
BOND
Underlying Funds	Managed by:	Trust
PIMCO Emerging Markets Bond Portfolio	Pacific Investment Management Company LLC	PVIT
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC	PVIT
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP	SAST
SA Federated Hermes Corporate Bond Portfolio	Federated Investment Management Company	SAST
SA Fixed Income Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fixed Income Intermediate Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International	SAST
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	SAST
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC	SAST
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP	AST
SA Wellington Real Return Portfolio	Wellington Management Company LLP	SST
CASH
Underlying Funds	Managed by:	Trust
Goldman Sachs VIT Government Money Market Fund	Goldman Sachs Asset Management, L.P.	GST
STOCK
Underlying Funds	Managed by:	Trust
Invesco V.I. American Franchise Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Comstock Fund[4]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.	AVIF
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC	LASF
SA AB Growth Portfolio	AllianceBernstein L.P.	SAST
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.	SAST
SA American Funds Global Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth Portfolio[5]	Capital Research and Management Company	SAST
SA American Funds Growth-Income Portfolio[5]	Capital Research and Management Company	SAST
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC	SAST
SA Dogs of Wall Street Portfolio[4]	SunAmerica Asset Management, LLC	SAST
SA Emerging Markets Equity Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Fidelity Institutional AM® International Growth	FIAM LLC	SAST

Underlying Funds	Managed by:	Trust
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC	SAST
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC	SAST
SA Franklin U.S. Equity Smart Beta Portfolio	Franklin Advisers, Inc.	SAST
SA International Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.	SAST
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC	SAST
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Large Cap Growth Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Large Cap Value Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC	SAST
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company	SAST
SA MFS Massachusetts Investors Trust Portfolio[4]	Massachusetts Financial Services Company	SAST
SA Mid Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.	SAST
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.	SAST
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC	SAST
SA Small Cap Index Portfolio	SunAmerica Asset Management, LLC	SAST
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC	SAST
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP	AST
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated	SAST
[4]	Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
[5]	This Underlying Fund is also a Master-Feeder fund.
VOLATILITY CONTROL FUNDS
Underlying Funds	Managed by:	Trust
SA American Funds VCP Managed Allocation Portfolio[5,6]	Capital Research and Management Company	SAST
SA BlackRock VCP Global Multi Asset Portfolio[6]	BlackRock Investment Management, LLC	SAST
SA Invesco VCP Equity-Income Portfolio	Invesco Advisers, Inc.	SAST
SA PIMCO VCP Tactical Balanced Portfolio	Pacific Investment Management Company LLC	SAST
SA Schroders VCP Global Allocation Portfolio	Schroder Investment Management North America	SAST
SA T. Rowe Price VCP Balanced Portfolio	T. Rowe Price Associates, Inc.	SAST
SA VCP Dynamic Allocation Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Dynamic Strategy Portfolio[6]	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST
SA VCP Index Allocation Portfolio[6]	SunAmerica Asset Management, LLC and T. Rowe Price Associates, Inc.	SAST
[5]	This Underlying Fund is also a Master-Feeder fund.
[6]	A portion of this Underlying Fund is a Fund-of-Funds.
You should read the prospectuses for the Trusts carefully. These prospectuses contain detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors. You may obtain a copy of these prospectuses for the Trusts by calling our Annuity Service Center at (800) 445-7862 or by visiting our website at aig.onlineprospectus.net/AIG/ProductDocuments. You may also obtain information about the Underlying Funds (including a copy of the Statement of Additional Information) by accessing the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Substitution, Addition or Deletion of Variable Portfolios
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Fixed Accounts
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.
Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. Please see GENERAL ACCOUNT below.
Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.
Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:
•	Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.
•	Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.
•	Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.
Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. We do not contact you. If you do not contact us, your money will remain in the same Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your financial representative about the current availability of this service.
Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

Secure Value Account
If you elect a Living Benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. Please see “Are there investment requirements if I elect a Living Benefit?” under OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. Please see GENERAL ACCOUNT below.
Dollar Cost Averaging Fixed Accounts
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging (“DCA”) Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:
DCA Fixed Account	Minimum Purchase Payment
6-Month	$600
12-Month	$1,200
•	The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as “source” accounts exclusively to facilitate the DCA Program for a specified time period.
•	You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. Please see DOLLAR COST AVERAGING PROGRAM below for more information.
•	Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account (“source account”) to any available investment options (“target account”).
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:
Month	Accumulation Unit Value	Units Purchased
1	$ 7.50	100
2	$ 5.00	150
3	$10.00	75
4	$ 7.50	100
5	$ 5.00	150
6	$ 7.50	100
You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•	Fixed Accounts are not available as target accounts for the DCA Program.
•	Transfers occur on a monthly periodic schedule.
•	The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.
•	Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.
Allocation of Subsequent Purchase Payments to DCA Program
If you have not elected an optional Living Benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). Please see DOLLAR COST AVERAGING FIXED ACCOUNTS above for more information.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.
Automatic Asset Rebalancing Program
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.
Under the Automatic Asset Rebalancing Program:
•	You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.
•	At your request, rebalancing occurs on a quarterly, semiannual or annual basis.
•	Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided (“Default Rebalancing Instructions”). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
Mandatory Rebalancing with Election of a Living Benefit
If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. Please see OPTIONAL LIVING BENEFITS below.
Automatic asset rebalancing will continue if it is a requirement of an optional Living Benefit that remains in effect pursuant to your Spousal Beneficiary’s election of Spousal Continuation.
We reserve the right to modify, suspend or terminate the Automatic Asset Rebalancing Program at any time and we will notify you 30 days prior to exercising that right. In the event of modification, we will administer the program according to the parameters of the modification. In the event of suspension or termination of the program, we will no longer administer the program and your investments will no longer be rebalanced.
Transfers During the Accumulation Phase
Subject to the Company’s rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.
•	Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.
•	You must transfer at least $100 per transfer.
•	If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.
Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. Please see SHORT-TERM TRADING POLICIES below for more information.

Telephone:
(800) 445-7862
Internet:
www.aig.com/annuities
United States Postal Service (first-class mail):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Facsimile:
(818) 615-1543
Telephone/Internet Authorization
We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.
Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.
Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific fees.
Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer’s, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension.
Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
Short-Term Trading Policies
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product (“Short-Term Trading”) and we discourage Short-Term Trading as more fully described below.
Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as “arbitrage”; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.
Standard U.S. Mail Policy
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period (“12-Month Rolling Period”) triggers the Standard U.S. Mail Policy.
Transfer Requests under the U.S. Mail Policy
•	While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.
•	Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.
•	All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

•	Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.
•	We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. See Omnibus Group Contracts below for more information.
Example
For example, if you made a transfer on August 19, 2020 and within the previous twelve months (from August 20, 2019 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2020 must be submitted by U.S. Mail (from August 20, 2020 through August 20, 2021).
Accelerated U.S. Mail Policy
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.
Additional Short-Term Trading Restrictions
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
1.	impose further limits on the size, manner, number and/or frequency of transfers you can make;
2.	impose minimum holding periods;
3.	reject any Purchase Payment or transfer request;
4.	terminate your transfer privileges; and/or
5.	request that you surrender your contract.
We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.
Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
•	the number of transfers made in a defined period;
•	the dollar amount of the transfer;
•	the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;
•	the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
•	whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
•	the history of transfer activity in the contract or in other contracts we may offer; and/or
•	other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.
Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.
Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.
Omnibus Group Contracts
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
We reserve the right to modify the policies and procedures described in the TRANSFERS DURING THE ACCUMULATION PHASE section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.
Underlying Funds’ Short-Term Trading Policies
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.
•	We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund’s Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.
•	We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.
Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund’s policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.
Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.
Transfers During the Income Phase
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.
Voting Rights
The Company is the legal owner of the Trusts’ shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

Access to your Money

You can access money in your contract in one of the following ways:
•	Partial Withdrawal,
•	Systematic Withdrawal,
•	Total Withdrawal (also known as surrender), or
•	Annuity Income Payment (during Income Phase).
Withdrawals made prior to age 59½ may result in a 10% IRS penalty tax. Due to the passage of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the 10% IRS penalty tax for withdrawals made prior to age 59½ will be waived for qualifying coronavirus related distributions taken from a Qualified plan or IRA from January 1, 2020 through December 31, 2020. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Please see TAXES.
Minimum Withdrawal Amount and Minimum Contract Value
	Minimum Withdrawal Amount	Minimum Contract Value(1)
Partial Withdrawal	$1,000	$2,500 (2)
Systematic Withdrawal	$100	$2,500 (2)

(1)	The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)	The total contract value must be at least $2,500 after a withdrawal.
Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. Please see OPTIONAL LIVING BENEFITS below.
Penalty-Free Withdrawal Amount
Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.
Your maximum annual penalty-free withdrawal amount equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.
If you elect an optional Living Benefit, please see Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date below.
Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.
If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.
Penalty-Free Withdrawal Amount and the Living Benefit prior to the Activation Date
If you elect a Living Benefit, and you take a withdrawal (including penalty-free withdrawals) prior to the Activation Date, the calculation of your Income Base, Income Credit Base, if applicable, and Lifetime Income will be reduced proportionately. The Income Base is the basis for calculating your Lifetime Income and the Income Credit Base is the basis for calculating the Income Credit which is an amount that may increase your Income Base. Please see Glossary of Living Benefit Terms under OPTIONAL LIVING BENEFITS below.
Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date
If you elect a Living Benefit, your Lifetime Income is free of withdrawal charges. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal. Such withdrawal may be subject to withdrawal charges and affects the calculation of your Income Base and future Lifetime Income. Please see Glossary of Living Benefit Terms under OPTIONAL LIVING BENEFITS below.
For example, if you elected a Living Benefit and your Maximum Annual Withdrawal Amount (MAWA) on or after the Activation Date is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount and was taken on or after the Activation Date. You may also take up to an additional $4,000 that contract year on or after the Activation Date as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the Living Benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.
Assessment of Withdrawal Charges
We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.
The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. Please see WITHDRAWAL CHARGES and EXPENSES.
When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.
If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. If you fully surrender your contract, withdrawal charges will be assessed against the amount of Purchase Payments subject to withdrawal charges. This means that, if you surrender your contract while withdrawal charges still apply, any prior penalty-free withdrawal amounts taken in the current contract year are not subtracted from the total Purchase Payments still subject to withdrawal charges. Please see EXPENSES.
Calculating Withdrawal Charges
For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.
Example:
For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:
A–(B x C)=D, where:
A=	Your contract value at the time of your request for withdrawal ($90,000)
B=	The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C=	The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
D=	Your full contract value ($84,000) available for total withdrawal
Required Minimum Distributions
If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. Please see TAXES for details regarding required minimum distributions.
Annuity Income Payments
Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. Please see ANNUITY INCOME OPTIONS.
Processing Withdrawal Requests
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.
Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. Please see EXPENSES.
Optional Living Benefit Withdrawals
Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.
Total Withdrawals
We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.

Systematic Withdrawal Program
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.
Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.
If you elect a Living Benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate Living Benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a Living Benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. If you must take Required Minimum Distributions (RMDs) from this contract and want to ensure that these withdrawals will not permanently reduce future guaranteed withdrawal amounts on or after the Activation Date, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount under the Living Benefit or the RMD amount as calculated by our Annuity Service Center.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time and we will notify you prior to exercising that right.
Nursing Home Waiver
If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.
•	You cannot use this waiver during the first 90 days after your contract is issued.
•	The confinement period for which you seek the waiver must begin after you purchase your contract.
•	We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.
In order to use this waiver, you must submit the following documents to the Annuity Service Center:
1)	a doctor’s note recommending admittance to a nursing home;
2)	an admittance form which shows the type of facility you entered; and
3)	the bill from the nursing home which shows that you met the 60 day confinement requirement.
Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the availability of the Nursing Home Waiver.

Optional Living Benefits

General Information Applicable to All Living Benefits
These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to activate income at any time. Polaris Income Max allows the contract owner guaranteed rising income prior to the Activation Date. Polaris Income Plus Daily Flex allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Please see DEATH BENEFITS below. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefits.
Please note that not all Living Benefits, investment options and/or Income Options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59½ at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Below is a glossary of Living Benefit Terms and a summary of the key features of the optional Living Benefits offered in your contract.
Glossary of Living Benefit Terms
Activation Date
The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s) or Income Options.
Anniversary Value
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. Please see SPOUSAL CONTINUATION below.
Benefit Effective Date
The date the Living Benefit is elected. The Benefit Effective Date is the same as the Contract Issue Date.
Benefit Quarter
Each consecutive 3 month period starting on the Benefit Effective Date.
Benefit Quarter Anniversary
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.
Benefit Year
Each consecutive one year period starting on the Benefit Effective Date.
Benefit Year Anniversary
The date on which each Benefit Year begins.
Contract Year
Each consecutive one year period starting on the Contract Issue Date.
Covered Person(s)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.
Covered Person Changes
The Covered Person(s) may be changed in the event of Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.
Excess Withdrawal
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.
Higher Anniversary Value
For Polaris Income Max, the current Anniversary Value that is greater than the current Income Base.
Income Base
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.
Income Credit
An amount that may be added to the Income Base prior to the Activation Date as shown in the following table:
Optional Living Benefit	Income Credit (as a percentage of the Income Credit Base)	Income Credit Availability Prior to the Activation Date
Polaris Income Max	The applicable Income Credit Percentage is provided in the Rate Sheet Supplement	The Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date
Polaris Income Plus Daily Flex	Not available
Income Credit Base
Applicable to Polaris Income Max only, the Income Credit Base is used solely as a basis for calculating the Income Credit prior to the Activation Date.
Income Credit Percentage
Applicable to Polaris Income Max only, a percentage of the Income Credit Base used to determine the Income Credit amount prior to the Activation Date.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Income Credit Percentage. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet prospectus supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.
Income Option
The Income Option is elected by You at contract issue. The Maximum Annual Withdrawal Amounts and Protected Income Payments offered in each Income Option vary by age and whether you elect one or two Covered Persons.

Income Option Change
A one-time opportunity to change the Income Option of your initial Living Benefit election on the Activation Date.
Investment Requirements
In order to elect the Living Benefit, you must invest your money in accordance with certain requirements outlined below under “Are there investment requirements if I elect a Living Benefit?”
Life Change Event
A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.
Lifetime Income
Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.
Maximum Annual Withdrawal Amount
The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base.
Maximum Annual Withdrawal Percentage
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.
Minimum Income Base
Applicable to Polaris Income Plus Daily Flex only, the Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each Benefit Year Anniversary prior to the Activation Date. An annual Minimum Income Base Percentage of [5%] will be applied to Purchase Payments received prior to the Activation Date.
Prior to the Activation Date, any withdrawals taken will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base.
Protected Income Payment
The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.
Protected Income Payment Percentage
The percentage used to determine the Protected Income Payment.
Step-up Value
If you elect Polaris Income Plus Daily Flex, the Step-Up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.
Overview of Living Benefits
The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. Please see ANNUITY INCOME OPTIONS below.
You may elect one of the optional Living Benefits, both of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. The Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit’s value is dependent on your contract’s performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return. If you elect a Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional Living Benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit; therefore, election of the Living Benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the Maximum Annual Withdrawal Amount allowable under the Living Benefit.
Please see POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX below for a more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. You should consider each Living Benefit thoroughly and understand it completely before deciding to elect a Living Benefit.
Polaris Income Max and Polaris Income Plus Daily Flex
How does Polaris Income Max work?
Polaris Income Max locks in the greater of two values to determine the Income Base. The Income Base is initially equal to the first Purchase Payment. The Income Base is automatically locked in on each Benefit Year Anniversary, as the greater of (1) the Higher Anniversary Value, or (2) the Income Base increased by any available Income Credit.
Polaris Income Max offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract’s Higher Anniversary Value, or an Income Base with an annual Income Credit, if any. If you elect Polaris Income Max, you may choose from Income Options 1, 2 or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Max allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Options (the “Income Option Change”) on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of one of the original Covered Person(s). You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, Income Credit Base, and Purchase Payments.
The annual Income Credit is an amount we may add to the Income Base each year prior to the Activation Date. The Income Credit is determined by multiplying the Income Credit Percentage by the Income Credit Base.
Prior to Activation Date, if withdrawals are taken, the Income Credit amount is reduced because it will be based on the proportionately reduced Income Credit Base.
On or after the Activation Date, the Income Credit will no longer be available.
Please see “How do increases to the Income Base and Income Credit Base work under Polaris Income Max?” below.
How does Polaris Income Plus Daily Flex work?
Polaris Income Plus Daily Flex® offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect Polaris Income Plus Daily Flex, you may choose from Income Options 1, 2, or 3, but must elect the date on which your Lifetime Income is activated (the “Activation Date”).
Polaris Income Plus Daily Flex allows you flexibility to make a one-time change to your initial elections of: 1) Covered Person(s) (the “Covered Person Change”) and 2) Income Option (the “Income Option Change”) on the Activation Date. The Covered Person(s) Change is permitted where there is a marriage, divorce, or death prior to the Activation Date (the “Life Change Event”) of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract. You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionately reduce the Income Base, and Purchase Payments used in the calculation of the Minimum Income Base.
Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)’ Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, you will eligible for the Minimum Income Base on every Benefit Year Anniversary prior to the Activation Date. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.
On or after the Activation Date, the Minimum Income Base will no longer increase on future Benefit Anniversaries. Please see “How do increases to the Income Base work under Polaris Income Plus Daily Flex?” below.
Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a Living Benefit.

What are the differences between Polaris Income Max and Polaris Income Plus Daily Flex?
Living Benefit Parameter	Polaris Income Max	Polaris Income Plus Daily Flex
Initial Annual Fee	1.25% One Covered Person 1.25% Two Covered Persons
Minimum Income Base	N/A	Minimum Income Base: [5%] simple interest applied annually to Purchase Payments received prior to the Activation Date. Any withdrawals taken prior to the Activation Date will proportionately reduce all Purchase Payments used in the calculation of the Minimum Income Base. No further adjustments are made on or after the Activation Date.
Income Credit – Prior to the Activation Date	Income Credit available – the Income Credit Base and Income Base are reduced proportionately for any withdrawals taken prior to the Activation Date	N/A
Income Credit – On or After the Activation Date	N/A	N/A
Frequency of Step-up Values	Annually	Daily
Investment Requirements	[20%] in Secure Value Account [80%] in Variable Portfolios (total of 19 investment options)	[10%] in Secure Value Account [90%] in Variable Portfolios Asset Allocation Portfolios (39 investment options) or [90%] in Build Your Own Allocation (79 investment options that cross 12 asset classes)
The Maximum Annual Withdrawal Percentages, Protected Income Payment Percentages, and Income Credit Percentage are set forth in the Rate Sheet Supplement that must accompany this prospectus.
Are there investment requirements if I elect a Living Benefit?
Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.
With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.
You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.
Investment Requirements for Polaris Income Max Income Option 1, 2 or 3
If you elect Polaris Income Max, you must allocate your assets in accordance with the following:
[20%] Secure Value Account	Up to [80%] in one or more of the following Variable Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA Invesco VCP Equity-Income*
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
* You may invest up to a maximum of [50%] in each of these Variable Portfolios.
** You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

Investment Requirements for Polaris Income Plus Daily Flex Income Option 1, 2 or 3
If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
[10%] Secure Value Account	Asset Allocation Portfolios
Up to [90%] in one or more of the following Variable Portfolios:
Individually Managed Asset Allocation Portfolios:
SA American Funds Asset Allocation
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market Fund
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
Build Your Own Allocation
You must allocate your assets in accordance with the following: [10%] of your total Purchase Payments in the Secure Value Account. The remaining [90%] of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum [18%] Maximum [90%]
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
SA Wellington Real Return
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum [0%] Maximum [72%]**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin U.S. Equity Smart Beta
SA Large Cap Index
SA MFS Massachusetts Investors Trust
SA Oppenheimer Main Street Large Cap
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Dogs of Wall Street
SA JPMorgan Equity-Income
SA Large Cap Value Index
SA Legg Mason BW Large Cap Value
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum [0%] Maximum [72%]**
SA American Funds Asset Allocation
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA Legg Mason Tactical Opportunities
SA MFS Total Return
SA PGI Asset Allocation
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA Invesco VCP Equity-Income
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum [0%] Maximum [27%]***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
SA WellsCap Aggressive Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA Putnam International Growth and Income
SA Templeton Foreign Value
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Columbia Technology
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*	You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.
**	You may invest up to a maximum of [36]% in an individual Variable Portfolio within this Investment Group.
***	You may invest up to a maximum of [9]% in an individual Variable Portfolio within this Investment Group.
How do my investment requirements impact my feature and contract?
Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.
The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company’s risk that the contract value will be reduced to zero before the Covered Person(s)’ death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner’s own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. Please consult your financial representative regarding which Variable Portfolios are appropriate for the Living Benefit you elected.
To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.
We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secure Value Account will not change for the life of your contract.
Rebalancing and Investment Requirements
We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract’s allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.
Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer (“Default Rebalancing Instructions”) which will replace any previous rebalancing instructions you may have provided.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.
We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.
What are the factors used to calculate Polaris Income Max?
The Lifetime Income offered by Polaris Income Max is calculated by considering the factors described below.
First, we determine if the Anniversary Value is the Higher Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.
Second, we determine the Income Base which initially is equal to the first Purchase Payment. The Income Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit prior to the Activation Date. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date.
Fourth, we determine the Income Credit. The Income Credit is equal to the applicable Income Credit Percentage multiplied by the Income Credit Base on each Benefit Year Anniversary, prior to the Activation Date. On or after the Activation Date, the Income Credit will no longer be available.
Fifth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage, Protected Income Payment Percentage, and Income Credit Percentage. If you need another copy of the prospectus or Rate Sheet Supplement, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.
Sixth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Max?” below.
Please see APPENDIX D for detailed numerical examples of how your Living Benefit is calculated.
What are the factors used to calculate Polaris Income Plus Daily Flex?
The Lifetime Income offered by Polaris Income Plus Daily Flex is calculated by considering the factors described below.
First, we determine the Step-up Values which are values used to determine the Income Base. The initial Step-up Value is equal to the contract value. Then, on any day that the contract value is greater than the Income Base on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.

Second, we determine the Income Base, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received, and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.
Third, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the Activation Date, an annual Minimum Income Base Percentage of [5%] will be applied to Purchase Payments received. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.
Fourth, we determine the Maximum Annual Withdrawal Percentage, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the Protected Income Payment Percentage represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).
The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors upon the Activation Date: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s); and 3) the Income Option elected. Additionally, if applicable to the Income Option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Higher Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.
Please see the Rate Sheet Supplement that must accompany this prospectus for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet prospectus supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185762 or 333-178841 if your contract was issued in New York.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the Protected Income Payment is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.
Finally, we determine the Excess Withdrawals, if any. Excess Withdrawals are withdrawals taken after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” below.
Please see APPENDIX D for detailed numerical examples of how your Living Benefit is calculated.
How do increases to the Income Base and Income Credit Base work under Polaris Income Max?
On each Benefit Year Anniversary, prior to the Activation Date, the Income Base is automatically increased to the greater of (1) the Higher Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.
On each Benefit Year Anniversary prior to the Activation Date, if the Income Base is increased to a Higher Anniversary Value, the Income Credit Base is also automatically increased to that Higher Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.
Increases to your Income Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Since Higher Anniversary Values are determined only on the Benefit Year Anniversaries, your Income Base and Income Credit Base will not increase if your contract value is higher on days other than the Benefit Year Anniversaries.
On or After Activation Date, the Maximum Annual Withdrawal Amount is recalculated each time there is an increase in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased.
How do increases to the Income Base work under Polaris Income Plus Daily Flex?
Prior to the Activation Date, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.
Additionally, prior to the Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.

On or after the Activation Date, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the Activation Date (“first look-back”) or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the Higher Step-up Value since the last Excess Withdrawal. The Income Base will no longer be increased to the Minimum Income Base on the Benefit Year Anniversary on or after the Activation Date.
After the first look-back, the Income Base is increased only on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the Higher Step-up Value since the last Excess Withdrawal.
What are the effects of withdrawals on Polaris Income Max?
The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base and Income Credit Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce the Income Credit (if applicable). The reduction to the Income Credit Base will result in a lowered Income Credit amount being applied to the Income Base prior to the Activation Date. In addition, these withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable because your Lifetime Income withdrawals have not been activated.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual
Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.

All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
What are the effects of withdrawals on Polaris Income Plus Daily Flex?
The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.
Prior to the Activation Date
Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.
Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base.
On or after the Activation Date
Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.
Excess Withdrawals may significantly reduce the value of or terminate the Living Benefit.
For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows: $120,000 x {1 – [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.
Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year’s Maximum Annual Withdrawal Amount.
When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:
Maximum Annual Withdrawal Amount: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Protected Income Payment: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. Please see “What happens if the contract value is reduced to zero while the Income Base is greater than zero?” below.
Minimum Income Base: If you activate Lifetime Income, the Minimum Income Base will no longer increase on future Benefit Anniversaries.
Look-back Periods: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an

Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.
All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
How can I change my Income Option Election?
You may change your Income Option election on the Activation Date. If you change your Income Option election on the Activation Date, an annualized fee applies. Once Lifetime Income begins, you may not change your Income Option election.
What is the fee for Polaris Income Max and Polaris Income Plus Daily Flex?
The fee for Polaris Income Max and Polaris Income Plus Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. Please see APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. In addition, if you change your Income Option on the Activation Date, your annual fee will increase on the next Benefit Quarter Anniversary. Please see fee table below:
Polaris Income Max Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.
Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE.
For Polaris Income Max, an increase in the Income Base due to an addition of an Income Credit, attaining a new Higher Anniversary Value or an addition of subsequent Purchase Payments will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee prior to the Activation Date than without the addition of the Income Credit because the Income Credit may increase the Income Base. You will be assessed a non-refundable fee each quarter regardless of whether you activate Lifetime Income.
For Polaris Income Plus Daily Flex, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.
If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
What happens if the contract value is reduced to zero while the Income Base is greater than zero?
Prior to the Activation Date,
If the contract value is reduced to zero due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.
On or after the Activation Date,
if the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).
If an Excess Withdrawal reduces your contract value to zero, no further benefits are payable under the contract and your contract along with the Living Benefit will terminate.
If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.
When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:
1.	The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.
Please refer to the Rate Sheet Supplement for the Maximum Annual Withdrawal Percentages, Protected Income Payment Percentages, and Income Credit Percentage applicable to your Living Benefit.

Additional important information
applicable to all optional living benefits

When and how may I elect a Living Benefit?
You may elect a Living Benefit at the time of contract issue (the “Benefit Effective Date”). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s)
apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.
Polaris Income Max:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	50	80
Joint Owners(3)	50	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
Polaris Income Plus Daily Flex:
Number of Owners	Covered Person
	Minimum Age(1)	Maximum Age(2)
One Owner	45	80
Joint Owners(3)	45	80
(1)	Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.
(2)	Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.
(3)	Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
What are the allowable changes to Covered Person(s) prior to the Activation Date?
You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.
•	Marriage – If there is one Covered Person, you may add your spouse as the second Covered Person;
•	Divorce – If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;
•	Death – Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.

What are the allowable changes to Covered Person(s) on the Activation Date?
Number of Owners and Covered Persons	Allowed Changes to Covered Person(s) on the Activation Date
Single Owned Contract & One Covered Person	Add Spouse as the second Covered Person
Single Owned Contract & Two Covered Persons(1)	Remove or Change the second Covered Person who is not the Single Owner
Jointly Owned Contract & One Covered Person	Add Joint Owner as the second Covered Person
Jointly Owned Contract & Two Covered Persons(1)	Remove or Change either Covered Person
(1)	You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.
Your Lifetime Income will change as a result of removing or adding a Covered Person(s).
If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?
Prior to the Activation Date, Required Minimum Distributions (“RMD”) will proportionately reduce the Income Base, Income Credit Base, if applicable, and the Purchase Payments used to calculate the Minimum Income Base, if applicable.
On or after the Activation Date, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Please see “What are the effects of withdrawals on Polaris Income Max?” and “What are the effects of withdrawals on Polaris Income Plus Daily Flex?” above.
Any withdrawal taken before you activate Lifetime Income (including RMDs) will result in a reduction of the amount of future withdrawals of the Maximum Annual Withdrawal Amount (MAWA).
We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by our Annuity Service Center. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.
If you turned age 70 ½ on or after January 1, 2020, the age at which you must begin taking RMDs is 72. If you turned age 70 ½ before January 1, 2020, the age at which you must begin taking RMDs is 70 ½.
If you are transferring from another company and have already reached the age you must begin taking RMDs, you should take the current tax year’s RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning the age you must begin taking RMDs, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of the age you must begin taking RMDs, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.
What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?
Prior to the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

On or after the Activation Date, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, without the Living Benefit.
If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.
What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?
Prior to the Activation Date, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.
Note: Prior to the Activation Date, if the contract value goes to zero due to a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.
On or after the Activation Date, upon the first of the two Covered Person’s death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:
1.	Make a death claim, which terminates the Living Benefit and the contract; or
2.	Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.
Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.
The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. Please see “How does Polaris Income Max work?” and “How does Polaris Income Plus Daily Flex work?” above.
For Polaris Income Max only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Higher Anniversary Values or if applicable, any Income Credit prior to the Activation Date, while the contract value is greater than zero.
For Polaris Income Plus Daily Flex only
If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries prior to the Activation Date. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.
Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. Please see DEATH BENEFITS below.
What happens to my Living Benefit upon the Latest Annuity Date?
On the Latest Annuity Date, if the contract value is greater than zero, You must select one of the following options:
1.	Annuitize by selecting from choices a. or b. below:
a.	elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments under the contract’s annuity provisions as described under ANNUITY INCOME OPTIONS; or
b.	elect to receive Lifetime Income under Your Living Benefit option by means of an Annuitization while any of the last named

Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or
2.	Fully surrender your Contract
Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.
An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract value goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).
Can I elect to cancel my Living Benefit?
The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.
Cancellation Request Received	Cancellation Effective Date
Years 1-5	5th Benefit Year Anniversary
Years 5+	Benefit Quarter Anniversary following the receipt of the cancellation request
Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.
If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.
What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Max or Polaris Income Plus Daily Flex?
Amounts allocated to the Secure Value Account will be automatically transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.
The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding amounts allocated to the Secure Value Account and Automatic Asset Allocation Rebalancing Program upon cancellation of any Living Benefit.
Are there circumstances under which my Living Benefit will be automatically cancelled?
The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:
(i)	Annuitization of the contract; or
(ii)	Termination or surrender of the contract; or
(iii)	A death benefit is paid resulting in the contract being terminated; or
(iv)	Any withdrawal prior to the Activation Date that reduces the Contract Value to zero; or
(v)	On or after the Activation Date, any Excess Withdrawal that reduces the contract value and Income Base to zero; or

(vi)	Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or
(vii)	A change that removes all of the original Covered Persons from the contract; or
(viii)	A Change of the Owner or Assignment; or
(ix)	You elect to cancel Your Living Benefit.
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.

Death Benefits

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.
We do not pay a death benefit if:
•	your contract value is reduced to zero; or
•	you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.
We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation
You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.
•	If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.
•	If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.
•	If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
Death Benefit Processing
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)	A certified copy of the death certificate; or
(2)	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)	A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated
•	All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Death Benefit Settlement Options
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.
•	Lump sum payment; or
•	Annuity Income Option; or
•	Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or
•	Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law.
In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.
Certain death benefits are either no longer offered or have changed since first being offered.
Beneficiary Continuation Programs
Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option.
Extended Legacy Program
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. This program may not be elected in conjunction with any other settlement option.
Upon election of the Extended Legacy Program:
•	The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.
•	The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.
•	The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under
(1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time:
Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner of the contract.
Note: If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions.
If the beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time:
•	Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution.
•	Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of death for IRAs.
Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary. Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available.
Also note that the CARES Act provides for a waiver of the IRS required minimum distributions in 2020 for Beneficiaries required to take minimum distributions.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•	Death Claim form electing Extended Legacy Program; and
•	Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.
Restrictions on Extended Legacy Program
•	The Extended Legacy Program cannot be elected with rollover contracts from other companies.

•	No Purchase Payments are permitted.
•	Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.
•	In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
•	Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.
Expenses
We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.
Investment Options
•	The Beneficiary may transfer funds among the available Variable Portfolios;
•	Variable Portfolios may differ from those available to the original Owner; and
•	Variable Portfolios may be of a different share class subject to higher 12b-1 fees.
Inherited Account Program
The Inherited Account Program, if available, can allow a Beneficiary of another company’s annuity contract to transfer their inherited Non-Qualified deferred annuity or certain Beneficiaries to transfer their inherited IRA to fund a new contract issued by the Company.
•	The Beneficiary of the transferred contract becomes the Owner (as the Beneficiary of the deceased) of the contract issued by us.
•	The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.
•	Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.
•	Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.
We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:
•	Inherited Account and Required Minimum Distribution Election Form; and
•	New contract application
Restrictions on Inherited Account Program
•	No Purchase Payments are permitted after the contract has been issued.
•	Optional Living Benefits cannot be elected under the Inherited Account Program.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
Expenses
The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.
Investment Options
All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.
Death Benefit Defined Terms
The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.
We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.
The term “Withdrawal Adjustment” is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.
•	If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual

Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
•	Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.
The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.
Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. Please see ALLOCATION OF PURCHASE PAYMENTS for more information on Purchase Payment restrictions.
Death Benefit Options
Contract Value Death Benefit
The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.
The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.
Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Return of Purchase Payment Death Benefit
For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.
The following describes the Return of Purchase Payment death benefit without election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Net Purchase Payments.
The following describes the Return of Purchase Payment death benefit with election of a Living Benefit:
The death benefit is the greater of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
Maximum Anniversary Value Death Benefit
For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.
The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
The following describes the Maximum Anniversary Value death benefit without election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.
The following describes the Maximum Anniversary Value death benefit with election of a Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments reduced by:
a.	any Withdrawal Adjustments, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:
a.	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
b.	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
Spousal Continuation
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.
Upon election of Spousal Continuation:
•	Generally, the contract, its benefits and elected features, if any, remain the same.
•	Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.
•	Continuing Spouse may not terminate the Return of Purchase Payment or the Maximum Anniversary Value death benefit if elected at contract issue.
•	Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•	Death Claim form; and
•	Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see Appendix B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
Please see OPTIONAL LIVING BENEFITS above for information on the effect of Spousal Continuation on these benefits.

Expenses

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.
•	Separate Account Charges
•	Withdrawal Charges
•	Underlying Fund Expenses
•	Contract Maintenance Fee
•	Transfer Fee
•	Optional Living Benefit Fee
•	Optional Death Benefit Fee
Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific expenses.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.
Separate Account Charges	1.15%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)
The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.
Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Withdrawal Charges
The contract provides a penalty-free withdrawal amount every contract year. Please see ACCESS TO YOUR MONEY above. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract.
Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.
We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:
Withdrawal Charge Schedule
Years Since Purchase Payment Receipt	1	2	3	4	5	6	7	8+
Withdrawal Charge	8%	7%	6%	5%	4%	3%	2%	0%
When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. Please see ACCESS TO YOUR MONEY above.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.
Withdrawals made prior to age 59½ may result in tax penalties. Please see TAXES below.
Underlying Fund Expenses
Investment Management Fees
Investment management fees are set by the Underlying Funds’ own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.
12b-1 Fees
Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.
There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust, Class Advisor shares of PIMCO Variable Insurance Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.
The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.
There are deductions from and expenses paid out of the assets of each Underlying Fund. Detailed information about these deductions and expenses can be found in the prospectuses for the Underlying Funds.
Contract Maintenance Fee
During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.
If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.
Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for the state-specific Contract Maintenance Fee.
Transfer Fee
After 15 Transfers	$25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.
In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Optional Living Benefit Fees
The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The Living Benefit fee is charged and received by the Company in consideration of the Living Benefit guarantees provided to you.
The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.
We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.
Polaris Income Max Fee
Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
If you change your Income Option election on the Activation Date, an annualized fee applies. The fee is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Activation Date:
Lifetime Income Option Change Fee*	0.25%
*	The fee is deducted quarterly, and the quarterly fee rate is 0.0625% (0.25%/4). The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Any fee adjustment is based on a non-discretionary formula tied to the VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.
Please see APPENDIX E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state specific information regarding the assessment of the fee.
Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE.
Return of Purchase Payment Death Benefit Fee
If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Maximum Anniversary Value Death Benefit Fee
If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Premium Tax
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.
Income Taxes
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.
Reduction or Elimination of Fees, Expenses and Additional Amounts Credited
Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active;
purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates’ employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company’s and its affiliates’ variable contracts, and the agents’ and registered representatives’ immediate family members; (3) trustees of mutual funds offered in the Company’s and its affiliates’ variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.
Certain broker-dealers may limit crediting this additional amount to employees only.

Payments in connection with distribution of the contract

Payments We Make
We make payments in connection with the distribution of the contracts that generally fall into the three categories below.
Commissions. Registered representatives of affiliated and unaffiliated broker-dealers (“selling firms”) licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.
The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives’ compensation.
Additional Cash Compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.
If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED above.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2019 in the Statement of Additional Information which is available upon request.
Non-Cash Compensation. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.
We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.
Payments We Receive
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive three kinds of payments described below.
Rule 12b-1 or Service Fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund’s investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds’ net asset value and the amount of assets invested.
Administrative, Marketing and Support Service Fees. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts’ investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts’ investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.
Other Payments. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor’s, subadvisor’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

Annuity Income Options

The Income Phase
What is the Income Phase?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as “annuitizing” your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.
Beginning the Income Phase is an important event. You have different options available to you. You should discuss your options with your financial representative and/or tax adviser so that together you may make the best decision for your particular circumstances.
When does the Income Phase begin?
Generally, you can annuitize your contract any time after your second contract anniversary (“Annuity Date”) and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner’s date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.
How do I elect to begin the Income Phase?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.
What is the impact on the living and death benefits if I annuitize?
If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. Please see OPTIONAL LIVING BENEFITS and DEATH BENEFITS above.
Annuity Income Options
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made. For Qualified contracts, annuity income options may be limited to a 10 year guarantee.
Annuity Income Option 1 – Life Income Annuity
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
Annuity Income Option 2 – Joint and Survivor Life Income Annuity
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies. For Qualified contracts, under certain circumstances, the survivor’s annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 3 – Joint and Survivor Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries. Under certain circumstances, the survivor's annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 4 – Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries.
Annuity Income Option 5 – Income for a Specified Period
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If your contract is a Qualified contract, a guaranteed period of greater than 10 years may not be available. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. A guarantee of payments for more than 10 years may not be available to all Beneficiaries. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.
Please see OPTIONAL LIVING BENEFITS above for annuity income options available under the Living Benefits.
Fixed or Variable Annuity Income Payments
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.
Annuity Income Payments
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:
•	for life income options, your age when annuity income payments begin; and
•	the contract value attributable to the Variable Portfolios on the Annuity Date; and
•	the 3.5% assumed investment rate used in the annuity table for the contract; and
•	the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.
The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate (“AIR”) of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.
Deferment of Payments
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. Please see ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

Taxes

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“IRC”), Treasury Regulations and applicable Internal Revenue Service (“IRS”) guidance to your individual situation.
Refer to the Statement of Additional Information for further details.
Annuity Contracts in General
The IRC provides for special rules regarding the tax treatment of annuity contracts.
•	Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.
•	Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.
•	Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.
Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including a Roth IRA, your contract is referred to as a Non-Qualified contract.
Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including Roth IRA, your contract is referred to as a Qualified contract.
Employer-sponsored plans/arrangements include:
•	Tax-Sheltered Annuities (also referred to as 403(b) annuities)
•	Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
•	Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through Living Benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, was signed into law and provides greater access to assets held in tax-qualified retirement plans and IRAs.  The relief provided in the Act includes, but is not limited to:
•	Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•	Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,
•	Providing a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be taken in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan and may not be available with your annuity.
Tax Treatment of Purchase Payments
Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.
Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
Qualified Contract—Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. You may wish to discuss the regulations and/or the general information above with your tax adviser.
Tax Treatment of Distributions
Distributions from Non-Qualified Contracts
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your Beneficiary after you die;

•	after you become disabled (as defined in the IRC);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	when attributable to Purchase Payments made prior to August 14, 1982.
Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.
Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.
Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a “1035 exchange”).
Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income (“MAGI”) threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation below).
Distributions from Qualified Contracts
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer’s plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;
•	payments to certain individuals called up for active duty after September 11, 2001;
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;
•	amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations);

•	distributions related to Coronavirus relief, as defined under the CARES Act;
Non-IRA contracts:
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and
•	transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).
Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.
Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	a required minimum distribution,
(b)	a hardship withdrawal, or
(c)	a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee’s elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:
•	reaches age 59½;
•	severs employment with the employer;
•	dies;
•	birth or adoption of child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
•	becomes disabled (as defined in the IRC); or
•	experiences a financial hardship (as defined in the IRC).*
*	In the case of hardship, the Owner can only withdraw Purchase Payments.
Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.
Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer’s plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.
Required Minimum Distributions
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.
The CARES Act provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020. Please consult your tax adviser regarding any questions.
Commencement Date
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70½ (or age 72, for individuals born on or after July 1, 1949), or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70½ (or age 72, for individuals born on or after July 1, 1949). If you choose to delay your first distribution until the year after the year in which you reach 70½ (72, if applicable) or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

Combining Distributions from Multiple Contracts
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.
Automatic Withdrawal Option
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.
Impact of Optional Benefits
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or Living Benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.
Tax Treatment of Death Benefits
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59½, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits “incidental death benefits” or “life insurance.” The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.
Tax Treatment of Optional Living Benefits
Generally, we will treat amounts credited to the contract value under the optional Living Benefit guarantees, for income tax purposes, as earnings in the contract. Thus, payments of Living Benefits are treated as taxable withdrawals to the extent there are taxable gains in the contract value. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional Living Benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional Living Benefit.
Contracts Owned by a Trust or Corporation
A Trust or Corporation or other Owner that is not a natural person (“Non-Natural Owner”) that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract’s value in excess of the Owner’s cost basis, and the contract’s cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.
Withholding
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.
Foreign Account Tax Compliance Act (“FATCA”)
A Contract Owner who is not a “United States person” which is defined to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable withholding certification to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
Gifts, Pledges and/or Assignments of a Contract
Non-Qualified Contracts
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract’s cash value to the extent it exceeds your cost basis. The recipient’s cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.
Qualified Contracts
The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.
This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:
•	the plan is not an unfunded deferred compensation plan; and
•	the plan funding vehicle is not an IRA.
You should consult a tax advisor as to the availability of this exception.
Diversification and Investor Control
Diversification
For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be “adequately diversified”. Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.

Investor Control
These investor control limitations generally do not apply to Qualified contracts, which are referred to as “Pension Plan Contracts” for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.
Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.
There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner’s ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.
While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.
Our Taxes
The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Other Information

The Distributor
AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority
(“FINRA”). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.
The Company
American General Life Insurance Company
American General Life Insurance Company (“AGL”) is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL’s home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
Contracts are issued by AGL in all states, except New York, where they are issued by US Life.
The United States Life Insurance Company in the City of New York
The United States Life Insurance Company in the City of New York (“US Life”) is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.
Ownership Structure of the Company
AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation.
AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s and US Life’s operations.
American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

Operation of the Company
The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.
The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and Living Benefits on the Company’s financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.
The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company’s operations.
The Separate Account
Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.
Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate
Account was transferred to and became a separate account of US Life under New York law.
These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.
Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.
You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.
The General Account
Obligations that are paid out of the Company’s general account (“General Account”) include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.
The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the Living Benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a Living

Benefit allocate their Purchase Payments in accordance with specified investment parameters.
Financial Statements
The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.
The Company and the Separate Account
The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.
Instructions to Obtain Financial Statements
The financial statements of the Company and Separate Account are available on the SEC’s website at http://www.sec.gov. You may request a free copy of the Statement of Additional Information which includes the financial statements by using the request form on the last page of this prospectus or by contacting our Annuity Service Center at:
Mailing Address:
Annuity Service Center
P.O. Box 15570, Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862
We encourage both existing and prospective contract Owners to read and understand the financial statements.
Administration
We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.
We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values (“AUVs”), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Legal Proceedings
There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Registration Statements
Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

Contents of Statement of Additional Information

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.
Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the Volatility Index (“VIX”)
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

Appendix A – Condensed Financial Information

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York)

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.523	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$10.813	(a)$13.204
	(b)$8.443	(b)$9.089	(b)$8.772	(b)$9.922	(b)$12.044	(b)$12.148	(b)$11.173	(b)$12.403	(b)$10.773	(b)$12.651
Ending AUV	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$10.813	(a)$13.204	(a)$15.645
	(b)$9.089	(b)$8.772	(b)$9.922	(b)$12.044	(b)$12.148	(b)$11.173	(b)$12.403	(b)$10.773	(b)$12.651	(b)$14.930
Ending Number of AUs	(a)305,497	(a)583,043	(a)555,601	(a)617,081	(a)755,589	(a)616,339	(a)551,897	(a)15	(a)14,524	(a)28,370
	(b)15	(b)13,720	(b)13,350	(b)17,141	(b)14,720	(b)14,317	(b)13,132	(b)14	(b)265,926	(b)210,581

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.454	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725
	(b)$9.378	(b)$10.363	(b)$10.405	(b)$11.494	(b)$12.845	(b)$13.179	(b)$12.012	(b)$13.433	(b)$14.449	(b)$14.134
Ending AUV	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725	(a)$16.894
	(b)$10.363	(b)$10.405	(b)$11.494	(b)$12.845	(b)$13.179	(b)$12.012	(b)$13.433	(b)$14.449	(b)$14.134	(b)$16.151
Ending Number of AUs	(a)587,958	(a)1,614,375	(a)2,098,825	(a)2,132,029	(a)2,363,425	(a)2,356,364	(a)2,253,529	(a)0	(a)13,532	(a)89,611
	(b)5,099	(b)35,105	(b)29,071	(b)32,331	(b)26,318	(b)27,764	(b)25,803	(b)21,232	(b)1,183,355	(b)1,164,025

Goldman Sachs VIT Government Money Market Fund – GST Service Class Share (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.875	(b)$9.733	(b)$9.789
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894	(a)$9.965
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.875	(b)$9.733	(b)$9.789	(b)$9.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,170,077	(a)274,196	(a)499,593	(a)725,904
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)160,945	(b)0	(b)380,495	(b)734,016

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.054	(a)$11.863	(a)$10.961	(a)$12.269	(a)$16.931	(a)$18.078	(a)$18.692	(a)$18.823	(a)$24.145	(a)$22.939
	(b)$9.982	(b)$11.658	(b)$10.623	(b)$11.813	(b)$16.035	(b)$17.010	(b)$17.474	(b)$17.483	(b)$21.781	(b)$21.837
Ending AUV	(a)$11.863	(a)$10.961	(a)$12.269	(a)$16.931	(a)$18.078	(a)$18.692	(a)$18.823	(a)$24.145	(a)$22.939	(a)$30.937
	(b)$11.658	(b)$10.623	(b)$11.813	(b)$16.035	(b)$17.010	(b)$17.474	(b)$17.483	(b)$21.781	(b)$21.837	(b)$29.333
Ending Number of AUs	(a)54,048	(a)132,872	(a)123,702	(a)109,309	(a)114,164	(a)95,315	(a)106,404	(a)0	(a)778	(a)61,704
	(b)9	(b)4,937	(b)623	(b)0	(b)0	(b)0	(b)2,118	(b)2,118	(b)87,823	(b)142,563

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.362	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174
	(b)$8.311	(b)$9.430	(b)$9.053	(b)$10.558	(b)$14.047	(b)$15.029	(b)$13.826	(b)$15.863	(b)$18.292	(b)$16.353
Ending AUV	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174	(a)$21.212
	(b)$9.430	(b)$9.053	(b)$10.558	(b)$14.047	(b)$15.029	(b)$13.826	(b)$15.863	(b)$18.292	(b)$16.353	(b)$20.118
Ending Number of AUs	(a)1,361,769	(a)3,289,778	(a)3,527,130	(a)3,272,884	(a)3,241,381	(a)3,343,626	(a)3,215,414	(a)0	(a)14,851	(a)88,747
	(b)44,446	(b)82,099	(b)92,931	(b)85,731	(b)78,531	(b)72,075	(b)63,316	(b)55,575	(b)1,026,902	(b)912,875

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.977	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175
	(b)$8.920	(b)$9.814	(b)$9.406	(b)$10.548	(b)$13.839	(b)$14.924	(b)$14.151	(b)$16.575	(b)$18.538	(b)$16.349
Ending AUV	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175	(a)$21.198
	(b)$9.814	(b)$9.406	(b)$10.548	(b)$13.839	(b)$14.924	(b)$14.151	(b)$16.575	(b)$18.538	(b)$16.349	(b)$20.098
Ending Number of AUs	(a)1,543,848	(a)3,878,109	(a)4,391,782	(a)3,990,342	(a)3,854,008	(a)3,840,233	(a)3,636,060	(a)0	(a)11,057	(a)63,415
	(b)69,419	(b)110,493	(b)110,609	(b)102,557	(b)96,992	(b)93,976	(b)82,413	(b)65,944	(b)1,308,958	(b)1,136,350

Lord Abbett Growth and Income Portfolio – LASF Class VC Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.910	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503
	(b)$7.867	(b)$9.058	(b)$8.343	(b)$9.171	(b)$12.223	(b)$12.905	(b)$12.293	(b)$14.120	(b)$15.701	(b)$14.719
Ending AUV	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503	(a)$18.772
	(b)$9.058	(b)$8.343	(b)$9.171	(b)$12.223	(b)$12.905	(b)$12.293	(b)$14.120	(b)$15.701	(b)$14.719	(b)$17.752
Ending Number of AUs	(a)677,384	(a)1,866,796	(a)2,173,904	(a)1,888,694	(a)1,734,729	(a)1,615,549	(a)1,403,219	(a)0	(a)1,568	(a)55,431
	(b)18,975	(b)50,607	(b)53,403	(b)46,751	(b)41,253	(b)42,200	(b)37,910	(b)35,001	(b)521,620	(b)468,569

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
PIMCO Emerging Markets Bond Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.253
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.243
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,761
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)738

PIMCO Total Return Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.002
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.966
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)77,181
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)27,008

SA AB Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.759	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411
	(b)$9.664	(b)$10.374	(b)$9.892	(b)$11.283	(b)$15.172	(b)$16.944	(b)$18.442	(b)$18.549	(b)$23.954	(b)$25.139
Ending AUV	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411	(a)$35.128
	(b)$10.374	(b)$9.892	(b)$11.283	(b)$15.172	(b)$16.944	(b)$18.442	(b)$18.549	(b)$23.954	(b)$25.139	(b)$33.303
Ending Number of AUs	(a)31,223	(a)110,822	(a)216,259	(a)193,980	(a)223,689	(a)351,582	(a)368,391	(a)3,274	(a)18,161	(a)113,043
	(b)14	(b)940	(b)2,696	(b)2,766	(b)6,919	(b)9,013	(b)6,998	(b)2,690	(b)522,377	(b)495,683

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.864	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507
	(b)$9.800	(b)$12.063	(b)$10.858	(b)$12.597	(b)$16.982	(b)$18.129	(b)$16.700	(b)$20.415	(b)$22.584	(b)$19.528
Ending AUV	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507	(a)$24.269
	(b)$12.063	(b)$10.858	(b)$12.597	(b)$16.982	(b)$18.129	(b)$16.700	(b)$20.415	(b)$22.584	(b)$19.528	(b)$23.019
Ending Number of AUs	(a)1,412,358	(a)3,884,706	(a)4,290,770	(a)3,783,732	(a)3,499,705	(a)3,520,275	(a)2,976,295	(a)2,802	(a)18,969	(a)68,100
	(b)44,449	(b)96,712	(b)103,332	(b)86,267	(b)77,530	(b)77,139	(b)66,961	(b)57,709	(b)1,097,382	(b)972,206

SA Allocation Balanced Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.759	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300
	(b)$10.548	(b)$11.180	(b)$11.014	(b)$11.958	(b)$13.074	(b)$13.504	(b)$13.067	(b)$13.486	(b)$14.618	(b)$14.555
Ending AUV	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300	(a)$17.549
	(b)$11.180	(b)$11.014	(b)$11.958	(b)$13.074	(b)$13.504	(b)$13.067	(b)$13.486	(b)$14.618	(b)$14.555	(b)$16.627
Ending Number of AUs	(a)735,665	(a)2,126,800	(a)2,873,463	(a)2,837,507	(a)2,846,362	(a)2,717,493	(a)2,722,154	(a)83,258	(a)222,603	(a)532,983
	(b)8,184	(b)20,339	(b)42,531	(b)44,150	(b)38,031	(b)34,301	(b)29,394	(b)29,183	(b)759,011	(b)759,212

SA Allocation Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.215	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405
	(b)$10.016	(b)$10.874	(b)$9.960	(b)$11.220	(b)$13.610	(b)$14.045	(b)$13.516	(b)$14.018	(b)$16.198	(b)$15.578
Ending AUV	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405	(a)$20.030
	(b)$10.874	(b)$9.960	(b)$11.220	(b)$13.610	(b)$14.045	(b)$13.516	(b)$14.018	(b)$16.198	(b)$15.578	(b)$18.944
Ending Number of AUs	(a)46,920	(a)226,663	(a)225,686	(a)301,330	(a)349,567	(a)387,275	(a)428,575	(a)323,529	(a)1,055,651	(a)1,826,542
	(b)6,992	(b)45,099	(b)39,944	(b)39,937	(b)43,889	(b)22,807	(b)19,953	(b)20,578	(b)900,635	(b)1,127,093

SA Allocation Moderate Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.303	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620
	(b)$10.100	(b)$10.863	(b)$10.275	(b)$11.375	(b)$13.086	(b)$13.494	(b)$13.003	(b)$13.474	(b)$15.216	(b)$14.836
Ending AUV	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620	(a)$18.624
	(b)$10.863	(b)$10.275	(b)$11.375	(b)$13.086	(b)$13.494	(b)$13.003	(b)$13.474	(b)$15.216	(b)$14.836	(b)$17.618
Ending Number of AUs	(a)874,350	(a)2,789,887	(a)3,053,471	(a)3,290,803	(a)3,191,803	(a)3,200,426	(a)3,156,859	(a)217,989	(a)467,306	(a)685,983
	(b)82,764	(b)108,968	(b)90,817	(b)76,316	(b)64,669	(b)64,394	(b)29,480	(b)29,177	(b)1,450,325	(b)1,414,303

SA Allocation Moderate Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.617	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647
	(b)$10.410	(b)$11.133	(b)$10.710	(b)$11.739	(b)$13.174	(b)$13.598	(b)$13.118	(b)$13.582	(b)$15.090	(b)$14.863
Ending AUV	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647	(a)$18.368
	(b)$11.133	(b)$10.710	(b)$11.739	(b)$13.174	(b)$13.598	(b)$13.118	(b)$13.582	(b)$15.090	(b)$14.863	(b)$17.378
Ending Number of AUs	(a)790,445	(a)2,921,500	(a)3,693,297	(a)3,716,208	(a)3,864,912	(a)4,027,290	(a)3,932,398	(a)80,224	(a)254,860	(a)403,893
	(b)15,089	(b)36,886	(b)56,257	(b)54,571	(b)63,426	(b)61,587	(b)52,428	(b)39,410	(b)994,244	(b)953,760

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA American Funds Asset Allocation Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.248	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375
	(b)$9.139	(b)$10.026	(b)$9.929	(b)$11.273	(b)$13.639	(b)$14.055	(b)$13.933	(b)$14.908	(b)$16.944	(b)$16.548
Ending AUV	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375	(a)$20.768
	(b)$10.026	(b)$9.929	(b)$11.273	(b)$13.639	(b)$14.055	(b)$13.933	(b)$14.908	(b)$16.944	(b)$16.548	(b)$19.700
Ending Number of AUs	(a)661,124	(a)1,396,870	(a)1,539,848	(a)1,712,107	(a)2,080,670	(a)2,169,289	(a)3,716,504	(a)2,875,079	(a)6,990,627	(a)10,023,613
	(b)17,259	(b)46,165	(b)41,821	(b)39,774	(b)43,590	(b)42,233	(b)39,509	(b)36,931	(b)2,887,755	(b)3,620,610

SA American Funds Global Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.333	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484
	(b)$10.269	(b)$11.219	(b)$9.996	(b)$11.983	(b)$15.141	(b)$15.140	(b)$15.837	(b)$15.585	(b)$20.038	(b)$18.552
Ending AUV	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484	(a)$25.990
	(b)$11.219	(b)$9.996	(b)$11.983	(b)$15.141	(b)$15.140	(b)$15.837	(b)$15.585	(b)$20.038	(b)$18.552	(b)$24.648
Ending Number of AUs	(a)2,106,282	(a)5,656,679	(a)5,825,024	(a)5,411,595	(a)5,344,542	(a)4,916,395	(a)4,962,950	(a)1,242	(a)34,417	(a)140,382
	(b)75,062	(b)141,456	(b)137,526	(b)123,774	(b)115,537	(b)100,942	(b)95,711	(b)81,342	(b)1,752,272	(b)1,495,924

SA American Funds Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.806	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138
	(b)$8.754	(b)$10.158	(b)$9.506	(b)$10.959	(b)$13.945	(b)$14.796	(b)$15.459	(b)$16.553	(b)$20.770	(b)$21.081
Ending AUV	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138	(a)$28.537
	(b)$10.158	(b)$9.506	(b)$10.959	(b)$13.945	(b)$14.796	(b)$15.459	(b)$16.553	(b)$20.770	(b)$21.081	(b)$27.065
Ending Number of AUs	(a)1,025,186	(a)2,542,152	(a)2,857,660	(a)2,782,317	(a)2,814,911	(a)2,716,896	(a)2,621,593	(a)12,127	(a)46,570	(a)450,671
	(b)100,608	(b)119,281	(b)118,767	(b)117,577	(b)111,623	(b)97,410	(b)91,445	(b)54,899	(b)1,728,534	(b)1,746,744

SA American Funds Growth-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.697	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930
	(b)$8.645	(b)$9.417	(b)$9.037	(b)$10.383	(b)$13.554	(b)$14.659	(b)$14.543	(b)$15.862	(b)$18.983	(b)$18.976
Ending AUV	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930	(a)$24.775
	(b)$9.417	(b)$9.037	(b)$10.383	(b)$13.554	(b)$14.659	(b)$14.543	(b)$15.862	(b)$18.983	(b)$18.976	(b)$23.495
Ending Number of AUs	(a)525,164	(a)1,586,603	(a)1,910,263	(a)1,923,687	(a)2,076,204	(a)2,201,833	(a)2,175,897	(a)8,693	(a)48,230	(a)261,090
	(b)76,473	(b)106,740	(b)110,346	(b)110,818	(b)96,165	(b)84,485	(b)79,908	(b)37,241	(b)1,301,806	(b)1,262,119

SA American Funds VCP Managed Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/15/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$10.000	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.037	(b)$11.806	(b)$11.891	(b)$11.503	(b)$12.071	(b)$13.551	(b)$12.994
Ending AUV	(a)N/A	(a)N/A	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288	(a)$15.564
	(b)N/A	(b)N/A	(b)$10.037	(b)$11.806	(b)$11.891	(b)$11.503	(b)$12.071	(b)$13.551	(b)$12.994	(b)$15.159
Ending Number of AUs	(a)N/A	(a)N/A	(a)210,471	(a)3,372,087	(a)8,753,196	(a)27,386,799	(a)48,296,906	(a)1,851,361	(a)5,464,372	(a)7,909,279
	(b)N/A	(b)N/A	(b)10	(b)574	(b)599	(b)616	(b)22,860	(b)37,672	(b)9,624,203	(b)9,497,968

SA BlackRock VCP Global Multi-Asset Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.335	(b)$11.360	(b)$10.623
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749	(a)$12.293
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.335	(b)$11.360	(b)$10.623	(b)$12.100
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)24,320,807	(a)1,754,405	(a)3,205,019	(a)4,016,493
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)8,280	(b)42,148	(b)5,034,088	(b)4,953,726

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.129	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031
	(b)$9.016	(b)$10.607	(b)$9.818	(b)$10.350	(b)$12.746	(b)$15.566	(b)$16.763	(b)$19.159	(b)$25.339	(b)$23.851
Ending AUV	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031	(a)$38.379
	(b)$10.607	(b)$9.818	(b)$10.350	(b)$12.746	(b)$15.566	(b)$16.763	(b)$19.159	(b)$25.339	(b)$23.851	(b)$36.424
Ending Number of AUs	(a)38,025	(a)89,024	(a)133,647	(a)158,135	(a)186,156	(a)232,415	(a)207,831	(a)7,152	(a)12,150	(a)79,952
	(b)10,626	(b)23,249	(b)53,118	(b)80,879	(b)85,571	(b)96,262	(b)11,769	(b)10,248	(b)206,992	(b)195,121

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.152	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102
	(b)$10.044	(b)$9.795	(b)$9.556	(b)$9.325	(b)$9.099	(b)$8.876	(b)$8.664	(b)$8.468	(b)$8.343	(b)$8.662
Ending AUV	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102	(a)$9.177
	(b)$9.795	(b)$9.556	(b)$9.325	(b)$9.099	(b)$8.876	(b)$8.664	(b)$8.468	(b)$8.343	(b)$8.662	(b)$8.699
Ending Number of AUs	(a)474,885	(a)935,815	(a)1,359,794	(a)1,852,907	(a)3,100,180	(a)4,318,851	(a)4,332,607	(a)75,392	(a)302,158	(a)574,576
	(b)13,392	(b)50,029	(b)38,215	(b)30,271	(b)2,762	(b)13,693	(b)260	(b)776	(b)911,257	(b)970,820

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.108	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063
	(b)$9.020	(b)$10.301	(b)$11.355	(b)$12.643	(b)$16.898	(b)$18.308	(b)$18.280	(b)$21.090	(b)$24.515	(b)$24.882
Ending AUV	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063	(a)$32.078
	(b)$10.301	(b)$11.355	(b)$12.643	(b)$16.898	(b)$18.308	(b)$18.280	(b)$21.090	(b)$24.515	(b)$24.882	(b)$30.503
Ending Number of AUs	(a)138,384	(a)326,655	(a)447,149	(a)656,090	(a)911,674	(a)782,747	(a)966,222	(a)3,351	(a)14,484	(a)139,539
	(b)6,910	(b)11,160	(b)11,950	(b)16,005	(b)17,146	(b)19,297	(b)19,684	(b)5,335	(b)492,613	(b)469,552

SA Emerging Markets Equity Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526	(a)$9.978
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503	(b)$9.911
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,449	(a)40,361
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)26,431	(b)64,711

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.410	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377
	(b)$12.322	(b)$13.376	(b)$13.924	(b)$15.175	(b)$15.054	(b)$15.581	(b)$15.056	(b)$16.018	(b)$16.710	(b)$16.544
Ending AUV	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377	(a)$19.685
	(b)$13.376	(b)$13.924	(b)$15.175	(b)$15.054	(b)$15.581	(b)$15.056	(b)$16.018	(b)$16.710	(b)$16.544	(b)$18.666
Ending Number of AUs	(a)1,272,683	(a)3,308,381	(a)4,265,515	(a)5,233,488	(a)5,679,166	(a)6,184,756	(a)7,821,133	(a)150,587	(a)249,866	(a)960,802
	(b)26,846	(b)61,324	(b)68,923	(b)68,285	(b)63,506	(b)59,440	(b)64,551	(b)65,754	(b)1,781,993	(b)1,897,160

SA Fidelity Institutional AM® International Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.087
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.057
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)8,576
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)5,268

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$6.600	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397
	(b)$6.557	(b)$7.690	(b)$8.136	(b)$9.330	(b)$8.937	(b)$11.346	(b)$11.302	(b)$12.010	(b)$12.383	(b)$11.794
Ending AUV	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397	(a)$15.437
	(b)$7.690	(b)$8.136	(b)$9.330	(b)$8.937	(b)$11.346	(b)$11.302	(b)$12.010	(b)$12.383	(b)$11.794	(b)$14.628
Ending Number of AUs	(a)1,094,253	(a)2,567,462	(a)2,922,638	(a)3,398,487	(a)2,749,234	(a)2,481,903	(a)2,347,510	(a)6,587	(a)12,668	(a)59,240
	(b)35,629	(b)77,331	(b)81,702	(b)83,703	(b)68,993	(b)63,209	(b)56,278	(b)58,439	(b)762,113	(b)651,750

SA Fixed Income Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817	(a)$10.559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769	(b)$10.465
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)18,017	(a)84,728	(a)297,153
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)137,983	(b)256,280

SA Fixed Income Intermediate Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839	(a)$10.308
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790	(b)$10.216
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)5,134	(a)200,483	(a)442,991
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)52,634	(b)102,515

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.532	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281
	(b)$8.476	(b)$10.514	(b)$9.953	(b)$11.476	(b)$15.199	(b)$14.871	(b)$13.463	(b)$17.238	(b)$18.520	(b)$16.444
Ending AUV	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281	(a)$21.556
	(b)$10.514	(b)$9.953	(b)$11.476	(b)$15.199	(b)$14.871	(b)$13.463	(b)$17.238	(b)$18.520	(b)$16.444	(b)$20.429
Ending Number of AUs	(a)839,190	(a)2,192,103	(a)2,398,013	(a)2,115,967	(a)2,149,639	(a)2,207,061	(a)1,793,945	(a)672	(a)1,773	(a)22,311
	(b)36,913	(b)79,384	(b)75,981	(b)65,347	(b)62,884	(b)62,390	(b)49,998	(b)46,729	(b)710,766	(b)612,251

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Franklin U.S. Equity Smart Beta Portfolio – SAST Class 3 Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.826
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA Global Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347	(a)$10.891
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322	(b)$10.818
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)323,357	(a)945,924
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)156,059	(b)335,558

SA Global Index Allocation 75/25 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160	(a)$10.900
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135	(b)$10.828
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)500,824	(a)893,252
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)78,679	(b)247,719

SA Global Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958	(a)$10.892
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934	(b)$10.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,812,729	(a)2,968,363
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)592,913	(b)967,524

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.131	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445
	(b)$12.042	(b)$12.520	(b)$12.952	(b)$13.162	(b)$12.420	(b)$12.109	(b)$11.505	(b)$11.403	(b)$11.915	(b)$11.850
Ending AUV	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445	(a)$13.115
	(b)$12.520	(b)$12.952	(b)$13.162	(b)$12.420	(b)$12.109	(b)$11.505	(b)$11.403	(b)$11.915	(b)$11.850	(b)$12.438
Ending Number of AUs	(a)526,421	(a)1,421,192	(a)2,000,928	(a)2,663,215	(a)3,149,904	(a)3,345,147	(a)4,823,234	(a)129,965	(a)328,966	(a)566,953
	(b)16,433	(b)29,953	(b)36,742	(b)35,118	(b)28,605	(b)27,102	(b)30,032	(b)26,150	(b)1,262,004	(b)1,318,921

SA Goldman Sachs Multi-Asset Insights Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312	(a)$10.938
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266	(b)$10.840
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)21,802	(a)208,578	(a)328,391
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)130,510	(b)213,183

SA Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349	(a)$12.233
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270	(b)$12.091
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)448,221	(a)1,352,432	(a)2,264,734
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)582,602	(b)827,291

SA Index Allocation 80/20 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422	(a)$12.740
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343	(b)$12.592
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,250,361	(a)3,014,631	(a)4,391,507
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)1,359,524	(b)1,659,932

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473	(a)$12.997
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394	(b)$12.847
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,997,754	(a)8,727,329	(a)11,024,747
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)2,322	(b)2,912,929	(b)4,133,651

SA International Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770	(a)$10.478
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727	(b)$10.384
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)5,390	(a)64,255
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)37,558	(b)77,004

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.524	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$13.468	(a)$21.251
	(b)$9.464	(b)$11.511	(b)$10.993	(b)$12.643	(b)$17.044	(b)$17.294	(b)$16.806	(b)$17.086	(b)$12.975	(b)$20.235
Ending AUV	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$13.468	(a)$21.251	(a)$27.036
	(b)$11.511	(b)$10.993	(b)$12.643	(b)$17.044	(b)$17.294	(b)$16.806	(b)$17.086	(b)$12.975	(b)$20.235	(b)$25.641
Ending Number of AUs	(a)757,933	(a)1,988,550	(a)2,160,650	(a)1,852,306	(a)1,759,394	(a)1,655,036	(a)1,578,866	(a)1,355,486	(a)4,214	(a)18,226
	(b)30,368	(b)55,361	(b)58,423	(b)50,561	(b)46,950	(b)46,294	(b)41,120	(b)56,649	(b)430,990	(b)361,427

SA Invesco VCP Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$12.205	(b)$12.975	(b)$11.691
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959	(a)$13.827
	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$12.205	(b)$12.975	(b)$11.691	(b)$13.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)2,026,947	(a)7,639,621	(a)29,241,121	(a)43,185,278	(a)1,355,486	(a)3,180,938	(a)4,217,733
	(b)N/A	(b)N/A	(b)N/A	(b)391,312	(b)1,257,088	(b)3,921,183	(b)6,323,788	(b)56,649	(b)8,837,153	(b)9,151,784

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.322	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866
	(b)$9.266	(b)$10.642	(b)$10.261	(b)$11.167	(b)$14.715	(b)$16.012	(b)$15.706	(b)$15.142	(b)$19.281	(b)$19.883
Ending AUV	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866	(a)$28.043
	(b)$10.642	(b)$10.261	(b)$11.167	(b)$14.715	(b)$16.012	(b)$15.706	(b)$15.142	(b)$19.281	(b)$19.883	(b)$26.615
Ending Number of AUs	(a)435,168	(a)990,175	(a)1,161,349	(a)1,130,334	(a)1,150,094	(a)1,130,864	(a)1,163,610	(a)1,706	(a)2,212	(a)76,459
	(b)20,537	(b)24,196	(b)24,429	(b)22,399	(b)20,342	(b)18,759	(b)18,413	(b)16,643	(b)340,962	(b)305,640

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.797	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000
	(b)$9.709	(b)$10.618	(b)$10.624	(b)$11.756	(b)$13.742	(b)$14.982	(b)$14.660	(b)$15.369	(b)$17.225	(b)$16.228
Ending AUV	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000	(a)$19.951
	(b)$10.618	(b)$10.624	(b)$11.756	(b)$13.742	(b)$14.982	(b)$14.660	(b)$15.369	(b)$17.225	(b)$16.228	(b)$18.970
Ending Number of AUs	(a)123,657	(a)368,699	(a)455,685	(a)590,120	(a)764,308	(a)706,415	(a)898,388	(a)276,423	(a)632,758	(a)817,735
	(b)7,564	(b)7,832	(b)24,835	(b)17,428	(b)20,325	(b)17,514	(b)16,782	(b)5,544	(b)633,820	(b)661,620

SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.204	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200
	(b)$12.134	(b)$14.067	(b)$10.171	(b)$11.815	(b)$11.167	(b)$10.281	(b)$8.621	(b)$9.337	(b)$12.997	(b)$10.666
Ending AUV	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200	(a)$13.375
	(b)$14.067	(b)$10.171	(b)$11.815	(b)$11.167	(b)$10.281	(b)$8.621	(b)$9.337	(b)$12.997	(b)$10.666	(b)$12.686
Ending Number of AUs	(a)303,938	(a)930,884	(a)1,025,123	(a)1,301,734	(a)1,439,482	(a)1,652,245	(a)1,633,525	(a)3,578	(a)13,295	(a)64,614
	(b)35,159	(b)52,060	(b)50,321	(b)50,226	(b)33,902	(b)35,812	(b)35,551	(b)29,729	(b)616,518	(b)578,542

SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.224	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482
	(b)$8.107	(b)$8.799	(b)$9.325	(b)$10.376	(b)$13.374	(b)$14.929	(b)$14.286	(b)$16.150	(b)$18.689	(b)$18.400
Ending AUV	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482	(a)$24.428
	(b)$8.799	(b)$9.325	(b)$10.376	(b)$13.374	(b)$14.929	(b)$14.286	(b)$16.150	(b)$18.689	(b)$18.400	(b)$22.980
Ending Number of AUs	(a)21,556	(a)935,333	(a)1,565,901	(a)1,598,208	(a)1,696,957	(a)1,795,169	(a)2,012,041	(a)3,543	(a)1,797	(a)102,542
	(b)6,034	(b)81,739	(b)83,888	(b)81,851	(b)76,808	(b)77,838	(b)79,107	(b)76,283	(b)543,628	(b)461,977

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.645	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067
	(b)$8.585	(b)$9.603	(b)$8.418	(b)$9.626	(b)$11.884	(b)$12.113	(b)$11.704	(b)$12.098	(b)$14.717	(b)$13.310
Ending AUV	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067	(a)$16.629
	(b)$9.603	(b)$8.418	(b)$9.626	(b)$11.884	(b)$12.113	(b)$11.704	(b)$12.098	(b)$14.717	(b)$13.310	(b)$15.671
Ending Number of AUs	(a)76,642	(a)298,316	(a)389,259	(a)369,665	(a)371,152	(a)370,140	(a)329,532	(a)11,124	(a)13,269	(a)62,080
	(b)8,189	(b)7,262	(b)13,295	(b)13,294	(b)13,735	(b)14,273	(b)4,739	(b)1,224	(b)128,874	(b)116,521

SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.237	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390
	(b)$12.160	(b)$12.650	(b)$13.162	(b)$13.812	(b)$13.028	(b)$13.357	(b)$13.051	(b)$13.198	(b)$13.422	(b)$13.608
Ending AUV	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390	(a)$15.511
	(b)$12.650	(b)$13.162	(b)$13.812	(b)$13.028	(b)$13.357	(b)$13.051	(b)$13.198	(b)$13.422	(b)$13.608	(b)$14.609
Ending Number of AUs	(a)3,036,928	(a)7,345,732	(a)10,040,797	(a)12,131,112	(a)12,229,008	(a)12,010,944	(a)13,544,751	(a)137,531	(a)303,621	(a)739,167
	(b)86,532	(b)151,306	(b)166,406	(b)168,358	(b)150,008	(b)137,266	(b)134,672	(b)125,369	(b)3,777,447	(b)3,949,351

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.819	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158
	(b)$9.734	(b)$11.947	(b)$10.994	(b)$12.481	(b)$17.390	(b)$18.928	(b)$19.069	(b)$18.692	(b)$23.709	(b)$23.004
Ending AUV	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158	(a)$33.255
	(b)$11.947	(b)$10.994	(b)$12.481	(b)$17.390	(b)$18.928	(b)$19.069	(b)$18.692	(b)$23.709	(b)$23.004	(b)$31.540
Ending Number of AUs	(a)276,314	(a)794,854	(a)914,784	(a)818,878	(a)794,138	(a)789,654	(a)790,154	(a)3,293	(a)13,987	(a)99,401
	(b)7,990	(b)26,110	(b)30,856	(b)28,370	(b)24,494	(b)25,876	(b)23,661	(b)19,117	(b)312,764	(b)312,103

SA Large Cap Growth Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592	(a)$12.364
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566	(b)$12.282
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)80,099
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)8,045	(b)50,530

SA Large Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854	(a)$12.723
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805	(b)$12.610
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)1,955	(a)136,749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)607,675	(b)731,487

SA Large Cap Value Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300	(a)$12.066
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275	(b)$11.985
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)55,893
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)24,777	(b)51,632

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.015	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761
	(b)$8.967	(b)$9.840	(b)$9.219	(b)$10.164	(b)$13.293	(b)$13.880	(b)$13.757	(b)$15.422	(b)$18.192	(b)$16.909
Ending AUV	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761	(a)$22.015
	(b)$9.840	(b)$9.219	(b)$10.164	(b)$13.293	(b)$13.880	(b)$13.757	(b)$15.422	(b)$18.192	(b)$16.909	(b)$20.876
Ending Number of AUs	(a)1,287,109	(a)3,262,288	(a)3,767,639	(a)3,483,999	(a)3,569,624	(a)3,341,852	(a)3,146,791	(a)2,564	(a)17,354	(a)51,404
	(b)68,361	(b)158,020	(b)146,789	(b)134,336	(b)128,177	(b)116,489	(b)110,075	(b)97,299	(b)1,205,951	(b)1,093,019

SA Legg Mason Tactical Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.561
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.514
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.561	(a)$11.180
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.514	(b)$11.080
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)59,979	(a)729,461	(a)1,153,056
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)404,254	(b)755,844

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.632	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490
	(b)$9.567	(b)$10.530	(b)$9.725	(b)$10.615	(b)$13.912	(b)$15.232	(b)$15.554	(b)$16.182	(b)$20.111	(b)$19.412
Ending AUV	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490	(a)$26.710
	(b)$10.530	(b)$9.725	(b)$10.615	(b)$13.912	(b)$15.232	(b)$15.554	(b)$16.182	(b)$20.111	(b)$19.412	(b)$25.204
Ending Number of AUs	(a)482,161	(a)1,097,615	(a)1,201,482	(a)1,068,895	(a)1,116,792	(a)1,182,587	(a)1,283,238	(a)658	(a)3,622	(a)23,179
	(b)12,510	(b)28,190	(b)29,251	(b)28,095	(b)27,168	(b)33,826	(b)32,308	(b)27,411	(b)470,918	(b)428,155

SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.724	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865
	(b)$9.662	(b)$10.509	(b)$10.084	(b)$11.754	(b)$15.158	(b)$16.441	(b)$16.118	(b)$17.130	(b)$20.683	(b)$19.920
Ending AUV	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865	(a)$27.124
	(b)$10.509	(b)$10.084	(b)$11.754	(b)$15.158	(b)$16.441	(b)$16.118	(b)$17.130	(b)$20.683	(b)$19.920	(b)$25.791
Ending Number of AUs	(a)1,199,632	(a)3,146,945	(a)3,519,261	(a)3,314,558	(a)3,233,358	(a)3,139,186	(a)3,202,438	(a)1,047	(a)1,443	(a)22,992
	(b)43,335	(b)85,071	(b)91,320	(b)84,775	(b)80,193	(b)75,532	(b)68,980	(b)52,046	(b)860,054	(b)714,293

SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.757	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094
	(b)$9.689	(b)$10.431	(b)$10.401	(b)$11.326	(b)$13.186	(b)$13.989	(b)$13.622	(b)$14.535	(b)$15.958	(b)$15.325
Ending AUV	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094	(a)$19.101
	(b)$10.431	(b)$10.401	(b)$11.326	(b)$13.186	(b)$13.989	(b)$13.622	(b)$14.535	(b)$15.958	(b)$15.325	(b)$18.115
Ending Number of AUs	(a)270,635	(a)579,499	(a)846,980	(a)947,314	(a)929,630	(a)973,363	(a)1,140,462	(a)116,181	(a)279,421	(a)636,314
	(b)14,767	(b)14,256	(b)14,914	(b)17,944	(b)17,389	(b)17,154	(b)18,088	(b)18,035	(b)573,126	(b)660,396

SA Mid Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.454	(a)$9.108
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.435	(b)$9.063
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.454	(a)$9.108	(a)$11.273
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.435	(b)$9.063	(b)$11.172
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)66	(a)15,069	(a)200,855
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)222	(b)41,624	(b)88,750

SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.406	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654
	(b)$9.343	(b)$9.916	(b)$8.283	(b)$9.509	(b)$11.221	(b)$10.049	(b)$9.857	(b)$9.454	(b)$11.566	(b)$10.138
Ending AUV	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654	(a)$12.659
	(b)$9.916	(b)$8.283	(b)$9.509	(b)$11.221	(b)$10.049	(b)$9.857	(b)$9.454	(b)$11.566	(b)$10.138	(b)$11.998
Ending Number of AUs	(a)102,127	(a)307,919	(a)352,763	(a)442,563	(a)516,141	(a)607,756	(a)926,596	(a)1,724	(a)2,195	(a)26,840
	(b)14,919	(b)24,228	(b)15,921	(b)16,759	(b)16,891	(b)27,368	(b)29,326	(b)28,525	(b)300,184	(b)308,909

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.476	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548
	(b)$8.377	(b)$9.532	(b)$9.311	(b)$10.643	(b)$13.664	(b)$14.762	(b)$14.874	(b)$16.248	(b)$18.578	(b)$17.598
Ending AUV	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548	(a)$24.125
	(b)$9.532	(b)$9.311	(b)$10.643	(b)$13.664	(b)$14.762	(b)$14.874	(b)$16.248	(b)$18.578	(b)$17.598	(b)$22.799
Ending Number of AUs	(a)38,688	(a)61,323	(a)120,892	(a)238,392	(a)459,499	(a)453,200	(a)645,937	(a)479	(a)97	(a)69,866
	(b)15	(b)1,992	(b)3,470	(b)5,351	(b)5,450	(b)2,963	(b)4,500	(b)4,309	(b)178,783	(b)164,796

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.300	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697
	(b)$10.167	(b)$11.283	(b)$11.139	(b)$12.189	(b)$14.035	(b)$14.754	(b)$14.184	(b)$15.371	(b)$17.106	(b)$16.810
Ending AUV	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697	(a)$21.031
	(b)$11.283	(b)$11.139	(b)$12.189	(b)14.035	(b)$14.754	(b)$14.184	(b)$15.371	(b)$17.106	(b)$16.810	(b)$19.897
Ending Number of AUs	(a)52,850	(a)120,753	(a)169,669	(a)201,136	(a)226,271	(a)197,245	(a)291,255	(a)78,632	(a)117,351	(a)177,115
	(b)3,695	(b)5,905	(b)12	(b)0	(b)0	(b)0	(b)528	(b)528	(b)96,201	(b)78,133

SA PIMCO VCP Tactical Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$11.263	(b)$12.648	(b)$11.777
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047	(a)$14.144
	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$11.263	(b)$12.648	(b)$11.777	(b)$13.771
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)1,951,123	(a)7,479,917	(a)23,955,465	(a)45,985,519	(a)1,138,792	(a)2,334,883	(a)2,914,823
	(b)N/A	(b)N/A	(b)N/A	(b)374,826	(b)1,218,615	(b)3,060,178	(b)5,537,798	(b)20,862	(b)6,536,712	(b)6,207,267

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.718	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773
	(b)$9.641	(b)$10.808	(b)$11.025	(b)$12.617	(b)$13.320	(b)$13.140	(b)$12.302	(b)$14.232	(b)$15.278	(b)$14.981
Ending AUV	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773	(a)$17.848
	(b)$10.808	(b)$11.025	(b)$12.617	(b)$13.320	(b)$13.140	(b)$12.302	(b)$14.232	(b)$15.278	(b)$14.981	(b)$16.884
Ending Number of AUs	(a)281,348	(a)838,118	(a)1,184,126	(a)1,632,566	(a)1,351,233	(a)1,343,411	(a)1,650,410	(a)890	(a)6,297	(a)29,837
	(b)11,494	(b)49,924	(b)64,566	(b)68,088	(b)51,820	(b)49,173	(b)57,684	(b)56,938	(b)483,350	(b)493,485

SA Putnam Asset Allocation Diversified Growth Portfolio – SST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993	(a)$13.019
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894	(b)$12.851
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)20,786	(a)392,889	(a)964,213	(a)1,280,099
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)20,786	(b)2,192	(b)434,150	(b)514,068

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.837	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845
	(b)$7.762	(b)$8.119	(b)$6.847	(b)$8.124	(b)$9.699	(b)$8.591	(b)$8.270	(b)$8.212	(b)$10.002	(b)$8.416
Ending AUV	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845	(a)$10.495
	(b)$8.119	(b)$6.847	(b)$8.124	(b)$9.699	(b)$8.591	(b)$8.270	(b)$8.212	(b)$10.002	(b)$8.416	(b)$9.946
Ending Number of AUs	(a)49,345	(a)143,474	(a)168,637	(a)178,181	(a)219,434	(a)232,260	(a)256,660	(a)398	(a)947	(a)10,870
	(b)6,540	(b)19,292	(b)18,316	(b)22,845	(b)21,553	(b)23,351	(b)19,344	(b)15,559	(b)152,109	(b)138,153

SA Schroders VCP Global Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.778	(b)$11.955	(b)$10.792
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920	(a)$12.837
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.778	(b)$11.955	(b)$10.792	(b)$12.636
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)18,670,177	(a)1,025,617	(a)1,930,826	(a)2,306,773
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)360	(b)25,624	(b)3,703,546	(b)3,759,397

SA Small Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847	(a)$10.888
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803	(b)$10.791
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)2,482	(a)131,953
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)229	(b)31,123	(b)103,968

SA T. Rowe Price Asset Allocation Growth Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590	(a)$11.780
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543	(b)$11.675
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)121,562	(a)2,244,476	(a)4,228,329
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)967,342	(b)1,676,812

SA T. Rowe Price VCP Balanced Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.524	(b)$12.273	(b)$11.313
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446	(a)$13.836
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.524	(b)$12.273	(b)$11.313	(b)$13.620
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)29,433,669	(a)3,194,846	(a)7,226,527	(a)9,394,805
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)45,183	(b)52,406	(b)6,936,490	(b)7,205,610

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.408	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396
	(b)$9.348	(b)$9.435	(b)$8.156	(b)$9.542	(b)$11.518	(b)$10.508	(b)$9.802	(b)$9.725	(b)$11.584	(b)$9.894
Ending AUV	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396	(a)$11.500
	(b)$9.435	(b)$8.156	(b)$9.542	(b)$11.518	(b)$10.508	(b)$9.802	(b)$9.725	(b)$11.584	(b)$9.894	(b)$10.901
Ending Number of AUs	(a)2,327,498	(a)6,692,945	(a)7,198,139	(a)6,884,711	(a)7,355,009	(a)7,371,084	(a)7,466,955	(a)5,341	(a)20,288	(a)25,669
	(b)81,005	(b)153,610	(b)148,257	(b)131,137	(b)131,543	(b)127,717	(b)123,836	(b)114,345	(b)2,333,453	(b)2,126,707

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
American General Life Insurance Company
(In All States Except New York) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/23/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.416	(b)$11.942	(b)$12.217	(b)$11.363	(b)$11.647	(b)$13.701	(b)$12.971
Ending AUV	(a)N/A	(a)N/A	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337	(a)$15.873
	(b)N/A	(b)N/A	(b)$10.416	(b)$11.942	(b)$12.217	(b)$11.363	(b)$11.647	(b)$13.701	(b)$12.971	(b)$15.377
Ending Number of AUs	(a)N/A	(a)N/A	(a)60,745,450	(a)150,632,803	(a)233,894,260	(a)304,891,251	(a)304,103,829	(a)2,131,369	(a)4,482,695	(a)5,455,330
	(b)N/A	(b)N/A	(b)10	(b)30,376	(b)27,225	(b)26,074	(b)54,203	(b)90,796	(b)41,084,847	(b)36,871,970

SA VCP Dynamic Strategy Portfolio – SAST Class 3 Shares (Inception Date – 7/16/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.366	(b)$11.929	(b)$12.202	(b)$11.318	(b)$11.672	(b)$13.549	(b)$12.713
Ending AUV	(a)N/A	(a)N/A	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046	(a)$15.400
	(b)N/A	(b)N/A	(b)$10.366	(b)$11.929	(b)$12.202	(b)$11.318	(b)$11.672	(b)$13.549	(b)$12.713	(b)$14.947
Ending Number of AUs	(a)N/A	(a)N/A	(a)7,520,197	(a)67,261,976	(a)144,266,337	(a)207,746,225	(a)208,564,575	(a)1,438,362	(a)3,119,662	(a)3,970,828
	(b)N/A	(b)N/A	(b)10	(b)27,017	(b)25,843	(b)24,759	(b)25,354	(b)58,848	(b)25,364,043	(b)23,327,890

SA VCP Index Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512	(a)$11.566
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465	(b)$11.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)103,080	(a)2,773,189	(a)5,564,881
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)7,693	(b)1,667,489	(b)2,406,067

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.786	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087
	(b)$10.714	(b)$12.863	(b)$11.696	(b)$14.176	(b)$18.836	(b)$21.236	(b)$22.587	(b)$22.535	(b)$29.273	(b)$29.569
Ending AUV	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087	(a)$40.209
	(b)$12.863	(b)$11.696	(b)$14.176	(b)$18.836	(b)$21.236	(b)$22.587	(b)$22.535	(b)$29.273	(b)$29.569	(b)$38.093
Ending Number of AUs	(a)675,909	(a)2,107,734	(a)2,326,552	(a)2,176,009	(a)2,165,172	(a)2,181,302	(a)2,221,361	(a)2,343	(a)21,742	(a)370,915
	(b)28,500	(b)57,042	(b)58,085	(b)55,839	(b)51,635	(b)48,019	(b)45,431	(b)26,133	(b)949,778	(b)987,435

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$11.134	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541
	(b)$11.057	(b)$11.356	(b)$11.896	(b)$12.078	(b)$11.569	(b)$11.903	(b)$11.706	(b)$11.620	(b)$11.710	(b)$11.942
Ending AUV	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541	(a)$13.273
	(b)$11.356	(b)$11.896	(b)$12.078	(b)$11.569	(b)$11.903	(b)$11.706	(b)$11.620	(b)$11.710	(b)$11.942	(b)$12.589
Ending Number of AUs	(a)1,160,352	(a)2,843,327	(a)3,994,521	(a)4,815,432	(a)5,226,026	(a)6,360,922	(a)8,165,155	(a)48,440	(a)129,043	(a)353,650
	(b)31,403	(b)62,574	(b)72,535	(b)73,994	(b)69,125	(b)63,850	(b)59,591	(b)58,348	(b)1,790,900	(b)1,879,701

SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$11.305	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682
	(b)$11.077	(b)$11.128	(b)$11.569	(b)$11.775	(b)$10.943	(b)$10.907	(b)$10.551	(b)$10.731	(b)$10.727	(b)$11.103
Ending AUV	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682	(a)$12.187
	(b)$11.128	(b)$11.569	(b)$11.775	(b)$10.943	(b)$10.907	(b)$10.551	(b)$10.731	(b)$10.727	(b)$11.103	(b)$11.537
Ending Number of AUs	(a)1,372,938	(a)3,797,293	(a)5,055,051	(a)6,324,907	(a)6,739,581	(a)6,951,102	(a)7,733,213	(a)116,577	(a)244,779	(a)575,026
	(b)20,124	(b)62,356	(b)74,664	(b)83,036	(b)86,896	(b)81,731	(b)73,721	(b)73,418	(b)2,218,551	(b)2,305,144

SA Wellington Strategic Multi-Asset Portfolio – AST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370	(a)$12.186
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276	(b)$12.028
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)31,400	(a)270,390	(a)581,615	(a)950,899
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)31,400	(b)0	(b)330,075	(b)568,629

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.064	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108
	(b)$7.017	(b)$8.316	(b)$7.974	(b)$9.052	(b)$12.658	(b)$12.451	(b)$12.036	(b)$12.643	(b)$16.029	(b)$15.208
Ending AUV	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108	(a)$22.124
	(b)$8.316	(b)$7.974	(b)$9.052	(b)$12.658	(b)$12.451	(b)$12.036	(b)$12.643	(b)$16.029	(b)$15.208	(b)$20.803
Ending Number of AUs	(a)67,576	(a)211,903	(a)286,201	(a)263,943	(a)294,999	(a)378,586	(a)345,908	(a)792	(a)11,615	(a)112,642
	(b)7,075	(b)7,075	(b)3,395	(b)3,383	(b)3,383	(b)3,383	(b)3,383	(b)3,383	(b)122,135	(b)143,170

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only)

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.523	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$14.784	(a)$13.204
	(b)$8.498	(b)$9.224	(b)$8.942	(b)$10.155	(b)$12.376	(b)$12.533	(b)$11.574	(b)$12.898	(b)$13.621	(b)$12.651
Ending AUV	(a)$9.275	(a)$9.014	(a)$10.261	(a)$12.538	(a)$12.728	(a)$11.783	(a)$13.165	(a)$14.784	(a)$13.204	(a)$15.645
	(b)$9.224	(b)$8.942	(b)$10.155	(b)$12.376	(b)$12.533	(b)$11.574	(b)$12.898	(b)$13.621	(b)$12.651	(b)$14.930
Ending Number of AUs	(a)206	(a)5,006	(a)11,239	(a)16,213	(a)24,348	(a)29,195	(a)26,214	(a)0	(a)3,105	(a)3,015
	(b)3,149	(b)6,584	(b)6,290	(b)5,697	(b)12,812	(b)18,908	(b)21,736	(b)0	(b)33,063	(b)53,271

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.454	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725
	(b)$9.431	(b)$10.462	(b)$10.547	(b)$11.698	(b)$13.125	(b)$13.520	(b)$12.373	(b)$13.892	(b)$14.449	(b)$14.134
Ending AUV	(a)$10.514	(a)$10.625	(a)$11.815	(a)$13.289	(a)$13.723	(a)$12.590	(a)$14.171	(a)$15.566	(a)$14.725	(a)$16.894
	(b)$10.462	(b)$10.547	(b)$11.698	(b)$13.125	(b)$13.520	(b)$12.373	(b)$13.892	(b)$14.449	(b)$14.134	(b)$16.151
Ending Number of AUs	(a)5,474	(a)52,629	(a)111,503	(a)166,029	(a)264,636	(a)281,435	(a)273,332	(a)0	(a)2,142	(a)9,147
	(b)11,085	(b)38,412	(b)41,347	(b)51,191	(b)68,173	(b)97,441	(b)115,234	(b)0	(b)115,830	(b)106,404

Goldman Sachs VIT Government Money Market Fund – GST Service Class Share (Inception Date – 5/02/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.901	(b)$9.733	(b)$9.789
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.917	(a)$9.863	(a)$9.894	(a)$9.965
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.901	(b)$9.733	(b)$9.789	(b)$9.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)49,630	(a)1,661	(a)6,059	(a)8,852
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)6,421	(b)0	(b)136,232	(b)137,884

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.054	(a)$11.863	(a)$10.961	(a)$12.269	(a)$13.637	(a)$18.078	(a)$18.692	(a)$18.451	(a)$24.145	(a)$22.939
	(b)$10.027	(b)$11.803	(b)$10.879	(b)$12.147	(b)$16.721	(b)$17.809	(b)$18.368	(b)$18.451	(b)$21.781	(b)$21.837
Ending AUV	(a)$11.863	(a)$10.961	(a)$12.269	(a)$13.637	(a)$18.078	(a)$18.692	(a)$18.451	(a)$24.145	(a)$22.939	(a)$30.937
	(b)$11.803	(b)$10.879	(b)$12.147	(b)$16.721	(b)$17.809	(b)$18.368	(b)$18.451	(b)$21.781	(b)$21.837	(b)$29.333
Ending Number of AUs	(a)14	(a)0	(a)0	(a)0	(a)0	(a)2,528	(a)1,690	(a)0	(a)388	(a)2,572
	(b)0	(b)2,239	(b)2,190	(b)1,903	(b)1,962	(b)1,728	(b)1,690	(b)0	(b)2,694	(b)6,236

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.362	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174
	(b)$8.342	(b)$9.502	(b)$9.158	(b)$10.724	(b)$14.325	(b)$15.388	(b)$14.213	(b)$16.372	(b)$18.292	(b)$16.353
Ending AUV	(a)$9.549	(a)$9.227	(a)$10.832	(a)$14.505	(a)$15.620	(a)$14.464	(a)$16.703	(a)$19.826	(a)$17.174	(a)$21.212
	(b)$9.502	(b)$9.158	(b)$10.724	(b)$14.325	(b)$15.388	(b)$14.213	(b)$16.372	(b)$18.292	(b)$16.353	(b)$20.118
Ending Number of AUs	(a)45,158	(a)160,552	(a)186,970	(a)173,621	(a)173,551	(a)182,981	(a)193,826	(a)0	(a)2,288	(a)2,969
	(b)26,972	(b)83,405	(b)99,029	(b)87,782	(b)99,864	(b)109,828	(b)109,749	(b)0	(b)104,230	(b)95,985

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.977	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175
	(b)$8.957	(b)$9.893	(b)$9.521	(b)$10.719	(b)$14.120	(b)$15.288	(b)$14.554	(b)$17.115	(b)$18.538	(b)$16.349
Ending AUV	(a)$9.941	(a)$9.590	(a)$10.824	(a)$14.294	(a)$15.515	(a)$14.807	(a)$17.456	(a)$20.108	(a)$17.175	(a)$21.198
	(b)$9.893	(b)$9.521	(b)$10.719	(b)$14.120	(b)$15.288	(b)$14.554	(b)$17.115	(b)$18.538	(b)$16.349	(b)$20.098
Ending Number of AUs	(a)55,306	(a)202,016	(a)244,560	(a)225,904	(a)219,653	(a)222,819	(a)232,899	(a)0	(a)577	(a)1,468
	(b)31,257	(b)102,677	(b)127,484	(b)129,823	(b)128,717	(b)141,446	(b)140,702	(b)0	(b)143,439	(b)124,661

Lord Abbett Growth and Income Portfolio – LASF Class VC Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.910	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503
	(b)$7.899	(b)$9.131	(b)$8.444	(b)$9.318	(b)$12.470	(b)$13.218	(b)$12.642	(b)$14.578	(b)$15.701	(b)$14.719
Ending AUV	(a)$9.167	(a)$8.498	(a)$9.402	(a)$12.613	(a)$13.403	(a)$12.851	(a)$14.857	(a)$17.073	(a)$15.503	(a)$18.772
	(b)$9.131	(b)$8.444	(b)$9.318	(b)$12.470	(b)$13.218	(b)$12.642	(b)$14.578	(b)$15.701	(b)$14.719	(b)$17.752
Ending Number of AUs	(a)27,846	(a)91,851	(a)113,289	(a)97,558	(a)91,670	(a)91,612	(a)84,400	(a)0	(a)0	(a)0
	(b)11,987	(b)44,469	(b)62,992	(b)55,322	(b)54,487	(b)48,231	(b)50,572	(b)0	(b)47,053	(b)41,971

PIMCO Emerging Markets Bond Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.253
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.243
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
PIMCO Total Return Portfolio – PVIT Class Advisor Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.002
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.966
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)8,825
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,210

SA AB Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.759	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411
	(b)$9.711	(b)$10.513	(b)$10.088	(b)$11.552	(b)$15.595	(b)$17.487	(b)$19.109	(b)$19.297	(b)$23.954	(b)$25.139
Ending AUV	(a)$10.592	(a)$10.189	(a)$11.698	(a)$15.831	(a)$17.796	(a)$19.495	(a)$19.736	(a)$26.179	(a)$26.411	(a)$35.128
	(b)$10.513	(b)$10.088	(b)$11.552	(b)$15.595	(b)$17.487	(b)$19.109	(b)$19.297	(b)$23.954	(b)$25.139	(b)$33.303
Ending Number of AUs	(a)1,443	(a)3,570	(a)12,501	(a)13,680	(a)13,098	(a)17,194	(a)28,422	(a)183	(a)559	(a)5,068
	(b)0	(b)3,349	(b)4,492	(b)5,555	(b)7,239	(b)7,703	(b)8,604	(b)0	(b)30,398	(b)25,985

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.864	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507
	(b)$9.844	(b)$12.167	(b)$10.995	(b)$12.807	(b)$17.334	(b)$18.580	(b)$17.183	(b)$21.090	(b)$22.584	(b)$19.528
Ending AUV	(a)$12.222	(a)$11.073	(a)$12.930	(a)$17.544	(a)$18.852	(a)$17.478	(a)$21.506	(a)$24.499	(a)$20.507	(a)$24.269
	(b)$12.167	(b)$10.995	(b)$12.807	(b)$17.334	(b)$18.580	(b)$17.183	(b)$21.090	(b)$22.584	(b)$19.528	(b)$23.019
Ending Number of AUs	(a)45,875	(a)177,083	(a)210,448	(a)184,326	(a)178,074	(a)181,686	(a)172,040	(a)866	(a)3,112	(a)3,560
	(b)25,746	(b)93,507	(b)113,827	(b)110,557	(b)111,794	(b)120,468	(b)111,541	(b)0	(b)115,164	(b)107,233

SA Allocation Balanced Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.759	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300
	(b)$10.757	(b)$11.446	(b)$11.321	(b)$12.341	(b)$13.546	(b)$14.047	(b)$13.648	(b)$14.141	(b)$14.618	(b)$14.555
Ending AUV	(a)$11.481	(a)$11.385	(a)$12.441	(a)$13.691	(a)$14.233	(a)$13.862	(a)$14.400	(a)$16.114	(a)$15.300	(a)$17.549
	(b)$11.446	(b)$11.321	(b)$12.341	(b)$13.546	(b)$14.047	(b)$13.648	(b)$14.141	(b)$14.618	(b)$14.555	(b)$16.627
Ending Number of AUs	(a)84,794	(a)168,563	(a)187,172	(a)212,707	(a)312,322	(a)310,489	(a)298,603	(a)388	(a)26,847	(a)33,304
	(b)25,299	(b)60,547	(b)103,832	(b)130,959	(b)146,551	(b)89,536	(b)86,330	(b)0	(b)60,691	(b)73,368

SA Allocation Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.215	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405
	(b)$10.214	(b)$11.130	(b)$10.236	(b)$11.577	(b)$14.099	(b)$14.608	(b)$14.114	(b)$14.696	(b)$16.198	(b)$15.578
Ending AUV	(a)$11.173	(a)$10.301	(a)$11.679	(a)$14.260	(a)$14.812	(a)$14.347	(a)$14.976	(a)$17.883	(a)$16.405	(a)$20.030
	(b)$11.130	(b)$10.236	(b)$11.577	(b)$14.099	(b)$14.608	(b)$14.114	(b)$14.696	(b)$16.198	(b)$15.578	(b)$18.944
Ending Number of AUs	(a)447	(a)19,914	(a)19,248	(a)18,645	(a)24,284	(a)23,578	(a)34,575	(a)9,216	(a)37,992	(a)95,017
	(b)0	(b)474	(b)462	(b)27,111	(b)39,332	(b)48,049	(b)49,334	(b)0	(b)99,966	(b)156,188

SA Allocation Moderate Growth Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.303	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620
	(b)$10.301	(b)$11.122	(b)$10.562	(b)$11.739	(b)$13.559	(b)$14.038	(b)$13.581	(b)$14.129	(b)$15.216	(b)$14.836
Ending AUV	(a)$11.155	(a)$10.620	(a)$11.834	(a)$13.702	(a)$14.222	(a)$13.794	(a)$14.386	(a)$16.798	(a)$15.620	(a)$18.624
	(b)$11.122	(b)$10.562	(b)$11.739	(b)$13.559	(b)$14.038	(b)$13.581	(b)$14.129	(b)$15.216	(b)$14.836	(b)$17.618
Ending Number of AUs	(a)19,595	(a)147,135	(a)141,387	(a)142,855	(a)152,427	(a)166,201	(a)168,385	(a)2,144	(a)40,427	(a)47,819
	(b)6,668	(b)25,168	(b)43,915	(b)66,031	(b)70,000	(b)70,608	(b)79,976	(b)0	(b)111,657	(b)129,731

SA Allocation Moderate Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$10.617	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647
	(b)$10.615	(b)$11.396	(b)$11.007	(b)$12.113	(b)$13.647	(b)$14.144	(b)$13.699	(b)$14.240	(b)$15.090	(b)$14.863
Ending AUV	(a)$11.425	(a)$11.063	(a)$12.205	(a)$13.785	(a)$14.323	(a)$13.906	(a)$14.492	(a)$16.655	(a)$15.647	(a)$18.368
	(b)$11.396	(b)$11.007	(b)$12.113	(b)$13.647	(b)$14.144	(b)$13.699	(b)$14.240	(b)$15.090	(b)$14.863	(b)$17.378
Ending Number of AUs	(a)69,284	(a)275,629	(a)273,159	(a)299,445	(a)294,336	(a)288,436	(a)275,910	(a)0	(a)19,860	(a)52,016
	(b)14,422	(b)125,666	(b)132,049	(b)142,799	(b)154,264	(b)144,460	(b)135,607	(b)0	(b)112,302	(b)91,657

SA American Funds Asset Allocation Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.248	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375
	(b)$9.220	(b)$10.167	(b)$10.109	(b)$11.524	(b)$13.998	(b)$14.483	(b)$14.415	(b)$15.485	(b)$16.944	(b)$16.548
Ending AUV	(a)$10.223	(a)$10.190	(a)$11.646	(a)$14.182	(a)$14.709	(a)$14.677	(a)$15.806	(a)$18.479	(a)$17.375	(a)$20.768
	(b)$10.167	(b)$10.109	(b)$11.524	(b)$13.998	(b)$14.483	(b)$14.415	(b)$15.485	(b)$16.944	(b)$16.548	(b)$19.700
Ending Number of AUs	(a)6,647	(a)12,771	(a)27,011	(a)74,226	(a)132,311	(a)134,090	(a)217,667	(a)47,302	(a)185,134	(a)408,346
	(b)1,816	(b)12,147	(b)12,266	(b)14,544	(b)38,086	(b)38,737	(b)69,753	(b)0	(b)342,284	(b)406,992

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA American Funds Global Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.333	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484
	(b)$10.310	(b)$11.309	(b)$10.117	(b)$12.176	(b)$15.445	(b)$15.507	(b)$16.285	(b)$16.090	(b)$20.038	(b)$18.552
Ending AUV	(a)$11.362	(a)$10.190	(a)$12.294	(a)$15.635	(a)$15.737	(a)$16.568	(a)$16.410	(a)$21.726	(a)$19.484	(a)$25.990
	(b)$11.309	(b)$10.117	(b)$12.176	(b)$15.445	(b)$15.507	(b)$16.285	(b)$16.090	(b)$20.038	(b)$18.552	(b)$24.648
Ending Number of AUs	(a)75,937	(a)268,689	(a)296,107	(a)275,903	(a)277,608	(a)255,984	(a)288,890	(a)0	(a)0	(a)5,812
	(b)37,282	(b)133,047	(b)150,432	(b)138,739	(b)141,161	(b)136,052	(b)141,093	(b)0	(b)121,736	(b)107,777

SA American Funds Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.806	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138
	(b)$8.787	(b)$10.237	(b)$9.619	(b)$11.133	(b)$14.223	(b)$15.151	(b)$15.893	(b)$17.086	(b)$20.770	(b)$21.081
Ending AUV	(a)$10.285	(a)$9.688	(a)$11.241	(a)$14.397	(a)$15.375	(a)$16.169	(a)$17.425	(a)$22.513	(a)$22.138	(a)$28.537
	(b)$10.237	(b)$9.619	(b)$11.133	(b)$14.223	(b)$15.151	(b)$15.893	(b)$17.086	(b)$20.770	(b)$21.081	(b)$27.065
Ending Number of AUs	(a)32,367	(a)97,206	(a)125,403	(a)134,270	(a)157,033	(a)146,571	(a)146,346	(a)0	(a)889	(a)9,604
	(b)25,955	(b)67,648	(b)69,968	(b)86,889	(b)96,486	(b)99,898	(b)104,133	(b)0	(b)124,273	(b)125,042

SA American Funds Growth-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.697	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930
	(b)$8.680	(b)$9.492	(b)$9.146	(b)$10.550	(b)$13.828	(b)$15.014	(b)$14.956	(b)$15.862	(b)$18.983	(b)$18.976
Ending AUV	(a)$9.535	(a)$9.210	(a)$10.651	(a)$13.994	(a)$15.233	(a)$15.212	(a)$16.699	(a)$20.584	(a)$19.930	(a)$24.775
	(b)$9.492	(b)$9.146	(b)$10.550	(b)$13.828	(b)$15.014	(b)$14.956	(b)$15.862	(b)$18.983	(b)$18.976	(b)$23.495
Ending Number of AUs	(a)28,696	(a)58,298	(a)69,852	(a)75,110	(a)85,727	(a)137,150	(a)159,229	(a)606	(a)805	(a)11,863
	(b)9,755	(b)22,941	(b)28,512	(b)29,197	(b)34,483	(b)38,381	(b)1,225	(b)0	(b)68,812	(b)85,002

SA American Funds VCP Managed Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/15/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$10.000	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.082	(b)$11.929	(b)$12.062	(b)$11.716	(b)$10.007	(b)$13.551	(b)$12.994
Ending AUV	(a)N/A	(a)N/A	(a)$10.062	(a)$11.936	(a)$12.099	(a)$11.781	(a)$12.443	(a)$14.170	(a)$13.288	(a)$15.564
	(b)N/A	(b)N/A	(b)$10.082	(b)$11.929	(b)$12.062	(b)$11.716	(b)$10.007	(b)$13.551	(b)$12.994	(b)$15.159
Ending Number of AUs	(a)N/A	(a)N/A	(a)3,129	(a)222,123	(a)670,425	(a)2,617,149	(a)5,126,729	(a)149,425	(a)470,731	(a)719,484
	(b)N/A	(b)N/A	(b)0	(b)40,521	(b)159,139	(b)517,345	(b)6,763	(b)0	(b)1,536,606	(b)1,707,444

SA BlackRock VCP Global Multi-Asset Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.359	(b)$11.360	(b)$10.623
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.398	(a)$11.537	(a)$10.749	(a)$12.293
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.359	(b)$11.360	(b)$10.623	(b)$12.100
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,641,586	(a)98,509	(a)225,401	(a)292,849
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)40,434	(b)0	(b)964,365	(b)1,003,105

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.129	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031
	(b)$9.109	(b)$10.759	(b)$9.998	(b)$10.583	(b)$13.085	(b)$16.044	(b)$17.347	(b)$19.905	(b)$25.339	(b)$23.851
Ending AUV	(a)$10.810	(a)$10.071	(a)$10.686	(a)$13.246	(a)$16.282	(a)$17.648	(a)$20.302	(a)$27.627	(a)$25.031	(a)$38.379
	(b)$10.759	(b)$9.998	(b)$10.583	(b)$13.085	(b)$16.044	(b)$17.347	(b)$19.905	(b)$25.339	(b)$23.851	(b)$36.424
Ending Number of AUs	(a)150	(a)1,608	(a)2,799	(a)2,801	(a)4,220	(a)6,584	(a)12,699	(a)0	(a)0	(a)1,149
	(b)407	(b)1,273	(b)1,844	(b)4,030	(b)8,927	(b)14,924	(b)17,198	(b)0	(b)17,968	(b)18,313

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.152	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102
	(b)$10.126	(b)$9.922	(b)$9.718	(b)$9.521	(b)$9.327	(b)$9.135	(b)$8.953	(b)$8.786	(b)$8.343	(b)$8.662
Ending AUV	(a)$9.972	(a)$9.792	(a)$9.617	(a)$9.445	(a)$9.274	(a)$9.112	(a)$8.964	(a)$9.096	(a)$9.102	(a)$9.177
	(b)$9.922	(b)$9.718	(b)$9.521	(b)$9.327	(b)$9.135	(b)$8.953	(b)$8.786	(b)$8.343	(b)$8.662	(b)$8.699
Ending Number of AUs	(a)234	(a)0	(a)3,322	(a)14,561	(a)94,767	(a)207,284	(a)432,456	(a)3,771	(a)39,003	(a)51,249
	(b)9,962	(b)0	(b)30,637	(b)15,092	(b)15,651	(b)58,298	(b)96,275	(b)0	(b)88,382	(b)109,617

SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.108	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063
	(b)$9.057	(b)$10.384	(b)$11.493	(b)$12.848	(b)$17.241	(b)$18.754	(b)$18.800	(b)$21.090	(b)$24.515	(b)$24.882
Ending AUV	(a)$10.471	(a)$11.617	(a)$13.019	(a)$17.514	(a)$19.100	(a)$19.195	(a)$22.289	(a)$26.513	(a)$26.063	(a)$32.078
	(b)$10.384	(b)$11.493	(b)$12.848	(b)$17.241	(b)$18.754	(b)$18.800	(b)$21.090	(b)$24.515	(b)$24.882	(b)$30.503
Ending Number of AUs	(a)2,212	(a)4,060	(a)15,219	(a)20,777	(a)27,770	(a)32,425	(a)42,150	(a)0	(a)145	(a)4,912
	(b)319	(b)9,714	(b)12,260	(b)12,073	(b)21,960	(b)29,288	(b)921	(b)0	(b)52,578	(b)56,323

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Emerging Markets Equity Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.526	(a)$9.978
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.503	(b)$9.911
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)306
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)1,622	(b)4,545

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.410	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377
	(b)$12.380	(b)$13.493	(b)$14.102	(b)$15.431	(b)$15.369	(b)$15.971	(b)$15.494	(b)$16.018	(b)$16.710	(b)$16.544
Ending AUV	(a)$13.559	(a)$14.206	(a)$15.585	(a)$15.560	(a)$16.210	(a)$15.766	(a)$16.882	(a)$18.134	(a)$17.377	(a)$19.685
	(b)$13.493	(b)$14.102	(b)$15.431	(b)$15.369	(b)$15.971	(b)$15.494	(b)$16.018	(b)$16.710	(b)$16.544	(b)$18.666
Ending Number of AUs	(a)50,478	(a)182,776	(a)256,907	(a)325,604	(a)368,746	(a)403,159	(a)751,197	(a)18,068	(a)40,252	(a)65,671
	(b)23,784	(b)81,083	(b)115,067	(b)145,922	(b)168,273	(b)181,184	(b)1,213	(b)0	(b)240,506	(b)254,230

SA Fidelity Institutional AM® International Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.087
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.057
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)636
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$6.600	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397
	(b)$6.588	(b)$7.758	(b)$8.240	(b)$9.488	(b)$9.125	(b)$11.631	(b)$11.632	(b)$12.410	(b)$12.383	(b)$11.794
Ending AUV	(a)$7.792	(a)$8.297	(a)$9.577	(a)$9.234	(a)$11.799	(a)$11.829	(a)$12.653	(a)$13.448	(a)$12.397	(a)$15.437
	(b)$7.758	(b)$8.240	(b)$9.488	(b)$9.125	(b)$11.631	(b)$11.632	(b)$12.410	(b)$12.383	(b)$11.794	(b)$14.628
Ending Number of AUs	(a)34,505	(a)123,402	(a)149,240	(a)178,899	(a)144,160	(a)139,172	(a)137,209	(a)81	(a)427	(a)2,131
	(b)21,778	(b)73,949	(b)87,983	(b)104,436	(b)91,362	(b)86,195	(b)83,565	(b)0	(b)77,561	(b)67,722

SA Fixed Income Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.020	(a)$9.817	(a)$10.559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.001	(b)$9.769	(b)$10.465
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)1,960	(a)11,856	(a)47,389
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)15,133	(b)33,658

SA Fixed Income Intermediate Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.920	(a)$9.839	(a)$10.308
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.902	(b)$9.790	(b)$10.216
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)27,806	(a)50,512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)6,732	(b)15,957

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.532	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281
	(b)$8.510	(b)$10.599	(b)$10.074	(b)$11.662	(b)$15.506	(b)$15.233	(b)$13.846	(b)$17.799	(b)$18.520	(b)$16.444
Ending AUV	(a)$10.652	(a)$10.150	(a)$11.779	(a)$15.702	(a)$15.463	(a)$14.091	(a)$18.159	(a)$20.096	(a)$17.281	(a)$21.556
	(b)$10.599	(b)$10.074	(b)$11.662	(b)$15.506	(b)$15.233	(b)$13.846	(b)$17.799	(b)$18.520	(b)$16.444	(b)$20.429
Ending Number of AUs	(a)26,158	(a)104,272	(a)120,729	(a)105,964	(a)110,428	(a)116,879	(a)102,601	(a)441	(a)1,310	(a)4,432
	(b)16,185	(b)58,182	(b)68,452	(b)60,244	(b)60,940	(b)66,111	(b)57,211	(b)0	(b)61,610	(b)64,816

SA Franklin U.S. Equity Smart Beta Portfolio – SAST Class 3 Shares (Inception Date – 10/07/19)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.826
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Global Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.347	(a)$10.891
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.322	(b)$10.818
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)46,402	(a)56,816
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)12,964	(b)46,268

SA Global Index Allocation 75/25 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.160	(a)$10.900
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.135	(b)$10.828
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)15,249	(a)52,999
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)7,733	(b)9,310

SA Global Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$8.958	(a)$10.892
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$8.934	(b)$10.819
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)99,703	(a)148,110
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)11,907	(b)65,479

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.131	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445
	(b)$12.111	(b)$12.641	(b)$13.130	(b)$13.396	(b)$12.692	(b)$12.423	(b)$11.851	(b)$11.793	(b)$11.915	(b)$11.850
Ending AUV	(a)$12.695	(a)$13.218	(a)$13.520	(a)$12.841	(a)$12.601	(a)$12.051	(a)$12.021	(a)$12.941	(a)$12.445	(a)$13.115
	(b)$12.641	(b)$13.130	(b)$13.396	(b)$12.692	(b)$12.423	(b)$11.851	(b)$11.793	(b)$11.915	(b)$11.850	(b)$12.438
Ending Number of AUs	(a)20,018	(a)52,196	(a)93,200	(a)146,014	(a)204,175	(a)249,224	(a)460,579	(a)17,731	(a)45,836	(a)63,518
	(b)6,623	(b)26,315	(b)45,281	(b)66,194	(b)77,523	(b)99,369	(b)145,284	(b)0	(b)178,331	(b)188,230

SA Goldman Sachs Multi-Asset Insights Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.299	(a)$9.312	(a)$10.938
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.280	(b)$9.266	(b)$10.840
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)11,379	(a)14,034
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)55,707	(b)54,735

SA Index Allocation 60/40 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.006	(a)$10.349	(a)$12.233
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.927	(b)$10.270	(b)$12.091
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)7,235	(a)97,924	(a)241,526
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)148,034	(b)307,639

SA Index Allocation 80/20 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.309	(a)$10.422	(a)$12.740
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.228	(b)$10.343	(b)$12.592
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)233,771	(a)304,968	(a)414,559
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)91,451	(b)174,719

SA Index Allocation 90/10 Portfolio – SAST Class 3 Shares (Inception Date – 5/01/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.478	(a)$10.473	(a)$12.997
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.396	(b)$10.394	(b)$12.847
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)79,691	(a)294,106	(a)646,588
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)399,847	(b)591,988

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA International Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.348	(a)$8.770	(a)$10.478
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.329	(b)$8.727	(b)$10.384
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)564	(a)52
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)921	(b)8,248

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.524	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$22.633	(a)$21.251
	(b)$9.504	(b)$11.606	(b)$11.129	(b)$12.850	(b)$17.392	(b)$17.719	(b)$17.288	(b)$17.645	(b)$20.869	(b)$20.235
Ending AUV	(a)$11.659	(a)$11.208	(a)$12.974	(a)$17.604	(a)$17.979	(a)$17.586	(a)$17.994	(a)$22.633	(a)$21.251	(a)$27.036
	(b)$11.606	(b)$11.129	(b)$12.850	(b)$17.392	(b)$17.719	(b)$17.288	(b)$17.645	(b)$20.869	(b)$20.235	(b)$25.641
Ending Number of AUs	(a)23,190	(a)96,374	(a)111,867	(a)96,443	(a)95,022	(a)92,036	(a)107,154	(a)48	(a)129	(a)259
	(b)15,045	(b)56,848	(b)65,884	(b)56,527	(b)55,909	(b)55,164	(b)55,463	(b)0	(b)41,236	(b)36,163

SA Invesco VCP Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$10.287	(b)$12.975	(b)$11.691
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$11.021	(a)$11.776	(a)$11.360	(a)$12.318	(a)$13.468	(a)$11.959	(a)$13.827
	(b)N/A	(b)N/A	(b)N/A	(b)$11.002	(b)$11.727	(b)$11.284	(b)$10.287	(b)$12.975	(b)$11.691	(b)$13.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)137,337	(a)608,738	(a)2,888,634	(a)4,563,131	(a)184,004	(a)419,505	(a)604,572
	(b)N/A	(b)N/A	(b)N/A	(b)45,998	(b)168,801	(b)627,348	(b)37,543	(b)0	(b)1,781,306	(b)1,902,893

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.322	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866
	(b)$9.303	(b)$10.727	(b)$10.384	(b)$11.347	(b)$15.012	(b)$16.401	(b)$16.151	(b)$15.634	(b)$19.281	(b)$19.883
Ending AUV	(a)$10.776	(a)$10.458	(a)$11.455	(a)$15.194	(a)$16.640	(a)$16.429	(a)$15.942	(a)$20.890	(a)$20.866	(a)$28.043
	(b)$10.727	(b)$10.384	(b)$11.347	(b)$15.012	(b)$16.401	(b)$16.151	(b)$15.634	(b)$19.281	(b)$19.883	(b)$26.615
Ending Number of AUs	(a)8,499	(a)37,302	(a)49,716	(a)47,422	(a)47,989	(a)47,844	(a)53,480	(a)0	(a)0	(a)2,225
	(b)7,433	(b)26,974	(b)33,935	(b)31,665	(b)31,084	(b)31,631	(b)35,257	(b)0	(b)25,728	(b)24,763

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.797	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000
	(b)$9.774	(b)$10.736	(b)$10.784	(b)$11.982	(b)$14.062	(b)$15.392	(b)$15.122	(b)$15.917	(b)$17.225	(b)$16.228
Ending AUV	(a)$10.788	(a)$10.864	(a)$12.101	(a)$14.237	(a)$15.622	(a)$15.386	(a)$16.236	(a)$18.686	(a)$17.000	(a)$19.951
	(b)$10.736	(b)$10.784	(b)$11.982	(b)$14.062	(b)$15.392	(b)$15.122	(b)$15.917	(b)$17.225	(b)$16.228	(b)$18.970
Ending Number of AUs	(a)13	(a)3,313	(a)32,850	(a)35,007	(a)43,315	(a)57,178	(a)46,866	(a)4,670	(a)9,856	(a)33,199
	(b)2,768	(b)3,945	(b)4,106	(b)6,678	(b)29,275	(b)26,218	(b)27,507	(b)0	(b)76,895	(b)67,745

SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.204	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200
	(b)$12.179	(b)$14.177	(b)$10.291	(b)$12.003	(b)$11.390	(b)$10.529	(b)$8.864	(b)$9.638	(b)$12.997	(b)$10.666
Ending AUV	(a)$14.241	(a)$10.364	(a)$12.118	(a)$11.528	(a)$10.682	(a)$9.016	(a)$9.828	(a)$14.087	(a)$11.200	(a)$13.375
	(b)$14.177	(b)$10.291	(b)$12.003	(b)$11.390	(b)$10.529	(b)$8.864	(b)$9.638	(b)$12.997	(b)$10.666	(b)$12.686
Ending Number of AUs	(a)8,581	(a)40,222	(a)42,756	(a)52,907	(a)62,093	(a)68,433	(a)75,511	(a)77	(a)479	(a)2,456
	(b)4,039	(b)14,133	(b)18,674	(b)24,057	(b)25,075	(b)28,959	(b)30,957	(b)0	(b)30,958	(b)32,485

SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.224	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482
	(b)$8.198	(b)$8.977	(b)$9.553	(b)$10.671	(b)$13.810	(b)$15.478	(b)$14.871	(b)$16.877	(b)$18.689	(b)$18.400
Ending AUV	(a)$9.027	(a)$9.630	(a)$10.785	(a)$13.992	(a)$15.720	(a)$15.142	(a)$17.228	(a)$20.678	(a)$19.482	(a)$24.428
	(b)$8.977	(b)$9.553	(b)$10.671	(b)$13.810	(b)$15.478	(b)$14.871	(b)$16.877	(b)$18.689	(b)$18.400	(b)$22.980
Ending Number of AUs	(a)511	(a)53,162	(a)117,074	(a)111,919	(a)110,054	(a)116,816	(a)133,644	(a)0	(a)0	(a)1,398
	(b)69	(b)30,771	(b)56,561	(b)55,766	(b)72,196	(b)82,909	(b)89,325	(b)0	(b)94,472	(b)92,218

SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.645	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067
	(b)$8.613	(b)$9.672	(b)$8.513	(b)$9.773	(b)$12.114	(b)$12.397	(b)$12.026	(b)$12.481	(b)$14.717	(b)$13.310
Ending AUV	(a)$9.733	(a)$8.588	(a)$9.884	(a)$12.282	(a)$12.600	(a)$12.254	(a)$12.749	(a)$16.045	(a)$14.067	(a)$16.629
	(b)$9.672	(b)$8.513	(b)$9.773	(b)$12.114	(b)$12.397	(b)$12.026	(b)$12.481	(b)$14.717	(b)$13.310	(b)$15.671
Ending Number of AUs	(a)2,651	(a)10,168	(a)11,743	(a)12,189	(a)15,667	(a)15,612	(a)16,321	(a)297	(a)1,261	(a)997
	(b)1,092	(b)4,743	(b)5,089	(b)3,823	(b)8,317	(b)8,115	(b)8,093	(b)0	(b)7,918	(b)7,874

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$12.237	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390
	(b)$12.214	(b)$12.756	(b)$13.327	(b)$14.041	(b)$13.296	(b)$13.687	(b)$13.427	(b)$13.633	(b)$13.422	(b)$13.608
Ending AUV	(a)$12.813	(a)$13.419	(a)$14.174	(a)$13.455	(a)$13.886	(a)$13.656	(a)$13.900	(a)$14.660	(a)$14.390	(a)$15.511
	(b)$12.756	(b)$13.327	(b)$14.041	(b)$13.296	(b)$13.687	(b)$13.427	(b)$13.633	(b)$13.422	(b)$13.608	(b)$14.609
Ending Number of AUs	(a)114,728	(a)366,855	(a)500,339	(a)659,087	(a)721,954	(a)731,937	(a)952,560	(a)14,243	(a)43,734	(a)77,975
	(b)51,862	(b)173,849	(b)247,424	(b)332,163	(b)339,617	(b)335,545	(b)389,099	(b)0	(b)419,064	(b)442,925

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.819	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158
	(b)$9.794	(b)$12.067	(b)$11.149	(b)$12.708	(b)$17.776	(b)$19.427	(b)$19.649	(b)$19.339	(b)$23.709	(b)$23.004
Ending AUV	(a)$12.129	(a)$11.234	(a)$12.837	(a)$18.002	(a)$19.722	(a)$19.998	(a)$19.731	(a)$25.758	(a)$24.158	(a)$33.255
	(b)$12.067	(b)$11.149	(b)$12.708	(b)$17.776	(b)$19.427	(b)$19.649	(b)$19.339	(b)$23.709	(b)$23.004	(b)$31.540
Ending Number of AUs	(a)7,722	(a)36,367	(a)45,591	(a)42,570	(a)47,302	(a)48,642	(a)58,710	(a)0	(a)0	(a)1,916
	(b)4,809	(b)21,196	(b)25,857	(b)22,397	(b)22,976	(b)23,856	(b)28,773	(b)0	(b)27,291	(b)28,395

SA Large Cap Growth Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.592	(a)$12.364
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.566	(b)$12.282
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)133
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)5,938	(b)9,726

SA Large Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.491	(a)$9.854	(a)$12.723
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.472	(b)$9.805	(b)$12.610
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)0	(a)2,805
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)1,685	(b)22,221

SA Large Cap Value Index Portfolio – SAST Class 3 Shares (Inception Date – 5/01/18)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.300	(a)$12.066
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.275	(b)$11.985
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)374	(a)136
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,525	(b)9,167

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.015	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761
	(b)$8.996	(b)$9.912	(b)$9.323	(b)$10.321	(b)$13.552	(b)$14.207	(b)$14.137	(b)$15.912	(b)$18.192	(b)$16.909
Ending AUV	(a)$9.957	(a)$9.390	(a)$10.421	(a)$13.717	(a)$14.416	(a)$14.380	(a)$16.226	(a)$19.714	(a)$17.761	(a)$22.015
	(b)$9.912	(b)$9.323	(b)$10.321	(b)$13.552	(b)$14.207	(b)$14.137	(b)$15.912	(b)$18.192	(b)$16.909	(b)$20.876
Ending Number of AUs	(a)45,331	(a)161,832	(a)206,697	(a)194,334	(a)208,546	(a)199,496	(a)205,957	(a)0	(a)0	(a)2,452
	(b)31,105	(b)84,186	(b)106,964	(b)101,748	(b)104,276	(b)109,087	(b)108,280	(b)0	(b)99,094	(b)87,439

SA Legg Mason Tactical Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$19.714	(a)$9.561
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$18.192	(b)$9.514
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$19.714	(a)$9.561	(a)$11.180
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$18.192	(b)$9.514	(b)$11.080
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)16,086	(a)26,102
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)49,604	(b)60,343

SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.632	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490
	(b)$9.612	(b)$10.621	(b)$9.849	(b)$10.793	(b)$14.202	(b)$15.611	(b)$16.005	(b)$16.719	(b)$20.111	(b)$19.412
Ending AUV	(a)$10.670	(a)$9.919	(a)$10.897	(a)$14.374	(a)$15.840	(a)$16.281	(a)$17.049	(a)$21.931	(a)$20.490	(a)$26.710
	(b)$10.621	(b)$9.849	(b)$10.793	(b)$14.202	(b)$15.611	(b)$16.005	(b)$16.719	(b)$20.111	(b)$19.412	(b)$25.204
Ending Number of AUs	(a)16,662	(a)59,032	(a)69,660	(a)67,489	(a)64,907	(a)78,184	(a)97,528	(a)443	(a)1,362	(a)1,459
	(b)9,189	(b)35,852	(b)31,691	(b)27,614	(b)28,820	(b)28,945	(b)31,632	(b)0	(b)29,168	(b)27,477

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.724	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865
	(b)$9.702	(b)$10.595	(b)$10.207	(b)$11.945	(b)$15.465	(b)$16.841	(b)$16.577	(b)$17.688	(b)$20.683	(b)$19.920
Ending AUV	(a)$10.646	(a)$10.282	(a)$12.063	(a)$15.657	(a)$17.093	(a)$16.867	(a)$18.042	(a)$22.369	(a)$20.865	(a)$27.124
	(b)$10.595	(b)$10.207	(b)$11.945	(b)$15.465	(b)$16.841	(b)$16.577	(b)$17.688	(b)$20.683	(b)$19.920	(b)$25.791
Ending Number of AUs	(a)47,051	(a)167,366	(a)205,987	(a)192,843	(a)188,748	(a)188,093	(a)208,650	(a)0	(a)0	(a)1,448
	(b)24,002	(b)84,625	(b)103,033	(b)95,220	(b)91,651	(b)95,058	(b)101,445	(b)0	(b)85,612	(b)75,430

SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.757	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094
	(b)$9.738	(b)$10.525	(b)$10.536	(b)$11.519	(b)$13.464	(b)$14.341	(b)$14.021	(b)$15.021	(b)$15.958	(b)$15.325
Ending AUV	(a)$10.571	(a)$10.609	(a)$11.628	(a)$13.626	(a)$14.550	(a)$14.260	(a)$15.315	(a)$17.319	(a)$16.094	(a)$19.101
	(b)$10.525	(b)$10.536	(b)$11.519	(b)$13.464	(b)$14.341	(b)$14.021	(b)$15.021	(b)$15.958	(b)$15.325	(b)$18.115
Ending Number of AUs	(a)9,987	(a)28,624	(a)38,719	(a)37,874	(a)39,033	(a)48,820	(a)63,525	(a)6,730	(a)9,548	(a)26,065
	(b)5,350	(b)10,217	(b)14,415	(b)14,059	(b)18,509	(b)28,929	(b)41,801	(b)0	(b)72,142	(b)78,653

SA Mid Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.108
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.063
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.285	(a)$9.108	(a)$11.273
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.266	(b)$9.063	(b)$11.172
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,034	(a)0	(a)9,043
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)0	(b)1,444

SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.406	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654
	(b)$9.384	(b)$9.999	(b)$8.386	(b)$9.665	(b)$11.452	(b)$10.296	(b)$10.140	(b)$9.765	(b)$11.566	(b)$10.138
Ending AUV	(a)$10.047	(a)$8.448	(a)$9.761	(a)$11.594	(a)$10.450	(a)$10.317	(a)$9.960	(a)$12.552	(a)$10.654	(a)$12.659
	(b)$9.999	(b)$8.386	(b)$9.665	(b)$11.452	(b)$10.296	(b)$10.140	(b)$9.765	(b)$11.566	(b)$10.138	(b)$11.998
Ending Number of AUs	(a)3,015	(a)8,893	(a)13,992	(a)17,080	(a)24,653	(a)27,074	(a)59,477	(a)0	(a)0	(a)2,892
	(b)0	(b)1,128	(b)5,611	(b)7,375	(b)11,063	(b)13,986	(b)22,766	(b)0	(b)32,191	(b)31,136

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$8.476	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548
	(b)$8.435	(b)$9.703	(b)$9.520	(b)$10.925	(b)$14.082	(b)$15.275	(b)$15.453	(b)$16.947	(b)$18.578	(b)$17.598
Ending AUV	(a)$9.777	(a)$9.616	(a)$11.063	(a)$14.295	(a)$15.545	(a)$15.765	(a)$17.333	(a)$20.422	(a)$18.548	(a)$24.125
	(b)$9.703	(b)$9.520	(b)$10.925	(b)$14.082	(b)$15.275	(b)$15.453	(b)$16.947	(b)$18.578	(b)$17.598	(b)$22.799
Ending Number of AUs	(a)15	(a)0	(a)430	(a)6,853	(a)11,201	(a)13,934	(a)35,231	(a)0	(a)0	(a)1,339
	(b)0	(b)0	(b)1,327	(b)3,479	(b)10,434	(b)12,895	(b)19,053	(b)0	(b)21,334	(b)24,584

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.300	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697
	(b)$10.261	(b)$11.472	(b)$11.371	(b)$12.502	(b)$14.477	(b)$15.279	(b)$14.748	(b)$16.046	(b)$17.106	(b)$16.810
Ending AUV	(a)$11.546	(a)$11.474	(a)$12.647	(a)$14.681	(a)$15.533	(a)$15.031	(a)$16.395	(a)$18.799	(a)$17.697	(a)$21.031
	(b)$11.472	(b)$11.371	(b)$12.502	(b)$14.477	(b)$15.279	(b)$14.748	(b)$16.046	(b)$17.106	(b)$16.810	(b)$19.897
Ending Number of AUs	(a)12	(a)48	(a)559	(a)538	(a)2,327	(a)15,529	(a)30,152	(a)0	(a)998	(a)8,654
	(b)1,610	(b)3,988	(b)7,142	(b)8,788	(b)10,117	(b)13,644	(b)9,877	(b)0	(b)9,848	(b)9,782

SA PIMCO VCP Tactical Balanced Portfolio – SAST Class 3 Shares (Inception Date – 4/30/13)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$9.727	(b)$12.648	(b)$11.777
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)$10.834	(a)$11.360	(a)$10.784	(a)$11.367	(a)$13.128	(a)$12.047	(a)$14.144
	(b)N/A	(b)N/A	(b)N/A	(b)$10.816	(b)$11.313	(b)$10.713	(b)$9.727	(b)$12.648	(b)$11.777	(b)$13.771
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)117,827	(a)616,138	(a)2,334,274	(a)4,694,303	(a)51,143	(a)160,377	(a)237,347
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)1,084,587	(b)1,089,313

SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.718	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773
	(b)$9.694	(b)$10.911	(b)$11.174	(b)$12.839	(b)$13.608	(b)$13.479	(b)$12.670	(b)$14.715	(b)$15.278	(b)$14.981
Ending AUV	(a)$10.965	(a)$11.259	(a)$12.968	(a)$13.779	(a)$13.682	(a)$12.893	(a)$15.012	(a)$16.632	(a)$15.773	(a)$17.848
	(b)$10.911	(b)$11.174	(b)$12.839	(b)$13.608	(b)$13.479	(b)$12.670	(b)$14.715	(b)$15.278	(b)$14.981	(b)$16.884
Ending Number of AUs	(a)14,276	(a)35,447	(a)64,832	(a)74,190	(a)85,301	(a)94,734	(a)93,441	(a)1,154	(a)2,776	(a)3,098
	(b)2,699	(b)13,201	(b)26,170	(b)31,949	(b)32,754	(b)42,463	(b)53,419	(b)0	(b)51,828	(b)52,624

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Putnam Asset Allocation Diversified Growth Portfolio – SST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.242	(a)$12.189	(a)$10.993	(a)$13.019
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.242	(b)$12.067	(b)$10.894	(b)$12.851
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,425	(a)29,289	(a)85,748	(a)116,159
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)2,425	(b)0	(b)51,590	(b)54,438

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.837	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845
	(b)$7.807	(b)$8.211	(b)$6.952	(b)$8.282	(b)$9.927	(b)$8.828	(b)$8.532	(b)$8.506	(b)$10.002	(b)$8.416
Ending AUV	(a)$8.264	(a)$7.015	(a)$8.377	(a)$10.067	(a)$8.975	(a)$8.695	(a)$8.691	(a)$10.888	(a)$8.845	(a)$10.495
	(b)$8.211	(b)$6.952	(b)$8.282	(b)$9.927	(b)$8.828	(b)$8.532	(b)$8.506	(b)$10.002	(b)$8.416	(b)$9.946
Ending Number of AUs	(a)271	(a)1,166	(a)909	(a)1,020	(a)8,812	(a)9,145	(a)16,142	(a)595	(a)1,854	(a)3,028
	(b)6,417	(b)11,894	(b)10,886	(b)10,591	(b)16,937	(b)17,997	(b)15,391	(b)0	(b)14,696	(b)14,419

SA Schroders VCP Global Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.804	(b)$11.955	(b)$10.792
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.844	(a)$12.142	(a)$10.920	(a)$12.837
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.804	(b)$11.955	(b)$10.792	(b)$12.636
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)2,159,352	(a)105,679	(a)178,339	(a)208,782
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)6,248	(b)0	(b)685,474	(b)705,552

SA Small Cap Index Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.157	(a)$8.847	(a)$10.888
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.138	(b)$8.803	(b)$10.791
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)0	(a)4,152
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)790	(b)7,877

SA T. Rowe Price Asset Allocation Growth Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.292	(a)$9.590	(a)$11.780
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.273	(b)$9.543	(b)$11.675
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)0	(a)144,936	(a)458,643
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)78,630	(b)109,680

SA T. Rowe Price VCP Balanced Portfolio – SAST Class 3 Shares (Inception Date – 1/25/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.548	(b)$12.273	(b)$11.313
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.588	(a)$12.465	(a)$11.446	(a)$13.836
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.548	(b)$12.273	(b)$11.313	(b)$13.620
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,390,246	(a)234,749	(a)566,930	(a)778,954
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)3,239	(b)0	(b)1,375,884	(b)1,448,279

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$9.408	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396
	(b)$9.390	(b)$9.516	(b)$8.259	(b)$9.701	(b)$11.757	(b)$10.769	(b)$10.086	(b)$10.046	(b)$11.584	(b)$9.894
Ending AUV	(a)$9.558	(a)$8.316	(a)$9.792	(a)$11.898	(a)$10.925	(a)$10.258	(a)$10.243	(a)$12.574	(a)$10.396	(a)$11.500
	(b)$9.516	(b)$8.259	(b)$9.701	(b)$11.757	(b)$10.769	(b)$10.086	(b)$10.046	(b)$11.584	(b)$9.894	(b)$10.901
Ending Number of AUs	(a)80,826	(a)334,728	(a)381,069	(a)370,176	(a)413,143	(a)424,540	(a)454,813	(a)259	(a)1,040	(a)5,955
	(b)50,838	(b)182,561	(b)210,225	(b)202,299	(b)223,393	(b)229,197	(b)239,057	(b)0	(b)209,665	(b)209,524

SA VCP Dynamic Allocation Portfolio – SAST Class 3 Shares (Inception Date – 1/23/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.516	(b)$12.129	(b)$12.458	(b)$11.634	(b)$9.350	(b)$13.701	(b)$12.971
Ending AUV	(a)N/A	(a)N/A	(a)$10.540	(a)$12.187	(a)$12.550	(a)$11.749	(a)$12.121	(a)$14.480	(a)$13.337	(a)$15.873
	(b)N/A	(b)N/A	(b)$10.516	(b)$12.129	(b)$12.458	(b)$11.634	(b)$9.350	(b)$13.701	(b)$12.971	(b)$15.377
Ending Number of AUs	(a)N/A	(a)N/A	(a)3,430,969	(a)10,161,109	(a)19,798,493	(a)28,739,140	(a)30,738,285	(a)186,776	(a)397,736	(a)511,497
	(b)N/A	(b)N/A	(b)1,737,331	(b)4,753,288	(b)7,191,559	(b)9,597,631	(b)5,499	(b)0	(b)9,986,161	(b)9,328,904

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Condensed Financial Information for Contracts Issued by
The United States Life Insurance Company in the City of New York
(New York Only) – Continued

Variable Portfolios	Fiscal Year Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA VCP Dynamic Strategy Portfolio – SAST Class 3 Shares (Inception Date – 7/16/12)
Beginning AUV	(a)N/A	(a)N/A	(a)$9.999	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046
	(b)N/A	(b)N/A	(b)$9.999	(b)$10.415	(b)$12.055	(b)$12.381	(b)$11.530	(b)$11.938	(b)$13.549	(b)$12.713
Ending AUV	(a)N/A	(a)N/A	(a)$10.426	(a)$12.098	(a)$12.456	(a)$11.629	(a)$12.070	(a)$14.220	(a)$13.046	(a)$15.400
	(b)N/A	(b)N/A	(b)$10.415	(b)$12.055	(b)$12.381	(b)$11.530	(b)$11.938	(b)$13.549	(b)$12.713	(b)$14.947
Ending Number of AUs	(a)N/A	(a)N/A	(a)237,739	(a)4,646,920	(a)12,903,833	(a)20,141,779	(a)20,818,730	(a)229,431	(a)407,304	(a)472,330
	(b)N/A	(b)N/A	(b)161,296	(b)1,360,629	(b)3,480,818	(b)4,919,044	(b)5,149,976	(b)0	(b)4,860,628	(b)4,614,929

SA VCP Index Allocation Portfolio – SAST Class 3 Shares (Inception Date – 10/09/17)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$10.395	(a)$9.512	(a)$11.566
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$10.376	(b)$9.465	(b)$11.463
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)3,954	(a)258,427	(a)425,818
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)0	(b)553,428	(b)804,450

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$10.786	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087
	(b)$10.754	(b)$12.962	(b)$11.834	(b)$14.400	(b)$19.210	(b)$21.744	(b)$23.220	(b)$22.535	(b)$29.273	(b)$29.569
Ending AUV	(a)$13.034	(a)$11.929	(a)$14.552	(a)$19.461	(a)$22.083	(a)$23.642	(a)$23.741	(a)$31.763	(a)$31.087	(a)$40.209
	(b)$12.962	(b)$11.834	(b)$14.400	(b)$19.210	(b)$21.744	(b)$23.220	(b)$22.535	(b)$29.273	(b)$29.569	(b)$38.093
Ending Number of AUs	(a)20,205	(a)86,558	(a)106,443	(a)104,933	(a)102,941	(a)112,079	(a)125,052	(a)0	(a)0	(a)6,069
	(b)14,561	(b)45,019	(b)48,892	(b)43,884	(b)45,493	(b)54,171	(b)862	(b)0	(b)46,264	(b)46,804

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$11.134	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541
	(b)$11.116	(b)$11.462	(b)$12.056	(b)$12.290	(b)$11.819	(b)$12.208	(b)$12.055	(b)$11.620	(b)$11.710	(b)$11.942
Ending AUV	(a)$11.510	(a)$12.136	(a)$12.403	(a)$11.957	(a)$12.382	(a)$12.258	(a)$12.247	(a)$12.713	(a)$12.541	(a)$13.273
	(b)$11.462	(b)$12.056	(b)$12.290	(b)$11.819	(b)$12.208	(b)$12.055	(b)$11.620	(b)$11.710	(b)$11.942	(b)$12.589
Ending Number of AUs	(a)46,535	(a)143,516	(a)209,453	(a)287,242	(a)330,543	(a)409,878	(a)670,419	(a)5,590	(a)14,185	(a)40,738
	(b)21,729	(b)66,518	(b)105,949	(b)144,548	(b)151,977	(b)166,161	(b)1,672	(b)0	(b)222,016	(b)227,753

SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)$11.305	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682
	(b)$11.304	(b)$11.399	(b)$11.898	(b)$12.159	(b)$11.345	(b)$11.353	(b)$11.027	(b)$11.259	(b)$10.727	(b)$11.103
Ending AUV	(a)$11.425	(a)$11.955	(a)$12.248	(a)$11.456	(a)$11.493	(a)$11.191	(a)$11.455	(a)$11.842	(a)$11.682	(a)$12.187
	(b)$11.399	(b)$11.898	(b)$12.159	(b)$11.345	(b)$11.353	(b)$11.027	(b)$11.259	(b)$10.727	(b)$11.103	(b)$11.537
Ending Number of AUs	(a)66,712	(a)214,281	(a)296,057	(a)376,332	(a)436,487	(a)487,477	(a)581,276	(a)15,625	(a)36,161	(a)60,709
	(b)27,059	(b)93,052	(b)135,401	(b)179,700	(b)186,612	(b)198,792	(b)205,624	(b)0	(b)233,925	(b)248,138

SA Wellington Strategic Multi-Asset Portfolio – AST Class 3 Shares (Inception Date – 9/26/16)
Beginning AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276
Ending AUV	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)$9.848	(a)$11.379	(a)$10.370	(a)$12.186
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)$9.848	(b)$11.265	(b)$10.276	(b)$12.028
Ending Number of AUs	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)N/A	(a)694	(a)14,415	(a)27,213	(a)41,358
	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)N/A	(b)694	(b)0	(b)55,735	(b)60,623

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 4/30/09)
Beginning AUV	(a)$7.064	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108
	(b)$7.033	(b)$8.369	(b)$8.057	(b)$9.197	(b)$12.912	(b)$12.752	(b)$12.376	(b)$13.052	(b)$16.029	(b)$15.208
Ending AUV	(a)$8.428	(a)$8.134	(a)$9.308	(a)$13.101	(a)$12.970	(a)$12.620	(a)$13.343	(a)$17.527	(a)$16.108	(a)$22.124
	(b)$8.369	(b)$8.057	(b)$9.197	(b)$12.912	(b)$12.752	(b)$12.376	(b)$13.052	(b)$16.029	(b)$15.208	(b)$20.803
Ending Number of AUs	(a)2,261	(a)8,758	(a)8,982	(a)8,003	(a)7,854	(a)8,603	(a)11,123	(a)0	(a)0	(a)1,872
	(b)695	(b)4,569	(b)7,199	(b)7,150	(b)10,449	(b)9,453	(b)6,606	(b)0	(b)5,975	(b)8,652

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

Appendix B – Death Benefits Following Spousal Continuation

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Net Purchase Payments” as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define “Continuation Purchase Payments” as Purchase Payments made on or after the Continuation Date.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:
•	If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.
•	If a withdrawal is taken prior to the Continuing Spouse’s 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal”) by the percentage by which the Excess Withdrawal reduced the resulting contract value.
•	If a withdrawal is taken on or after the Continuing Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
Please note: The death benefit calculations assume that no Purchase Payments are received on or after the Continuing Spouse’s 86th birthday. Please see ALLOCATION OF PURCHASE PAYMENTS for more information on Purchase Payment restrictions.
Contract Value Death Benefit Payable Upon Continuing Spouse’s Death
The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.
The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.
Return of Purchase Payment and Maximum Anniversary Value death benefit Payable Upon Continuing Spouse’s Death:
A.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit without election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Net Purchase Payments.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Net Purchase Payments; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any

B-1

withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B.	The following describes the Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit with election of a Living Benefit:
1.	Return of Purchase Payment death benefit
If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.
2.	Maximum Anniversary Value death benefit
If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments received reduced by:
(i)	any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death and reduced by:
(i)	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or
(ii)	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.
B-2

Appendix C – Formula and Examples of Calculations of the Polaris Income MAX
and Polaris Income Plus DAILY Flex Fee

The fee for Polaris Income Max and Polaris Income Plus Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.
Polaris Income Max and Polaris Income Plus Daily Flex Fee
Number of Covered Persons	Initial Annual Fee Rate	Maximum Annual Fee Rate	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	1.25%	2.50%	0.60%	±0.40%
Two Covered Persons	1.25%	2.50%	0.60%	±0.40%
*	The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/4). If you change your Income Option election on the Activation Date, the quarterly fee can increase no more than 0.1625% [(.40% + 0.25%)/4] on the first Benefit Quarter Anniversary following the Activation Date.

Lifetime Income Option Change Fee*	0.25%
*	The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot be more than 0.625% (2.50%/4) for each Benefit Quarter. The sum of the Living Benefit feature fee rate and Lifetime Income Option Change fee rate cannot exceed the Maximum Annual Fee Rate stated in the table above.
The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index (“VIX”), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the quarterly average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the “Quarterly Average (Daily VIX2)”). In general, as the Quarterly Average (Daily VIX2) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.
If you change your Lifetime Income Option on the Activation Date, the Lifetime Income Option Change fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee Rate shown in the table above.
The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.
The example below will assume the election of Polaris Income Max for one Covered Person with Lifetime Income Option 1. The Initial Annual Fee Rate is 1.25%. The steps for calculating the fee rates are the same for all features and number of Covered Persons.
Example
Assumptions:
•	Polaris Income Max Lifetime Income Option 1 for one Covered Person was elected at issue.
The assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value*	Annual Fee Rate	Quarterly Fee Rate**
1st	525.71	N/A	1.25%	0.3125%
2nd	412.12	N/A	1.25%	0.3125%
3rd	770.25	N/A	1.25%	0.3125%
4th	573.97	N/A	1.25%	0.3125%
5th	204.42	1.06%	1.06%	0.2650%
*	The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.
**	The Quarterly Fee Rate is the Annual Fee Rate divided by 4.
The Annual Fee Rates and Quarter Fee Rates are calculated as follows:
In the 5th Benefit Quarter, the Quarterly Average (Daily VIX2) is 204.42. We calculate the Annual Fee Rate in the 5th Benefit Quarter as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [204.42/33 – 10]}
1.25% + [0.05% x (–3.81)]
1.25% + (–0.19%) = 1.06% (Annual Fee Rate)

Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.25% – 1.06% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.25%).
1.06% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)
Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.06%
The Quarterly Fee Rate is 0.2650% (or 1.06% divided by 4).
After the 5th Benefit Quarter, until the 12th Benefit Quarter, the assumed Quarterly Averages (Daily VIX2) are as displayed from the table below:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate
6th	351.93	1.28%	1.28%	0.3200%
7th	307.03	1.22%	1.22%	0.3050%
8th	602.30	1.66%	1.62%	0.4050%
9th	698.25	1.81%	1.81%	0.4525%
10th	323.74	1.24%	1.41%	0.3525%
11th	525.72	1.55%	1.55%	0.3875%
12th	765.45	1.91%	1.91%	0.4775%
The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:
In the 8th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 602.30. We calculate the Annual Fee Rate on the 8th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [602.30/33 – 10]}
1.25% + [0.05% x (8.25)]
1.25% + 0.41% = 1.66% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.66% – 1.22% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 1.22%.
The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.62% (1.22% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.
Therefore, the Quarterly Fee Rate is 0.4050% (or 1.62% divided by 4).
In the 10th Benefit Quarter, the Quarterly Average (Daily VIX2) decreases to 323.74. We calculate the Annual Fee Rate on the 10th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [323.74/33 – 10]}
1.25% + [0.05% x (–0.19)]
1.25% + (–0.01%) = 1.24% (Annual Fee Rate)
Step 2:	Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase or Decrease
1.81% – 1.24% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.81%.
The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.41% (1.81% – 0.40%).
Therefore, the Quarterly Fee Rate is 0.3525% (or 1.41% divided by 4).
Assume that Lifetime Income is activated and Lifetime Income Option 1 was changed to Lifetime Income Option 2 during the 13th Benefit Quarter.
The assumed Quarterly Averages (Daily VIX2) are as follows:
Benefit Quarter	Quarterly Average (Daily VIX2)	Calculated Formula Value	Annual Fee Rate	Quarterly Fee Rate	Annual Lifetime Income Option Change Fee	Quarterly Lifetime Income Option Change Fee
12th	765.45	1.91%	1.91%	0.4775%	N/A	N/A
13th	957.12	2.20%	2.45%	0.6125%	0.25%	0.0625%
14th	1,025.43	2.30%	2.50%	0.6250%	0.20%	0.0500%
15th	721.89	1.84%	2.15%	0.5375%	0.25%	0.0625%
16th	207.38	1.06%	1.75%	0.4375%	0.25%	0.0625%
On every Benefit Quarter after the 14th, the combined Annual Fee Rate, which includes the Income Option Change Fee, will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2), subject to the Minimum and Maximum Annual Fee Rates shown above.

In the 13th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 957.12. We calculate the Annual Fee Rate on the 13th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [957.12/33 – 10]}
1.25% + (0.05% x 19)
1.25% + 0.95% = 2.20% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.20% - 1.91% = 0.29% which is within 0.40% of the previous Annual Fee Rate (1.91%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.20% + 0.25% = 2.45% which is within the Maximum Annual fee Rate (2.50%).
Therefore, the Quarterly Fee Rate is 0.6125% (or 2.45% divided by 4).
In the 14th Benefit Quarter, the Quarterly Average (Daily VIX2) increases to 1,025.43. We calculate the Annual Fee Rate on the 14th Benefit Quarter Anniversary as follows:
Step 1:	Calculation of the Annual Fee Rate
Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX2)/33 – 10]}
1.25% + {0.05% x [1,025.43/33 – 10]}
1.25% + (0.05% x 21.07)
1.25% + 1.05% = 2.30% (Annual Fee Rate without Lifetime Income Option Change Fee)
Step 2:
Determine whether the Annual Fee Rate calculated in Step 1 is within the Maximum or Minimum Annual Fee Rate and within the Maximum Quarterly Annualized Fee Rate Increase of Decrease
2.30% - 2.20% = 0.10% which is within 0.40% of the previous Annual Fee Rate (2.20%). This is within the Minimum and Maximum Annual Fee Rates.
Step 3:	Combine the Annual Fee Rate calculated in Step 2 with the Lifetime Income Option Change Fee Rate of 0.25% to determine that it is within the Maximum Annual Fee Rate.
2.30% + 0.25% = 2.55% which is higher than the Maximum Annual fee Rate (2.50%). The sum of the Living Benefit fee and the Lifetime Income Option Change fee is adjusted to be 2.50%.
Therefore, the Lifetime Income Option Change fee charged is 0.20% (2.50% - 2.30%), and the Quarterly Fee Rate is 0.6250% (or 2.50% divided by 4).
After the 14th Benefit Quarter, the combined Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX2). If your contract value falls to zero, the fee will no longer be deducted.

Appendix D – Optional Living Benefits Examples

[TO BE UPDATED BY AMENDMENT]
The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values of the currently offered Living Benefits – Polaris Income Max and Polaris Income Plus Daily Flex. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.
Examples 1 through 6 below assume election of Polaris Income Max Income Option 1 (one Covered Person). Examples 7 through 12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).
Example 1: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Income Credit Percentage = 5.25%
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.00%

Values as of	Purchase Payments Invested	Contract Value	Income Base	Income Credit Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,000
•	Income Base = Initial Purchase Payment = $100,000
•	Income Credit Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.0% = $6,000, if Lifetime Income is activated
Example 2: Impact of Adding Subsequent Purchase Payments and Attaining Higher Anniversary Values
The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:
•	Subsequent Purchase Payment invested in the first Benefit Year = $60,000.
•	Subsequent Purchase Payment invested in the second Benefit Year = $90,000.
•	No withdrawals taken in the first 2 Benefit Years.

Values as of	Purchase Payment Invested	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	—	$6,000
Year 1	$60,000	$165,000	—	$160,000	$160,000	—	$9,600
1st Anniversary	—	$170,000	$170,000	$170,000	$170,000	$8,400	$10,200
Year 2	$90,000	$255,000	—	$260,000	$260,000	—	$15,600
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,220
The values of the feature are impacted by adding subsequent Purchase Payments and attaining Higher Anniversary Values as follows:
•	The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.

•	The Income Base and Income Credit Base are increased to a Higher Anniversary Value on each Benefit Year Anniversary if the Anniversary Value is greater than the current Income Base plus the Income Credit; and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the value of the new Income Base.
○	In year 1, a subsequent Purchase Payment of $60,000 was added. The Income Base and Income Credit Base were increased to $160,000 ($100,000 + $60,000); and the MAWA was increased to $9,600 ($160,000 x 6.00%).
○	On the 1st Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $170,000 ($170,000 is greater than $160,000 + $8,400 Income Credit); and the MAWA was increased to $10,200 ($170,000 x 6.00%).
○	In year 2, a subsequent Purchase Payment of $90,000 was added. The Income Base and Income Credit Base were increased to $260,000 ($170,000 + $90,000); and the MAWA was increased to $15,600 ($260,000 x 6.00%).
○	On the 2nd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $260,000 + $13,650 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.00%).
Example 3: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:
•	A withdrawal of $5,000 was taken in the 3rd Benefit Year, prior to the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	—	$287,000	$287,000	$287,000	$287,000	$13,650	$17,200
Year 3	$5,000	$300,000	—	$282,217	$282,217	—	$16,933
3rd Anniversary	—	$310,000	$310,000	$310,000	$310,000	$14,816	$18,600
•	The Income Base and Income Credit Base are in the same proportion by which the contract value is reduced by the withdrawal amount.
○	In year 3, the reduction proportion was 1.6667% ($5,000/$300,000); the reduced Income Base and Income Credit Base were $282,217 ($287,000 x [1 – 1.6667%]).
○	On the 3rd Benefit Year Anniversary, the Income Base and Income Credit Base were increased to $310,000 (Anniversary Value $310,000 is greater than $282,217 + $14,816 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.00%).
Example 4: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:
•	Withdrawals of 5% of Income Base taken in the fourth and fifth Benefit Years, after the Activation Date.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount
3rd Anniversary	—	$310,000	$310,000	$310,000	$310,000	$14,816	$18,600
Year 4	$15,500	$315,000	—	$310,000	$310,000	—	$18,600
4th Anniversary	—	$310,000	$310,000	$310,775	$310,000	$775	$18,647
Year 5	$15,539	$302,000	—	$310,775	$310,000	—	$18,647
5th Anniversary	—	$305,000	$305,000	$311,550	$310,000	$775	$18,693
•	In year 4, a Lifetime Income amount of $15,500 was withdrawn.
•	In year 5, a Lifetime Income amount of $15,539 was withdrawn.
The values of the feature are impacted by Lifetime Income withdrawals taken as follows:
•	The Income Base and Income Credit Base are not reduced because the amount of the Lifetime Income withdrawal taken was less than the Maximum Annual Withdrawal Amount (“MAWA”).

○	In year 4, $15,500 was withdrawn and is less than MAWA of $18,600.
○	In year 5, $15,539 was withdrawn and is less than MAWA of $18,647.
•	The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th Benefit Year Anniversaries were reduced by the percent withdrawn (5.25% Income Credit Percentage – 5% withdrawal = 0.25% Income Credit Percentage).
Income Credit = $775 ($310,000 Income Credit Base x 0.25% Income Credit Percentage)
Note:     When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments and when the Income Base is increased to the Higher Anniversary Value (as shown in Example 2 above).
Example 5: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:
•	Withdrawals of 8% of Income Base taken in the sixth and seventh Benefit Years.

As of	Withdrawal Taken	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount
5th Anniversary	—	$305,000	$305,000	$311,550	$310,000	$775	$18,693
Year 6	$24,924	$280,000	—	$304,770	$303,253	—	$18,286
6th Anniversary	—	$290,000	$290,000	$304,770	$303,253	$0	$18,286
Year 7	$24,382	$260,000	—	$297,933	$296,451	—	$17,876
7th Anniversary	—	$230,000	$230,000	$297,933	$296,451	$0	$17,876
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) after the Activation Date as follows:
•	The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.
○	In year 6, the reduction proportion was 2.1763% ([$24,924 - $18,693] / [$305,000 - $18,693]); the Income Base was reduced to $304,770 ($311,550 x [1 – 2.1763%]); the Income Credit Base was reduced to $303,253 ($310,000 x [1 – 2.1763%]); and the MAWA was reduced to $18,286 ($304,770 x 6.00%).
○	In year 7, the reduction proportion was 2.2433% ([$24,382 – $18,286] / [$290,000 - $18,286]); the Income Base was reduced to $297,933 ($304,770 x [1 – 2.2433%]); the Income Credit Base was reduced to $296,451 ($303,253 x [1 – 2.2433%]); and the MAWA was reduced to $17,876 ($297,933 x 6.00%).
•	The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.
•	The MAWA is recalculated based on the reduced Income Base.
Example 6: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:
•	Contract values as shown below and reduced to $0 in Year 11 due to market conditions.
•	No withdrawals taken after the seventh Benefit Year.

Values as of	Assumed Contract Value	Anniversary Value	Income Base	Income Credit Base	Income Credit	Maximum Annual Withdrawal Amount	Protected Income Payment
7th Anniversary	$230,000	$230,000	$297,933	$296,451	$0	$17,876	—
8th Anniversary	$150,000	$150,000	$313,496	$296,451	$15,564	$18,810	—
9th Anniversary	$100,000	$100,000	$329,060	$296,451	$15,564	$19,744	—
10th Anniversary	$50,000	$50,000	$344,624	$296,451	$15,564	$20,677	—
Year 11	$0	$0	$344,624	$296,451	—	$20,677	—
11th Anniversary	$0	$0	$344,624	$296,451	—	—	$13,785

•	The Protected Income Payment of $13,785 ($344,624 x 4%) will be paid for the lifetime of the Covered Person.
Examples 7-12 below assume election of Polaris Income Plus Daily Flex Income Option 1 (one Covered Person).
Example 7: Initial Values
The values shown below are based on the following assumptions:
•	Benefit Effective Date = contract issue date
•	Initial Purchase Payment = $100,000
•	Covered Person = Owner age 65 on the Benefit Effective Date
•	Maximum Annual Withdrawal Percentage = 6.00%

Value as of	Purchase Payments Invested	Contract Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	$100,000	$100,000	$6,000
•	Minimum Income Base = Income Base = Initial Purchase Payment = $100,000
•	Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
= $100,000 x 6.00% = $6,000, if Lifetime Income is activated
Example 8: Impact of Increase in Income Base due to Daily Step-up Values, Adding Subsequent Purchase Payments, and Minimum Income Base at Benefit Year Anniversaries prior to the Activation Date
The values shown below are based on the assumptions stated in Example 7 above, in addition to the following:
•	Subsequent Purchase Payment invested in the 1st Benefit Year = $60,000
•	Subsequent Purchase Payment invested in the 2nd Benefit Year = $90,000
•	No withdrawals taken in the first 2 Benefit Years
•	The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated

Values as of	Purchase Payment Invested	Assumed Contract Value	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
Benefit Effective Date	$100,000	$100,000	—	$100,000	$100,000	$6,000
Year 1 – Day 25	—	$102,000	$102,000	$100,000	$102,000	$6,120
Year 1 – Day 105	—	$105,000	$105,000	$100,000	$105,000	$6,300
Year 1 – Day 200	$60,000	$162,000	—	$160,000	$165,000	$9,900
Year 1 – Day 300	—	$166,000	$166,000	$160,000	$166,000	$9,960
1st Anniversary	—	$167,000	$167,000	$168,000	$168,000	$10,080
Year 2 – Day 180	$90,000	$250,000	—	$258,000	$258,000	$15,480
Year 2 – Day 250	—	$280,000	$280,000	$258,000	$280,000	$16,800
2nd Anniversary	—	$279,000	—	$270,500	$280,000	$16,800
The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:
•	If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base, only available after Lifetime Income is activated
•	The Income Base and the Maximum Annual Withdrawal Amount (“MAWA”) are recalculated at the time each subsequent Purchase Payment is received.

○	In year 1 – day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6.00%).
○	In year 1 – day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6.00%)
○	In year 1 – day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $9,900 ($165,000 x 6.00%).
•	While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (“MAWA”) is recalculated based on the new Income Base. At Benefit Year Anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.
○	In year 1 – day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $9,960 ($166,000 x 6.00%).
○	On the 1st Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $10,080 ($168,000 x 6.00%).
○	In year 2 – day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $15,480 ($258,000 x 6.00%).
○	In year 2 – day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $16,800 ($280,000 x 6.00%).
○	On the 2nd Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $16,800.
Example 9: Impact of Taking Withdrawals prior to the Activation Date
The values shown below are based on the assumptions stated in the Examples 7 and 8 above, in addition to the following:
•	Withdrawals of $5,000 was taken in Benefit Year 3, prior to the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
2nd Anniversary	$279,000	—	—	$270,500	$280,000	$16,800
Year 3 – Day 45	$290,000	—	$290,000	$270,500	$290,000	$17,400
Year 3 – Day 155	$285,000	$5,000	—	$265,754	$284,912	$17,095
Year 3 – Day 275	$300,000	—	$300,000	$265,754	$300,000	$18,000
3rd Anniversary	$310,000	—	$310,000	$278,035	$310,000	$18,600
○	In year 3 – day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6.00%).
○	In year 3 – day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 – 1.7544%]) and the reduced MAWA was $17,095 ($284,912 x 6.00%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 – 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 – 1.7544%}])
○	In year 3 – day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $18,000 ($300,000 x 6.00%).

○	On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x $88,421) and the MAWA was increased to $18,600 ($310,000 x 6.00%).
Example 10: Impact of Taking Withdrawals up to the Maximum Annual Withdrawal Amount after the Activation Date
The values shown below are based on the assumptions stated in the Examples 7, 8 and 9 above, in addition to the following:
•	Withdrawals less than or equal MAWA are taken in the 4th and 5th Benefit Years, after the Activation Date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Minimum Income Base	Income Base	Maximum Annual Withdrawal Amount upon Activation
3rd Anniversary	$310,000	—	$310,000	$287,035	$310,000	$18,600
Year 4 – Day 65	$315,000	—	$315,000	$287,035	$315,000	$18,900
Year 4 – Day 92	$312,000	$10,000	—	—	$315,000	$18,900
Year 4 – Day 350	$320,000	—	$320,000	—	$315,000	$18,900
4th Anniversary	$311,000	—	—	—	$320,000	$19,200
Year 5 – Day 75	$325,000	—	$325,000	—	$320,000	$19,200
Year 5 – Day 80	$322,000	$19,200	—	—	$320,000	$19,200
5th Anniversary	$317,000	—	—	—	$325,000	$19,500
Year 6 – Day 155	$330,000	—	$330,000	—	$325,000	$19,500
6th Anniversary	$329,000	—	—	—	$330,000	$19,800
•	In year 4, a Lifetime Income amount of $10,000, less than MAWA was withdrawn.
•	In year 5, a Lifetime Income amount of $19,200, equal to MAWA was withdrawn.
The values of the feature are impacted prior to and after the withdrawals are taken as follows:
•	Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.
○	In year 4 – day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6.00%).
○	In year 4 – day 92, after the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
•	After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.
○	In year 4 – day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.
○	On the 4th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6.00%).
•	Past the first Benefit Year Anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary date, looking back at the Step-up Values in the immediately preceding Benefit Year.
○	In year 5 – day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.
○	In year 5 – day 80, a Lifetime Income amount $19,200 was withdrawn and was equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

○	On the 5th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 6 – day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.
○	On the 6th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding Benefit Year, and the MAWA was increased to $19,800 ($330,000 x 6.00%).
Example 11: Impact of Taking Excess Withdrawals (in excess of the Maximum Annual Withdrawal Amount) after the Activation Date
The values shown below are based on the assumptions stated in the Examples 7, 8, 9 and 10 above, in addition to the following:
•	Withdrawal of 8% of Income Base taken in the 6th and 7th contract years.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount
6th Anniversary	$329,000	—	—	$330,000	$19,800
Year 7 – Day 37	$321,000	$26,400	—	$322,769	$19,366
Year 7 – Day 362	$325,000	—	$325,000	$322,769	$19,366
7th Anniversary	$317,000	—	—	$325,000	$19,500
Year 8 – Day 46	$307,000	$26,000	—	$317,652	$19,059
8th Anniversary	$270,000	—	—	$317,652	$19,059
The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (“MAWA”) as follows:
•	The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.
○	In year 7 – day 37, the reduction proportion is 2.1912% ([$26,400 - $19,800] / [$321,000 - $19,800]); the reduced Income Base was $322,769 ($330,000 x [1 – 2.1912%]) and the reduced MAWA was $19,366 ($322,769 x 6.00%).
○	In year 7 – day 362, there was a Step-up Value of $325,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.
○	On the 7th Benefit Year Anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the Excess Withdrawal, and the MAWA was increased to $19,500 ($325,000 x 6.00%).
○	In year 8 – day 46, the reduction proportion was 2.2609% ([$26,000 – $19,500] / [$307,000 - $19,500]); the reduced Income Base was $317,652 ($325,000 x [1 – 2.2609%]); and the reduced MAWA was $19,059 ($317,652 x 6.00%).
Example 12: Protected Income Payment
The values shown below are based on the assumptions stated in Examples 7, 8, 9, 10 and 11 above, in addition to the following:
•	Contract value as shown and reduced to $0 in Year 12 due to market conditions.
•	MAWA withdrawals were taken every year.

•	There were no Step-up Values after the 8th Benefit Year Anniversary date.

Value as of	Assumed Contract Value	Withdrawal Taken	Step-up Value	Income Base	Maximum Annual Withdrawal Amount	Protected Income Payment
8th Anniversary	$270,000	—	—	$317,652	$19,059	—
9th Anniversary	$150,000	$19,059	—	$317,652	$19,059	—
10th Anniversary	$100,000	$19,059	—	$317,652	$19,059	—
11th Anniversary	$50,000	$19,059	—	$317,652	$19,059	—
Year 12 – Day 81	$0	$19,059	—	$317,652	$19,059	—
12th Anniversary	$0	$0	—	$317,652	—	$12,706
•	The Protected Income Payment of $12,706 ($317,652 x 4%) will be paid for the lifetime of the Covered Person.

Appendix E – State Contract Availability and/or Variability

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Administration Charge	Contract Maintenance Fee is $30.	New Mexico
Administration Charge	Charge will be deducted pro-rata from Variable Portfolios only.	New York Oregon Texas Washington
Annuity Date	You may switch to the Income Phase any time after your first contract anniversary.	Florida
Annuity Date	You may begin the Income Phase any time 13 or more months after contract issue.	New York
Cancellation of Living Benefit	Amounts allocated to the Secure Value Account will be automatically transferred to the Goldman Sachs VIT Government Money Market Fund or similar money market portfolio.	Washington
Free Look	If you are age 65 or older on the contract issue date, the Free Look period is 30 days.	Arizona
Free Look	If you are age 60 or older on the contract issue date:
The Free Look period is 30 days; and
If you invest in the Money Market Portfolio, the Free Look amount is calculated as the Purchase Payments paid; or
If you invest in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments or (2) the value of your contract plus any fees paid on the day we received your request in Good Order at the Annuity Service Center.
	If you are younger than age 60 on the contract issue date, the Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	California
Free Look	The Free Look period is 21 days and the amount is calculated as the value of your contract plus fees and charges on the day we receive your request in Good Order at the Annuity Service Center.	Florida
Free Look	The Free Look period is 20 days.	Idaho North Dakota Rhode Island Texas
Free Look	The Free Look amount is calculated as the value of your contract plus fees and charges on the day we received your request in Good Order at the Annuity Service Center.	Michigan Minnesota Missouri Texas
Free Look	The Free Look amount is calculated as the greater of (1) Purchase Payments including fees and charges or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.	Arkansas New York
Joint Ownership	Benefits and Features to be made available to Domestic Partners.	California District of Columbia Maine Nevada Oregon Washington Wisconsin
Joint Ownership	Benefits and Features to be made available to Civil Union Partners.	California Colorado Hawaii Illinois New Jersey Rhode Island
Minimum Contract Value	The minimum remaining contract value after a partial withdrawal must be $2,000.	New York Texas
Nursing Home Waiver	The Nursing Home Waiver is not available for contracts.	California Connecticut Massachusetts Missouri Pennsylvania
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PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Polaris Income Plus Daily Flex Polaris Income Max	Charge will be deducted pro-rata from Variable Portfolios only.	Connecticut Hawaii Missouri New York Oregon Texas Washington Vermont Virginia
Premium Tax	We deduct premium tax charges of 0.50% for Qualified contracts and 2.35% for Non-Qualified contracts based on contract value when you begin the Income Phase.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on contract value when you begin the Income Phase.	Nevada
Premium Tax	For the first $500,000 in the contract, we deduct premium tax charges of 1.25% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	South Dakota
Premium Tax	We deduct premium tax charges of 1.0% for Qualified contracts and 1.0% for Non-Qualified contracts based on contract value when you begin the Income Phase.	West Virginia
Premium Tax	We deduct premium tax charges of 1.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Wyoming
Transfer Privilege	Any transfer over the limit of 15 will incur a $10 transfer fee.	Pennsylvania Texas
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Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of Additional Information to:
(Please print or type and fill in all information.)

Name

Address

City/State/Zip

Contract Issue Date:

Date:	Signed:

Return to: Issuing Company
Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

STATEMENT OF ADDITIONAL INFORMATION
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
AMERICAN GENERAL LIFE INSURANCE COMPANY
IN CONNECTION WITH
VARIABLE SEPARATE ACCOUNT
POLARIS PLATINUM III VARIABLE ANNUITY
This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated [October 13], 2020, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:
AMERICAN GENERAL LIFE INSURANCE COMPANY
ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TEXAS 79105-5570
[October 13], 2020

Separate Account and the Company
American General Life Insurance Company (“AGL” or the “Company”) is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. (“American International Group”), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company’s, and American International Group has no legal obligation to back those commitments.
On December 31, 2012, SunAmerica Annuity and Life Assurance Company (“SunAmerica Annuity”), American General Assurance Company (“AGAC”), American General Life and Accident Insurance Company (“AGLA”), American General Life Insurance Company of Delaware (“AGLD”), SunAmerica Life Insurance Company (“SALIC”) and Western National Life Insurance Company, (“WNL”), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company (“Merger”). Prior to this date, the Polaris Platinum III contracts were issued by SunAmerica Annuity in all states except New York.
Variable Separate Account (“Separate Account”) was originally established by Anchor National Life Insurance Company (“Anchor National”) under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (“SunAmerica Life”). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.
The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.
The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds’ management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.
Another important feature of the contract related to its basic objective is the Company’s promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).
General Account
The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company’s general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company’s assets held in the general account will be available to fund the Company’s obligations under the contracts as well as such other claims.
The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.
Master-Feeder Structure
The following underlying funds currently do not buy individual securities directly: SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio, SA American Funds Asset Allocation Portfolio, and SA American Funds VCP Managed Allocation Portfolio (the “Feeder Funds”). Instead, each Feeder Fund invests all of its investment assets in a corresponding “Master Fund” of American Funds Insurance Series®, managed by Capital Research and Management Company (“Capital Research”).
Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC (“SAAMCo”) does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds’ other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a “feeder fund” investing in a Master Fund.
SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a “feeder fund,” SAAMCo will serve as investment manager for the Feeder Fund.
The terms “Feeder Fund” and “Master Fund” as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:
•	Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo’s advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and
•	Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

Information Regarding the Use of the Volatility Index (“VIX”)
This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor’s Financial Services LLC (“S&P”) or the Chicago Board Options Exchange, Incorporated (“CBOE”). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the “VIX”) track market performance. S&P’s and CBOE’s only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.
Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.
“Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500™” are trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by the Company. “CBOE”, “CBOE Volatility Index” and “VIX” is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.
Performance Data
From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.
We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.
The Separate Account may advertise “total return” data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. “Total return” is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).
For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds’ performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account’s Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).
Performance data for the various Variable Portfolios are computed in the manner described below.
Goldman Sachs VIT Government Money Market Fund
Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:
Base Period Return = (EV - SV - CMF) / (SV)
where:
SV	=	value of one Accumulation Unit at the start of a 7 day period
EV	=	value of one Accumulation Unit at the end of the 7 day period
CMF	=	an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days
The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio’s allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.
The current yield is then obtained by annualizing the Base Period Return:
Current Yield = (Base Period Return) x (365/7)
The Goldman Sachs VIT Government Money Market Fund also quotes an “effective yield” that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:
365/7
Effective Yield	=	[(Base Period Return + 1)		– 1]
The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.
Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund’s yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund’s yield may become negative, which may result in a decline in the value of your investment.
Other Variable Portfolios
The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as “total return.” Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:
n
P	(1 + T)		=	ERV
where:
P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)
The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.
These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.
Annuity Income Payments
Initial Monthly Annuity Income Payments
The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.
The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.
Subsequent Monthly Annuity Income Payments
For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.
For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.
Annuity Unit Values
The value of an Annuity Unit is determined independently for each Variable Portfolio.
The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).
The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.
For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.
Net Investment Factor
The Net Investment Factor (“NIF”) is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.
The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:
(a)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and
(b)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.
The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.
Illustrative Example
Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange (“NYSE”) on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:
NIF	=	($11.46/$11.44)
	=	1.00174825
The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
(1/12)
1/	[(1.035)		]	=	0.99713732
In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:
$10.103523 x 1.00174825 x 0.99713732 = $10.092213
To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.
Variable Annuity Income Payments
Illustrative Example
Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.
The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:
First variable annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51
The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:
Annuity Units = $606.51/$13.256932 = 45.750404
The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:
Second variable annuity income payment = 45.750404 x $13.327695 = $609.75
The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.
Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.
Taxes
General
Note:    Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
Section 72 of the Internal Revenue Code of 1986, as amended (the “Code” or “IRC”) governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer-sponsored retirement plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation.  The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list.  The SECURE Act included many additional provisions affecting Qualified Contracts.

Tax Treatment of Distributions – Non-Qualified Contracts
If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the Code);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	which are attributable to Purchase Payments made prior to August 14, 1982.
On March 30, 2010 the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income (“MAGI”) ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
Tax Treatment of Distributions – Qualified Contracts
Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59½, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the IRC);

•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for certain higher education expenses;
•	distributions from IRAs for first home purchases;
•	amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;
•	payments to certain reservists called up for active duty after September 11, 2001; or
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations).
The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee’s right to elect out of withholding or to elect a different rate of withholding. For “eligible rollover distributions” from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” or “transferred to another eligible plan in a direct trustee-to-trustee” transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to “roll over” the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant’s death, the participant’s surviving spouse, or (3) in the case of a domestic relations order, the participant’s spouse or ex-spouse may roll over a distribution into a plan of the participant’s own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct “trustee-to-trustee” transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).
Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for “in-Plan” rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 (“ATRA”) expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.
Diversification – Separate Account Investments
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered “Pension Plan Contracts” for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”
Non-Natural Owners
Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.
Multiple Contracts
The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.
Tax Treatment of Assignments of Qualified Contracts
Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

Tax Treatment of Gifting, Assigning or Transferring Ownership of a Non-Qualified Contract
Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract’s value, you will also be liable for the tax on the Contract’s value above your Purchase Payments not previously withdrawn.
The new Contract owner’s Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.
Foreign Account Tax Compliance (“FATCA”)
A Contract Owner who is not a “United States person” which is defined under the Internal Revenue Code section to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.
Other Withholding Tax
A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Federal Withdrawal Restrictions from Qualified Contracts
The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59½; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); (5) experiences a financial hardship (as defined in the IRC); or (6) has a qualified birth or adoption of a child (subject to limitations). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.
Partial 1035 Exchanges of Non-Qualified Annuities
Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.
Qualified Plans
The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.
(a) Plans of Self-Employed Individuals: “H.R. 10 Plans”
Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(b) Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2020 is the lesser of 100% of includible compensation or $19,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,500 in 2020 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2020 may not exceed the lesser of $57,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
The final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.
(c) Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner’s spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes “coverage” are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer’s plan. If you and your spouse are filing jointly and have a modified AGI in 2020 of less than $104,000, your contribution may be fully deductible; if your income is between $104,000 and $124,000, your contribution may be partially deductible and if your income is $124,000 or more, your contribution may not be deductible. If you are single and your income in 2020 is less than $65,000, your contribution may be fully deductible; if your income is between $65,000 and $75,000, your contribution may be partially deductible and if your income is $75,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2020 is between $196,000 and $206,000, your contribution may be partially deductible.
(d) Roth IRAs
Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2020 is less than: $196,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $124,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service (“IRS”). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans
Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(f) Deferred Compensation Plans — Section 457(b)
Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.
Broker-Dealer Firms Receiving Revenue Sharing Payments
The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2019, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
Ameriprise Financial Services, Inc.	LPL Financial Corporation
BancWest Investment Services	M&T Securities, Inc.
BBVA Compass Investment Solutions, Inc.	MML Investors Services, LLC
Cadaret, Grant & Co, Inc	Morgan Stanley & Co., Incorporated
Cetera Advisor Network LLC	NEXT Financial Group, Inc.
Cetera Advisors LLC	PNC Investments
Cetera Financial Specialists LLC	Primerica Financial Services
Cetera Investment Services LLC	Raymond James & Associates
Citigroup Global Markets Inc.	Raymond James Financial
Citizens Securities, Inc.	RBC Capital Markets Corporation
CUSO Financial Services, L.P.	Royal Alliance Associates, Inc.
Edward D. Jones & Co., L.P.	SagePoint Financial, Inc.
First Allied Securities	Securities America, Inc.
FSC Securities Corp.	Stifel Nicolaus & Co, Inc
H. Beck, Inc	Summit Brokerage Services
H.D. Vest Investment Securities	Triad Advisors, Inc
Infinex Investments, Inc.	U.S. Bancorp Investments, Inc.
Investacorp, Inc	UBS Financial Services Inc.
Janney Montgomery Scott LLC.	UnionBanc Investment Services
Kestra Investment Services	Voya Financial Advisors, Inc.
Lincoln Financial Advisor	Wells Fargo Advisor, LLC
Lincoln Financial Securities	Woodbury Financial Services, Inc.
We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.
Distribution of Contracts
The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

Financial Statements
[ TO BE UPDATED BY AMENDMENT]

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are included in Part B of this Registration Statement:
[TO BE UPDATED BY AMENDMENT]
(b)   Exhibits
Exhibit Number	Description	Location
(1)	Resolution Establishing Separate Account	Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-000989.
(2)	Form of Custody Agreements	Not Applicable
(3)(a)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(3)(b)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(a)	AGL Variable Annuity Contract (AS-993(12/10))	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(b)	AGL Contract Data Page (AS-993-PPIII (12/10))	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185762 and 811-03859, filed on April 28, 2015, Accession No. 0001193125-15-153218.
(4)(c)	AGL Variable Annuity Contract (AG-803 (7/13))	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015, Accession No. 0001193125-15-414549.
(4)(d)	AGL Nursing Home Waiver Rider (A-7036-RI)	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(e)	AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09)	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(f)	AGL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(g)	AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-6235 (12/10))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(h)	AGL Premium Plus Endorsement (ASE-6245 (12/08))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(4)(i)	AGL Merger Endorsement (L8204 (7/12))	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(j)	AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page (ASE-6231E (8/13))	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(4)(k)	AGL Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (7/13))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015, Accession No. 0001193125-15-414547.

Exhibit Number	Description	Location
(4)(l)	AGL Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8023 (7/13))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015, Accession No. 0001193125-15-414547.
(4)(m)	AGL Optional Guaranteed Living Benefit Endorsement (AGE-8036 (11/15))	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568243.
(4)(n)	AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568243.
(4)(o)	AGL Optional Guaranteed Living Benefit Endorsement (AGE-6248 (12/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016, Accession No. 0001193125-16-794181.
(4)(p)	AGL Contract Data Page (AG-803-PPS4 (7/13))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015, Accession No. 0001193125-15-414547.
(4)(q)	AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (12/15))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment 12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017, Accession No. 0001193125-17-138989.
(4)(r)	AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (8/16))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment 12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017, Accession No. 0001193125-17-138989.
(4)(s)	AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023 (12/15))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment 12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017, Accession No. 0001193125-17-138989.
(4)(t)	AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023 (8/16))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment 12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017, Accession No. 0001193125-17-138989.
(4)(u)	AGL Optional Guaranteed Living Benefit Endorsement Daily (AGE-8036 (12/16))	Incorporated by reference to Post-Effective Amendment No. 12 and Amendment 12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017, Accession No. 0001193125-17-138989.
(4)(v)	AGL Optional Return of Purchase Payment Death Benefit Rider (AGE-8022 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(4)(w)	AGL Optional Maximum Anniversary Value Death Benefit Rider (AGE-8023 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(4)(x)	AGL Optional Guaranteed Lifetime Income Rider (AGE-8060 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(4)(y)	AGL Optional Guaranteed Lifetime Income Rider (AGE-8075 (12/18))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(4)(z)	AGL IRA Endorsement (AGE-6171 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed on December 14, 2016, Accession No. 0001193125-16-793053.
(4)(aa)	AGL Roth IRA Endorsement (AGE-6172 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed on December 14, 2016, Accession No. 0001193125-16-793053.
(4)(bb)	AGL Roth SEP Endorsement (AGE-6173 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed on December 14, 2016, Accession No. 0001193125-16-793053.

Exhibit Number	Description	Location
(4)(cc)	AGL State Deferred Compensation Plan Endorsement (AGE-6066 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed on December 14, 2016, Accession No. 0001193125-16-793053.
(4)(dd)	AGL Pension and Profit Sharing Plan Endorsement (AGE-6067 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213338 and 811-03859, filed on December 14, 2016, Accession No. 0001193125-16-793053.
(5)	Application for Contract
(5)(a)	AGL Annuity Application (ASA-579 (5/12))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.
(5)(b)	AGL Annuity Application (AGA-579 (12/14))	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015, Accession No. 0001193125-15-414549.
(5)(c)	AGL Annuity Application (AGA-579 (1/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016, Accession No. 0001193125-16-794181.
(5)(d)	AGL Annuity Application (AGA-579 (10/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016, Accession No. 0001193125-16-794181.
(5)(e)	AGL Annuity Application (AGA-579E (1/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016, Accession No. 0001193125-16-794181.
(5)(f)	AGL Annuity Application (AGA-579E (10/16))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016, Accession No. 0001193125-16-794181.
(6)	Corporate Documents of Depositor
(6)(a)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Form Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(6)(b)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.
(6)(c)	Bylaws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.
(7)	Reinsurance Contract	Not Applicable
(8)	Material Contracts
(8)(a)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(b)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

Exhibit Number	Description	Location
(8)(c)	Lord Abbett Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(d)	Van Kampen Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.
(8)(e)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.
(8)(f)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 6, File Nos. 333-137892 and 811-03859, filed on April 28, 2008, Accession No. 0000950148-08-000093.
(8)(g)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.
(8)(h)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(i)	Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 Form N-6 Registration Statement, Filed No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.
(8)(j)	Amendment to the Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568243.
(8)(k)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(9)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(10)	Consent	To be filed by amendment
(11)	Financial Statements Omitted from Item 23	Not Applicable
(12)	Initial Capitalization Agreement	Not Applicable
(13)	Other
(13)(a)	Power of Attorney — American General Life Insurance Company Directors	Incorporated by reference to Post-Effective Amendment No. 22, File Nos. 333-185762 and 811-03859, filed on April 27, 2020, Accession No. 0001683863-20-005413.
(13)(b)	Notice of Termination of Support Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(13)(c)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(13)(d)	Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(13)(e)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185762 and 811-03859, filed on April 28, 2015, Accession No. 0001193125-15-153218.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
K EVIN T. HOGAN (1)	Director, Chairman, Chief Executive Officer, and President
K ATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
T HOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
T ERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer
M ICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
J ONATHAN J. NOVAK (2)	Director and Chief Executive Officer, Institutional Markets
T ODD P. SOLASH (3)	Director and Chief Executive Officer, Individual Retirement
A LIREZA VASEGHI (1)	Director, Senior Vice President and Chief Investment Officer
A DAM C. WINSLOW (4)	Director and Chief Executive Officer, Life Insurance
Evelyn Curran	Executive Vice President
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky (3)	Senior Vice President, Individual Retirement Products
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
David Ditillo (5)	Senior Vice President and Chief Information Officer
Christine A. Nixon (3)	Senior Vice President
Christopher V. Muchmore (3)	Senior Vice President, Market Risk Management
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Sai P. Raman (6)	Senior Vice President, Institutional Markets
Timothy M. Heslin (7)	Senior Vice President and Chief Life Product and Underwriting Officer
C RAIG A. ANDERSON	Senior Vice President and Life Controller
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Christina M. Haley (3)	Senior Vice President, Product Filing
Justin J.W. Caulfield (1)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson (7)	Vice President, Distribution
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (8)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
T. Clay Spires	Vice President and Tax Officer
Michael E. Treske (3)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn	Vice President
Manda Ghaferi (3)	Vice President
Christopher J. Hobson	Vice President
William L. Mask	Vice President
Jennifer N. Miller (9)	Vice President
Thomas A. Musante (9)	Vice President
Stewart R. Polakov (3)	Vice President
Edward P. Voit (10)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (7)	Assistant Secretary
Rosemary Foster	Assistant Secretary

Names, Positions and Offices Held with Depositor
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Lloyd J. Bellow	Assistant Tax Officer
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (8)	Investment Tax Officer
Michael F. Mulligan	Managing Director and Head of Global Guaranteed Investment Contracts
Melissa H. Cozart	Privacy Officer

(1)	175 Water Street, New York, NY 10038
(2)	10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(5)	3211 Shannon Road, Durham, NC 27707
(6)	50 Danbury Road, Wilton, CT 06897
(7)	340 Seven Springs Way, Brentwood, TN, 32027
(8)	80 Pine Street, New York, NY 10005
(9)	777 S. Figueroa Street, Los Angeles, CA 90017
(10)	301 Grant Street, Pittsburgh, PA, 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
[TO BE UPDATED BY AMENDMENT]
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
AG Separate Account D
AGL Separate Account I of AGL
Separate Account II
Separate Account VA-1
Separate Account VA-2
AGL Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Five
Separate Account USL VA-R
USL Separate Account VL-R
USL Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
John Thomas Genoy(1)	Vice President
Mallary Loren Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas Clayton Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311
(2) Principal business address 2919 Allen Parkway, Houston, TX 77019
(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.

Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of July, 2020.
Variable Separate Account
(Registrant)
BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
        (On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

         CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	July 30, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	July 30, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	July 30, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	July 30, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	July 30, 2020

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	July 30, 2020

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	July 30, 2020

ALIREZA VASEGHI	Director, Senior Vice President and Chief Investment Officer

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	July 30, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	July 30, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	July 30, 2020